UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Shareholder Report January 31, 2025

Nuveen AA‑BBB CLO ETF
NCLO/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of December 10, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$13	0.26%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$73,705,794

Total number of portfolio holdings	40

Portfolio turnover (%)	10%

What did the Fund invest in? (as of January 31, 2025)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P730_SAR_0125 4212127-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Core Plus Bond ETF
NCPB/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$16	0.31%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$52,806,525

Total number of portfolio holdings	384

Portfolio turnover (%)	71%

What did the Fund invest in? (as of January 31, 2025)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P763_SAR_0125 4212083-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NUAG/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$37,296,765

Total number of portfolio holdings	728

Portfolio turnover (%)	24%

What did the Fund invest in? (as of January 31, 2025)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P102_SAR_0125 4212024-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
NUSA/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$8	0.15%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$29,978,784

Total number of portfolio holdings	308

Portfolio turnover (%)	17%

What did the Fund invest in? (as of January 31, 2025)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P110_SAR_0125 4212035-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen ESG High Yield Corporate Bond ETF
NUHY/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$98,420,406

Total number of portfolio holdings	392

Portfolio turnover (%)	29%

What did the Fund invest in? (as of January 31, 2025)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P854_SAR_0125 4212047-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen ESG U.S. Aggregate Bond ETF
NUBD/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$8	0.16%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$404,475,431

Total number of portfolio holdings	2,094

Portfolio turnover (%)	4%

What did the Fund invest in? (as of January 31, 2025)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P870_SAR_0125 4212064-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Preferred and Income ETF
NPFI/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$28	0.56%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$59,861,173

Total number of portfolio holdings	148

Portfolio turnover (%)	15%

What did the Fund invest in? (as of January 31, 2025)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P771_SAR_0125 4212094-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Sustainable Core ETF
NSCR/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Sustainable Core ETF	$23	0.46%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$6,085,893

Total number of portfolio holdings	50

Portfolio turnover (%)	41%

What did the Fund invest in? (as of January 31, 2025)

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P748_SAR_0125 4212105-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Ultra Short Income ETF
NUSB/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$9	0.18%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2025)

Fund net assets	$151,768,528

Total number of portfolio holdings	178

Portfolio turnover (%)	6%

What did the Fund invest in? (as of January 31, 2025)

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P755_SAR_0125 4212113-0326

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments January 31, 2025
NCLO
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
SECURITIZED - 99.0%
$ 840,000 (a),(b) AIMCO CLO 22 Ltd ( TSFR3M + 3 .400% ) 7 .693% 04/19/37 $ 855,792
500,000 (a),(b) Allegany Park CLO Ltd ( TSFR3M + 2 .050% ) 6 .667 01/20/35 501,080
2,500,000 (a),(b) Anchorage Capital Clo 20 Ltd ( TSFR3M + 1 .950% ) 6 .243 01/20/35 2,503,752
400,000 (a),(b) Apidos CLO XV ( TSFR3M + 1 .812% ) 6 .429 04/20/31 401,400
3,000,000 (a),(b) Ares LXXII CLO Ltd ( TSFR3M + 1 .700% ) 6 .002 07/15/36 3,020,097
1,000,000 (a),(b) Benefit Street Partners CLO X Ltd ( TSFR3M + 2 .412% ) 7 .029 04/20/34 1,002,699
730,000 (a),(b) Blueberry Park CLO Ltd ( TSFR3M + 2 .900% ) 7 .193 10/20/37 746,278
3,250,000 (a),(b) Boyce Park Clo Ltd ( TSFR3M + 1 .750% ) 6 .367 04/21/35 3,265,512
2,000,000 (a),(b) Boyce Park Clo Ltd ( TSFR3M + 3 .100% ) 7 .393 04/21/35 2,013,472
975,000 (a),(b) Buttermilk Park CLO Ltd ( TSFR3M + 1 .370% ) 5 .672 10/15/31 976,401
1,500,000 (a),(b) Carlyle US CLO 2021-7 LTD ( TSFR3M + 1 .912% ) 6 .568 10/15/35 1,504,354
250,000 (a),(b) CIFC Funding 2018-III Ltd ( TSFR3M + 5 .762% ) 10 .055 07/18/31 251,881
2,750,000 (a),(b) CIFC Funding 2021-V Ltd ( TSFR3M + 2 .750% ) 7 .059 01/15/38 2,809,400
1,000,000 (a),(b) CIFC Funding 2022-IV Ltd ( SOFR + 3 .550% ) 7 .858 07/16/35 1,008,998
3,250,000 (a),(b) CIFC Funding 2024-III Ltd ( TSFR3M + 2 .200% ) 6 .493 07/21/37 3,297,307
3,250,000 (a),(b) Elmwood CLO VIII Ltd ( TSFR3M + 2 .500% ) 6 .793 04/20/37 3,297,388
1,500,000 (a),(b) Elmwood CLO XII Ltd ( TSFR3M + 2 .000% ) 6 .302 10/15/37 1,516,074
3,250,000 (a),(b) Galaxy XXV CLO Ltd ( TSFR3M + 2 .400% ) 6 .700 04/25/36 3,265,554
360,000 (a),(b) Goldentree Loan Management US CLO 5 Ltd ( TSFR3M +
1 .500% )
5 .793 10/20/32 360,474
750,000 (a),(b) Invesco CLO 2021-3 Ltd ( TSFR3M + 3 .262% ) 7 .552 10/22/34 754,236
3,250,000 (a),(b) Invesco US CLO 2024-3 Ltd ( TSFR3M + 2 .250% ) 6 .543 07/20/37 3,295,913
750,000 (a),(b) Magnetite XIX Ltd ( TSFR3M + 5 .100% ) 9 .403 04/17/34 752,080
520,000 (a),(b) Magnetite XXII Ltd ( TSFR3M + 2 .900% ) 7 .202 07/15/36 525,908
3,000,000 (a),(b) Magnetite XXVII Ltd ( TSFR3M + 1 .812% ) 6 .429 10/20/34 3,007,779
3,250,000 (a),(b) MidOcean Credit CLO XVI ( TSFR3M + 2 .000% ) 6 .411 10/20/37 3,276,078
2,500,000 (a) MidOcean Credit CLO XVII Ltd ( TSFR3M + 1 .950% ) 6 .444 01/20/38 2,504,077
3,250,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd ( TSFR3M +
1 .750% )
6 .040 01/20/35 3,263,231
1,200,000 (a),(b) OCP CLO 2019-16 Ltd ( TSFR3M + 3 .412% ) 7 .701 04/10/33 1,208,878
750,000 (a),(b) OHA Credit Funding 2 LTD ( TSFR3M + 3 .700% ) 7 .980 01/21/38 751,174
750,000 (a),(b) OHA Credit Funding 8 Ltd ( TSFR3M + 1 .750% ) 6 .030 01/20/38 756,094
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd ( TSFR3M + 3 .750% ) 8 .043 01/20/38 2,003,146
3,000,000 (a),(b) Park Avenue Institutional Advisers CLO Ltd 2021-1 ( TSFR3M +
2 .012% )
6 .305 01/20/34 3,008,676
1,000,000 (a),(b) Regatta 30 Funding Ltd ( TSFR3M + 1 .650% ) 5 .963 01/25/38 1,006,506
1,000,000 (a),(b) Regatta VI Funding Ltd ( TSFR3M + 3 .362% ) 7 .655 04/20/34 1,006,053
3,250,000 (a),(b) Regatta XXII Funding Ltd ( TSFR3M + 1 .700% ) 5 .993 07/20/35 3,262,961
1,000,000 (a),(b) Rockford Tower CLO 2019-1 Ltd ( TSFR3M + 2 .212% ) 6 .505 04/20/34 1,003,324
650,000 (a),(b) Rockford Tower CLO 2022-2 Ltd ( TSFR3M + 5 .150% ) 9 .443 10/20/35 661,118
3,000,000 (a),(b) TCW CLO 2022-1 Ltd ( TSFR3M + 2 .500% ) 6 .790 04/22/33 3,011,298
3,250,000 (a),(b) TICP CLO XII Ltd ( TSFR3M + 3 .562% ) 7 .864 07/15/34 3,274,258
2,000,000 (a),(b) AGL CLO 19 Ltd ( TSFR3M + 2 .750% ) 7 .043 07/21/35 2,013,242
TOTAL SECURITIZED
(Cost $72,777,975) 72,943,943
TOTAL LONG-TERM INVESTMENTS
(Cost $72,777,975) 72,943,943
OTHER ASSETS & LIABILITIES, NET - 1.0% 761,851
NET ASSETS - 100% $ 73,705,794
CLO Collateralized Loan Obligation
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $70,439,866 or 96.6% of Total Investments.

Portfolio of Investments January 31, 2025
NCPB
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
CORPORATE DEBT - 40.6%
FINANCIALS - 14.1%
$ 55,000 (a) Acrisure LLC / Acrisure Finance Inc 4.250% 02/15/29 $ 52,037
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 205,028
75,000 Agree LP 4.800 10/01/32 72,205
90,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 90,950
60,000 Aon North America Inc 5.450 03/01/34 60,244
200,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand
5.621 12/10/29 200,176
450,000 Bank of America Corp 5.162 01/24/31 451,395
175,000 Bank of America Corp 5.518 10/25/35 171,170
75,000 (b) Bank of America Corp 6.125 N/A 75,835
55,000 (b) Bank of New York Mellon Corp/The 4.700 N/A 54,750
55,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 41,457
50,000 Blackstone Private Credit Fund 6.000 01/29/32 49,504
200,000 (a),(b) BNP Paribas SA 8.500 N/A 210,257
95,000 Brixmor Operating Partnership LP 2.250 04/01/28 87,246
40,000 (b) Capital One Financial Corp 3.950 N/A 38,583
95,000 Centene Corp 3.000 10/15/30 82,257
75,000 (b) Charles Schwab Corp/The 5.375 N/A 74,683
190,000 Citibank NA 5.570 04/30/34 193,219
100,000 Citigroup Inc 6.020 01/24/36 100,395
75,000 (b) Citigroup Inc 7.000 N/A 78,150
70,000 (b) Citigroup Inc 7.625 N/A 73,329
25,000 (b) Citigroup Inc 4.000 N/A 24,641
30,000 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 29,036
100,000 Deutsche Bank AG/New York NY 6.819 11/20/29 105,327
60,000 (b) Discover Financial Services 6.125 N/A 60,007
50,000 Elevance Health Inc 5.125 02/15/53 44,346
50,000 (b) Equitable Holdings Inc 4.950 N/A 49,715
145,000 Federal Realty OP LP 1.250 02/15/26 139,935
55,000 (a) FirstCash Inc 6.875 03/01/32 55,762
55,000 (a) Five Corners Funding Trust II 2.850 05/15/30 49,193
225,000 Goldman Sachs Group Inc/The 5.536 01/28/36 224,822
30,000 (b) Goldman Sachs Group Inc/The 7.379 N/A 30,184
80,000 (b) Goldman Sachs Group Inc/The 7.500 N/A 84,398
115,000 Hartford Financial Services Group Inc/The 2.800 08/19/29 105,300
45,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 46,781
50,000 Highwoods Realty LP 2.600 02/01/31 41,950
200,000 (b) HSBC Holdings PLC 8.000 N/A 210,487
45,000 (a) HUB International Ltd 7.250 06/15/30 46,529
70,000 (b) Huntington Bancshares Inc/OH 5.625 N/A 68,562
70,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 67,847
25,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 24,879
700,000 JPMorgan Chase & Co 4.851 07/25/28 701,035
350,000 JPMorgan Chase & Co 5.502 01/24/36 352,078
55,000 (b) JPMorgan Chase & Co 6.875 N/A 57,413
50,000 (b) JPMorgan Chase & Co 3.650 N/A 48,726
40,000 Kennedy-Wilson Inc 4.750 03/01/29 36,979
45,000 (a) Liberty Mutual Group Inc 3.951 10/15/50 32,426
55,000 (b) M&T Bank Corp 3.500 N/A 51,834
80,000 (b) MetLife Inc 3.850 N/A 79,237
25,000 (a) Molina Healthcare Inc 6 .250 01/15/33 24,821
225,000 Morgan Stanley 5.230 01/15/31 226,050
100,000 Morgan Stanley 5.587 01/18/36 100,871
250,000 Morgan Stanley Bank NA 4.968 07/14/28 250,734
40,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 26,821
50,000 Navient Corp 5.500 03/15/29 47,930
35,000 (b) Northern Trust Corp 4.600 N/A 34,749
65,000 OneMain Finance Corp 5.375 11/15/29 63,092
65,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 66,565

Portfolio of Investments January 31, 2025
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 70,000 (a) PennyMac Financial Services Inc 7.875% 12/15/29 $ 73,292
125,000 Piedmont Operating Partnership LP 9.250 07/20/28 137,443
40,000 (b) PNC Financial Services Group Inc/The 3.400 N/A 37,981
30,000 (b) PNC Financial Services Group Inc/The 6.200 N/A 30,259
70,000 Prudential Financial Inc 5.125 03/01/52 65,996
50,000 Reinsurance Group of America Inc 5.750 09/15/34 50,377
55,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 46,503
25,000 (a) Ryan Specialty LLC 5.875 08/01/32 24,772
25,000 (a) Starwood Property Trust Inc 6.500 07/01/30 25,239
85,000 (b) State Street Corp 6.700 N/A 86,666
60,000 (b) Truist Financial Corp 6.669 N/A 59,692
30,000 (b) Truist Financial Corp 4.950 N/A 29,870
130,000 (a) UBS Group AG 6.442 08/11/28 134,331
40,000 UnitedHealth Group Inc 5.050 04/15/53 35,858
25,000 (a) UWM Holdings LLC 6.625 02/01/30 25,051
50,000 Ventas Realty LP 5.000 01/15/35 47,843
150,000 Wells Fargo & Co 2.188 04/30/26 149,047
75,000 Wells Fargo & Co 5.211 12/03/35 73,372
40,000 (b) Wells Fargo & Co 3.900 N/A 39,300
100,000 (b) Wells Fargo & Co 7.625 N/A 106,375
TOTAL FINANCIALS 7,453,199
INDUSTRIAL - 23.8%
45,000 AbbVie Inc 5.400 03/15/54 43,413
40,000 (a) Academy Ltd 6.000 11/15/27 39,941
30,000 (a) Adient Global Holdings Ltd 4.875 08/15/26 29,963
50,000 (a) ADT Security Corp/The 4.875 07/15/32 46,522
40,000 (a) Ahead DB Holdings LLC 6.625 05/01/28 39,571
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 40,743
45,000 Amcor Flexibles North America Inc 4.000 05/17/25 44,865
100,000 Amcor Group Finance PLC 5.450 05/23/29 101,120
175,000 American Tower Corp 5.800 11/15/28 180,021
145,000 Amgen Inc 5.250 03/02/25 145,095
50,000 Amgen Inc 5.250 03/02/33 49,829
150,000 Amgen Inc 5.650 03/02/53 144,963
51,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.900 02/01/46 46,090
85,000 Anheuser-Busch InBev Worldwide Inc 5.000 06/15/34 83,813
50,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 51,071
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 30,148
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 30,411
30,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 31,190
40,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 37,426
35,000 (a) ASGN Inc 4.625 05/15/28 33,656
260,000 AT&T Inc 3.500 09/15/53 175,583
155,000 AT&T Inc 3.800 12/01/57 107,477
65,000 Ball Corp 6.875 03/15/28 66,705
30,000 (a) Bath & Body Works Inc 6.625 10/01/30 30,544
35,000 (a) Beacon Roofing Supply Inc 6.500 08/01/30 36,094
155,000 Berry Global Inc 1.570 01/15/26 150,179
80,000 (a) Block Inc 6.500 05/15/32 81,769
80,000 Boeing Co/The 3.250 02/01/28 75,918
190,000 Boeing Co/The 5.805 05/01/50 178,828
50,000 (a) Boost Newco Borrower LLC 7.500 01/15/31 52,344
200,000 (a) Brightline East LLC 11 .000 01/31/30 193,808
275,000 Broadcom Inc 5.150 11/15/31 275,710
25,000 (a) Buckeye Partners LP 6.750 02/01/30 25,432
40,000 (a) Caesars Entertainment Inc 6.500 02/15/32 40,498
120,000 Canadian Pacific Railway Co 2.050 03/05/30 104,643
30,000 (a) Cargo Aircraft Management Inc 4.750 02/01/28 29,930
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 34,354
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 31,843
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 26,614

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 25,000 Cenovus Energy Inc 5.400% 06/15/47 $ 22,327
30,000 (a) Chart Industries Inc 7.500 01/01/30 31,342
140,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250 04/01/53 112,952
200,000 Cheniere Energy Partners LP 4.500 10/01/29 193,907
75,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 63,943
80,000 (a) Churchill Downs Inc 5.750 04/01/30 79,028
75,000 (a) Civitas Resources Inc 8.625 11/01/30 79,497
25,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 25,392
25,000 (a) CNX Resources Corp 7.250 03/01/32 25,493
145,000 Comcast Corp 2.650 02/01/30 130,557
180,000 Comcast Corp 2.887 11/01/51 108,362
20,000 (a) Concentra Escrow Issuer Corp 6.875 07/15/32 20,681
125,000 Constellation Brands Inc 2.875 05/01/30 111,786
65,000 (a) Coty Inc/HFC Prestige Products Inc/HFC Prestige International US
LLC
6.625 07/15/30 66,387
75,000 (a) CSC Holdings LLC 5.500 04/15/27 69,448
55,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 55,455
115,000 CVS Health Corp 5.050 03/25/48 96,121
40,000 (a) DaVita Inc 4.625 06/01/30 37,218
35,000 (a) DaVita Inc 6.875 09/01/32 35,491
25,000 (a) Dcli Bidco LLC 7.750 11/15/29 25,709
60,000 (a) DISH Network Corp 11.750 11/15/27 63,354
65,000 (a) DT Midstream Inc 4.125 06/15/29 61,452
35,000 Enbridge Inc 8.500 01/15/84 38,757
60,000 Encompass Health Corp 4.500 02/01/28 58,570
65,000 (b) Energy Transfer LP 6.500 N/A 64,965
120,000 Enterprise Products Operating LLC 4.450 02/15/43 102,487
57,000 (a) EQM Midstream Partners LP 4.500 01/15/29 54,949
50,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 47,201
50,000 (a) Flutter Treasury DAC 6.375 04/29/29 50,824
95,000 Ford Motor Credit Co LLC 6.950 03/06/26 96,715
85,000 Ford Motor Credit Co LLC 7.350 03/06/30 90,212
200,000 (a) Ford Otomotiv Sanayi AS 7.125 04/25/29 198,480
55,000 (a) Frontier Communications Holdings LLC 5.875 10/15/27 55,016
30,000 (a) Garda World Security Corp 4.625 02/15/27 29,406
35,000 (a) Gen Digital Inc 6.750 09/30/27 35,580
135,000 General Motors Financial Co Inc 5.350 01/07/30 134,892
80,000 (b) General Motors Financial Co Inc 5.700 N/A 77,857
20,000 (b) General Motors Financial Co Inc 5.750 N/A 19,473
30,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 27,987
55,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 50,220
35,000 (a) Group 1 Automotive Inc 4.000 08/15/28 33,210
200,000 (a) Grupo Aeromexico SAB de CV 8.250 11/15/29 199,750
40,000 (a) H&E Equipment Services Inc 3.875 12/15/28 39,928
65,000 Haleon US Capital LLC 3.625 03/24/32 59,072
130,000 HCA Inc 3.500 09/01/30 118,787
15,000 HCA Inc 5.900 06/01/53 14,284
75,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 78,279
120,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 120,833
55,000 (a) Hologic Inc 3.250 02/15/29 50,559
55,000 Honeywell International Inc 5.250 03/01/54 51,593
200,000 (a) IHS Holding Ltd 7.875 05/29/30 196,700
60,000 (a) Imola Merger Corp 4.750 05/15/29 57,225
30,000 (a) IQVIA Inc 6.500 05/15/30 30,609
55,000 (a) Iron Mountain Inc 7.000 02/15/29 56,569
100,000 Kellanova 3.400 11/15/27 96,667
25,000 (a) Kimmeridge Texas Gas LLC 8.500 02/15/30 25,097
50,000 (a) Kinetik Holdings LP 6.625 12/15/28 51,128
50,000 (a) Kodiak Gas Services LLC 7.250 02/15/29 51,465
40,000 Kohl's Corp 4.625 05/01/31 32,017
50,000 Kroger Co/The 5.000 09/15/34 48,516

Portfolio of Investments January 31, 2025
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 65,000 Kroger Co/The 5.500% 09/15/54 $ 60,905
70,000 L3Harris Technologies Inc 5.400 07/31/33 70,081
80,000 Lamar Media Corp 4.875 01/15/29 77,682
30,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 31,498
80,000 (a) Level 3 Financing Inc 10.500 05/15/30 87,177
30,000 (a) Light & Wonder International Inc 7.500 09/01/31 31,254
30,000 (a) Live Nation Entertainment Inc 6.500 05/15/27 30,498
55,000 Lowe's Cos Inc 4.250 04/01/52 42,958
80,000 Marathon Petroleum Corp 4.750 09/15/44 66,634
30,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 28,247
60,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 62,425
60,000 MGM Resorts International 6.125 09/15/29 60,047
60,000 (a) Michaels Cos Inc/The 5.250 05/01/28 46,659
200,000 (a) Millicom International Cellular SA 7.375 04/02/32 202,876
58,000 (a) Mineral Resources Ltd 9.250 10/01/28 61,343
100,000 MPLX LP 1.750 03/01/26 96,859
75,000 MPLX LP 2.650 08/15/30 66,019
30,000 Newell Brands Inc 6.375 09/15/27 30,537
25,000 (a) Novelis Inc 6.875 01/30/30 25,594
100,000 Nutrien Ltd 4.900 03/27/28 100,293
25,000 Occidental Petroleum Corp 6.600 03/15/46 25,195
100,000 ONEOK Inc 5.050 11/01/34 95,542
125,000 ONEOK Inc 5.700 11/01/54 116,121
50,000 (a) Open Text Holdings Inc 4.125 02/15/30 45,848
125,000 Oracle Corp 6.000 08/03/55 124,602
60,000 O'Reilly Automotive Inc 4.200 04/01/30 57,983
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 28,454
55,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 49,788
30,000 Paramount Global 6.375 03/30/62 29,243
40,000 (a) Parkland Corp/Canada 4.625 05/01/30 37,231
60,000 (a) Permian Resources Operating LLC 7.000 01/15/32 61,588
170,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 159,177
60,000 Philip Morris International Inc 4.750 11/01/31 59,014
55,000 Phillips 66 Co 5.300 06/30/33 54,529
45,000 (a) Post Holdings Inc 6.250 02/15/32 45,034
175,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 174,801
35,000 (a) Primo Water Holdings Inc 4.375 04/30/29 33,061
100,000 Roper Technologies Inc 2.000 06/30/30 85,815
100,000 RTX Corp 6.000 03/15/31 105,023
95,000 Salesforce Inc 2.700 07/15/41 67,188
50,000 (a) Sealed Air Corp/Sealed Air Corp US 7.250 02/15/31 51,972
75,000 (a) Sirius XM Radio LLC 4.125 07/01/30 67,038
30,000 (a) Sirius XM Radio LLC 3.875 09/01/31 25,835
200,000 (a) Sitios Latinoamerica SAB de CV 6.000 11/25/29 199,740
30,000 (a) SM Energy Co 6.750 08/01/29 30,012
75,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 77,264
35,000 (a) Standard Industries Inc/NY 5.000 02/15/27 34,515
50,000 (a) Sunoco LP 7.000 05/01/29 51,680
50,000 (a) Sunrise FinCo I BV 4.875 07/15/31 46,403
55,000 Sysco Corp 6.600 04/01/50 59,833
50,000 Tapestry Inc 5.100 03/11/30 49,664
60,000 Tenet Healthcare Corp 6.125 10/01/28 60,032
155,000 Tenet Healthcare Corp 4.375 01/15/30 145,009
150,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 145,347
330,000 T-Mobile USA Inc 2.250 11/15/31 275,479
65,000 TotalEnergies Capital SA 5.488 04/05/54 61,826
25,000 Transcanada Trust 5.500 09/15/79 23,955
45,000 (a) TransDigm Inc 6.875 12/15/30 46,094
26,000 (a) Transocean Inc 8.750 02/15/30 26,596
60,000 (a) Tronox Inc 4.625 03/15/29 54,339
40,000 United Rentals North America Inc 4.000 07/15/30 37,031
65,000 (a) Univision Communications Inc 4.500 05/01/29 59,191

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 25,000 (a) US LIQUIDSCO0 6.176% 10/01/54 $ 23,771
85,000 USA Compression Partners LP / USA Compression Finance Corp 6.875 09/01/27 85,526
70,000 (a) Venture Global Calcasieu Pass LLC 4.125 08/15/31 63,284
80,000 (a) Venture Global LNG Inc 9.875 02/01/32 88,066
25,000 (a) Veritiv Operating Co 10.500 11/30/30 27,170
235,000 Verizon Communications Inc 1.750 01/20/31 194,804
25,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 24,440
30,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 27,493
45,000 (a) Vmed O2 UK Financing I PLC 4.750 07/15/31 39,537
40,000 Vodafone Group PLC 4.125 06/04/81 35,928
40,000 (a) VZ Secured Financing BV 5.000 01/15/32 35,740
30,000 Walmart Inc 2.500 09/22/41 20,768
30,000 Walmart Inc 4.500 04/15/53 26,167
50,000 (a) Wand NewCo 3 Inc 7.625 01/30/32 51,757
125,000 Warnermedia Holdings Inc 5.141 03/15/52 93,235
35,000 Waste Management Inc 4.950 03/15/35 34,235
30,000 (a) WESCO Distribution Inc 7.250 06/15/28 30,569
40,000 Williams Cos Inc/The 5.650 03/15/33 40,381
50,000 (a) Windsor Holdings III LLC 8.500 06/15/30 52,887
25,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 25,876
50,000 (a) ZF North America Capital Inc 6.750 04/23/30 49,131
TOTAL INDUSTRIAL 12,564,348
UTILITY - 2.7%
130,000 AEP Transmission Co LLC 5.400 03/15/53 123,590
130,000 Ameren Illinois Co 4.950 06/01/33 127,963
70,000 Atmos Energy Corp 5.000 12/15/54 62,546
25,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 24,638
40,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 38,699
75,000 CMS Energy Corp 4 .750 06/01/50 71,123
50,000 Consolidated Edison Co of New York Inc 5.500 03/15/55 47,790
55,000 Dominion Energy Inc 3.300 04/15/41 40,449
35,000 Dominion Energy Inc 7.000 06/01/54 37,020
35,000 DTE Electric Co 5 .400 04/01/53 33,984
60,000 Duke Energy Carolinas LLC 4.250 12/15/41 50,858
65,000 Duke Energy Carolinas LLC 5.400 01/15/54 61,907
125,000 Florida Power & Light Co 4.800 05/15/33 121,772
205,000 Georgia Power Co 2.650 09/15/29 186,407
45,000 Interstate Power and Light Co 3.100 11/30/51 28,580
55,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 56,262
65,000 NRG Energy Inc 5.750 01/15/28 65,100
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 28,354
50,000 PECO Energy Co 2.800 06/15/50 31,136
50,000 Public Service Co of Colorado 4.050 09/15/49 38,398
45,000 (b) Sempra 4.875 N/A 44,531
75,000 (a) Talen Energy Supply LLC 8.625 06/01/30 80,003
40,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 36,946
TOTAL UTILITY 1,438,056
TOTAL CORPORATE DEBT
(Cost $21,518,953) 21,455,603
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.3%
GOVERNMENT AGENCY - 2.1%
250,000 Aeropuerto Internacional de Tocumen SA 4.000 08/11/41 183,250
200,000 (a) Corp Nacional del Cobre de Chile 6.150 10/24/36 199,118
200,000 Indian Railway Finance Corp Ltd 3.835 12/13/27 194,624
25,000 (a) NOVA Chemicals Corp 5.250 06/01/27 24,567
200,000 (a) OCP SA 5.125 06/23/51 151,500
200,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 05/21/28 201,749
225,000 (a) Petronas Capital Ltd 2.480 01/28/32 188,783
TOTAL GOVERNMENT AGENCY 1,143,591

Portfolio of Investments January 31, 2025
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT - 2.2%
$ 225,000 Angolan Government International Bond 8.750% 04/14/32 $ 199,801
275,000 Colombia Government International Bond 5.000 06/15/45 186,160
250,000 (a) Hungary Government International Bond 2.125 09/22/31 200,368
200,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 179,125
225,000 Republic of South Africa Government International Bond 6.250 03/08/41 194,282
200,000 (a) Saudi Government International Bond 5.000 01/16/34 194,847
TOTAL SOVEREIGN DEBT 1,154,583
TOTAL GOVERNMENT RELATED
(Cost $2,354,385) 2,298,174
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 38.1%
250,000 (a) Avis Budget Rental Car Funding AESOP LLC 6.180 10/20/27 252,120
250,000 BANK5 2024-5YR7 5.769 06/15/57 257,127
250,000 (a) BBCMS Trust 2015-SRCH 4.957 08/10/35 227,295
150,000 (a),(c) BBCMS Trust 2018-CBM ( TSFR1M + 1.297% ) 5.604 07/15/37 148,304
200,000 Benchmark 2018-B2 Mortgage Trust 4.305 02/15/51 174,378
250,000 Benchmark 2019-B14 Mortgage Trust 3.493 12/15/62 203,175
119,267 (a),(c) BX TRUST ( TSFR1M + 2.451% ) 6.757 08/15/39 120,012
150,000 (a),(c) BX Trust 2023-DELC ( TSFR1M + 3.339% ) 7.645 05/15/38 151,642
250,000 COMM 2015-CCRE26 Mortgage Trust 3.630 10/10/48 247,520
150,000 COMM 2018-COR3 Mortgage Trust 4.516 05/10/51 125,898
300,000 (a),(c) Connecticut Avenue Securities Trust 2023-R04 ( SOFR30A +
3.550% )
7.899 05/25/43 321,152
25,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 ( SOFR30A +
3.100% )
7.449 06/25/43 26,356
185,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 ( SOFR30A +
4.750% )
9.099 06/25/43 202,573
93,250 (a) DB Master Finance LLC 4.030 11/20/47 90,811
198,625 DBJPM 2016-C3 Mortgage Trust 2.632 08/10/49 193,222
150,000 (a) DBSG 2024-ALTA Mortgage Trust 6.595 06/10/37 152,006
368,385 Fannie Mae Pool FN FS1533 3.000 04/01/52 316,658
85,249 Fannie Mae Pool FN FS7299 3.000 05/01/52 73,201
362,569 Fannie Mae Pool FN MA4600 3.500 05/01/52 321,429
348,410 Fannie Mae Pool FN MA4624 3.000 06/01/52 296,500
700,249 Fannie Mae Pool FN MA4684 4.500 06/01/52 660,060
728,018 Fannie Mae Pool FN MA4700 4.000 07/01/52 666,957
551,318 Fannie Mae Pool FN MA4733 4 .500 09/01/52 519,859
609,688 Fannie Mae Pool FN MA4784 4.500 10/01/52 574,919
280,706 Fannie Mae Pool FN MA4785 5.000 10/01/52 271,921
1,178,244 Fannie Mae Pool FN MA4804 4.000 11/01/52 1,079,006
726,858 Fannie Mae Pool FN MA4805 4.500 11/01/52 685,244
812,823 Fannie Mae Pool FN MA4978 5.000 04/01/53 785,205
462,166 Fannie Mae Pool FN MA5039 5.500 06/01/53 457,657
151,253 Fannie Mae Pool FN MA5089 4.000 07/01/53 138,463
373,123 Fannie Mae Pool FN MA5106 5.000 08/01/53 360,973
869,162 Fannie Mae Pool FN MA5165 5.500 10/01/53 859,529
192,334 Fannie Mae Pool FN MA5247 6.000 01/01/54 193,903
51,096 Fannie Mae Pool FN MA5295 6.000 03/01/54 51,505
275,671 Fannie Mae Pool FN MA5353 5.500 05/01/54 272,348
256,223 Fannie Mae Pool FN MA5530 5.000 11/01/54 247,517
78,973 Fannie Mae REMICS 2.000 08/25/50 51,766
55,205 Fannie Mae REMICS 3.500 04/25/52 40,890
434,140 Freddie Mac Pool FR RA6766 2.500 02/01/52 358,366
63,572 Freddie Mac Pool FR SD4810 3.000 04/01/52 54,723
466,348 Freddie Mac Pool FR SD8213 3.000 05/01/52 397,129
220,635 Freddie Mac Pool FR SD8220 3.000 06/01/52 187,749
736,606 Freddie Mac Pool FR SD8231 4.500 07/01/52 693,746
27,307 Freddie Mac REMICS 2.000 09/25/50 17,569
185,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA3 ( SOFR30A +
5.650% )
8.647 04/25/42 200,572

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 25,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA4 ( SOFR30A +
3.350% )
7.701% 05/25/42 $ 26,188
200,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA6 ( SOFR30A +
3.700% )
8.051 09/25/42 212,401
150,000 (a) Frontier Issuer LLC 6.600 08/20/53 152,931
51,512 Ginnie Mae II Pool G2 MA7419 3.000 06/20/51 44,897
124,118 Ginnie Mae II Pool G2 MA7768 3.000 12/20/51 108,107
217,516 Ginnie Mae II Pool G2 MA7989 3.500 04/20/52 194,720
280,380 Ginnie Mae II Pool G2 MA8149 3.500 07/20/52 250,995
416,243 Ginnie Mae II Pool G2 MA8267 4.000 09/20/52 383,701
197,858 Ginnie Mae II Pool G2 MA8489 4.500 12/20/52 187,420
150,000 (a),(c) GS Mortgage Securities Corp Trust 2022-AGSS ( TSFR1M +
2.195% )
7.022 08/15/39 150,394
250,000 GS Mortgage Securities Trust 2017-GS5 3.826 03/10/50 233,916
95,018 (a) GS Mortgage-Backed Securities Trust 2022-LTV2 4.352 12/25/52 82,692
250,000 (a) Hertz Vehicle Financing III LP 2.520 12/27/27 236,753
150,000 (a),(d) Houston Galleria Mall Trust 2025-HGLR 5.462 02/05/45 150,778
182,977 (a) J.P. Morgan Mortgage Trust 2021-INV5 3.188 12/25/51 148,200
185,414 (a) J.P. Morgan Mortgage Trust 2021-INV8 3.284 05/25/52 146,063
76,281 (a) JP Morgan Mortgage Trust 2017-5 5.107 10/26/48 76,581
75,910 (a) JP Morgan Mortgage Trust 2021-11 2.500 01/25/52 60,537
183,879 (a) JP Morgan Mortgage Trust 2021-INV4 3.212 01/25/52 144,175
184,210 (a) JP Morgan Mortgage Trust 2021-INV6 3.344 04/25/52 145,592
78,285 (a) JP Morgan Mortgage Trust Series 2024-3 3.000 05/25/54 65,105
100,000 JPMCC Commercial Mortgage Securities Trust 2017-JP6 3.701 07/15/50 80,167
150,000 JPMDB Commercial Mortgage Securities Trust 2017-C5 3.694 03/15/50 144,820
250,000 (a),(c) Magnetite XXIII Ltd ( TSFR3M + 3.312% ) 7.612 01/25/35 252,344
150,000 (a) MetroNet Infrastructure Issuer LLC 7.590 04/20/54 154,983
250,000 (a) MetroNet Infrastructure Issuer LLC 10.860 04/20/54 270,020
87,058 (a) Morgan Stanley Residential Mortgage Loan Trust 2023-1 4.000 02/25/53 78,064
180,691 (a) MVW 2021-1W LLC 1.940 01/22/41 169,354
175,000 (a) One Bryant Park Trust 2019-OBP 2.516 09/15/54 155,014
431,135 (a) RCKT Mortgage Trust 2021-2 2.500 06/25/51 343,820
216,407 (a) Sequoia Mortgage Trust 2020-1 3.850 02/25/50 169,775
515,446 (a) Sierra Timeshare 2024-3 Receivables Funding LLC 4.980 08/20/41 512,662
149,625 (a) Subway Funding LLC 6.028 07/30/54 151,485
147,375 (a) Taco Bell Funding LLC 2.294 08/25/51 131,321
150,000 (a),(c) TX Trust 2024-HOU ( TSFR1M + 1.591% ) 5.898 06/15/39 150,524
250,287 (a) VR Funding LLC 2.790 11/15/50 230,839
185,969 (a) Wendy's Funding LLC 3.884 03/15/48 179,433
TOTAL SECURITIZED
(Cost $20,226,472) 20,105,726
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 14.5%
567,000 United States Treasury Note/Bond 4.500 12/31/31 568,860
1,368,000 United States Treasury Note/Bond 4 .250 11/15/34 1,336,151
1,033,000 United States Treasury Note/Bond 4.125 08/15/44 937,125
600,000 United States Treasury Note/Bond 4.625 11/15/44 582,469
1,992,000 United States Treasury Note/Bond 4.625 05/15/54 1,932,863
2,505,000 United States Treasury Note/Bond 4.375 08/15/54 2,283,855
TOTAL U.S. TREASURY
(Cost $8,045,652) 7,641,323
TOTAL LONG-TERM INVESTMENTS
(Cost $52,145,462) 51,500,826
OTHER ASSETS & LIABILITIES, NET - 2.5% 1,305,699
NET ASSETS - 100% $ 52,806,525
SOFR Secured Overnight Financing Rate
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments January 31, 2025
(continued)
NCPB

See Notes to Financial Statements
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $15,038,514 or 29.2% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.

Portfolio of Investments January 31, 2025
NUAG
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
CORPORATE DEBT - 38.9%
FINANCIALS - 15.5%
$ 18,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 01/30/26 $ 17,484
18,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450 10/29/26 17,282
5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625 10/15/27 4,973
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000 10/29/28 932
50,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.150 09/30/30 52,264
38,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300 01/30/32 33,332
4,000 Aetna Inc 4.500 05/15/42 3,251
10,000 Aetna Inc 4.750 03/15/44 8,357
10,000 Affiliated Managers Group Inc 3.300 06/15/30 9,154
11,000 Air Lease Corp 1.875 08/15/26 10,518
7,000 Air Lease Corp 2.200 01/15/27 6,665
8,000 Air Lease Corp 3.625 04/01/27 7,753
22,000 Air Lease Corp 3.250 10/01/29 20,387
10,000 Air Lease Corp 3.000 02/01/30 9,046
23,000 Alexandria Real Estate Equities Inc 3.550 03/15/52 15,703
50,000 Allstate Corp/The 5.250 03/30/33 49,758
28,000 Ally Financial Inc 2.200 11/02/28 25,205
11,000 Ally Financial Inc 8.000 11/01/31 12,342
40,000 American Express Co 6.489 10/30/31 42,820
50,000 American Express Co 5.442 01/30/36 49,994
50,000 American International Group Inc 4.750 04/01/48 43,912
19,000 Aon Corp 2.800 05/15/30 17,043
1,000 Aon Corp / Aon Global Holdings PLC 2.600 12/02/31 853
90,000 Aon Corp / Aon Global Holdings PLC 5.350 02/28/33 89,997
5,000 Ares Capital Corp 3.875 01/15/26 4,947
30,000 Ares Capital Corp 7.000 01/15/27 31,035
50,000 Arthur J Gallagher & Co 5.150 02/15/35 48,659
30,000 Arthur J Gallagher & Co 6.750 02/15/54 33,078
7,000 Assurant Inc 3.700 02/22/30 6,509
10,000 Assurant Inc 2.650 01/15/32 8,338
1,000 Athene Holding Ltd 6.150 04/03/30 1,040
30,000 Athene Holding Ltd 6.250 04/01/54 30,087
7,000 AXIS Specialty Finance PLC 4.000 12/06/27 6,805
50,000 Bain Capital Specialty Finance Inc 5.950 03/15/30 49,587
40,000 Banco Santander SA 3.800 02/23/28 38,610
64,000 Banco Santander SA 2.749 12/03/30 54,893
120,000 Bank of America Corp 5.015 07/22/33 118,065
100,000 Bank of America Corp 5.518 10/25/35 97,811
30,000 Bank of Montreal 4.567 09/10/27 29,936
60,000 Bank of New York Mellon Corp/The 4.947 04/26/27 60,290
50,000 (a) Bank of Nova Scotia/The 4.740 11/10/32 48,643
7,000 Bank of Nova Scotia/The 3.625 10/27/81 6,557
21,000 BankUnited Inc 5.125 06/11/30 20,304
3,000 Barclays PLC 5.200 05/12/26 3,007
70,000 Barclays PLC 5.501 08/09/28 70,786
3,000 Barclays PLC 5.088 06/20/30 2,937
4,000 Barclays PLC 2.667 03/10/32 3,424
14,000 Barclays PLC 2.894 11/24/32 11,917
24,000 Barclays PLC 3.811 03/10/42 18,635
14,000 Blackstone Private Credit Fund 2.625 12/15/26 13,340
20,000 (a) Blackstone Private Credit Fund 4.000 01/15/29 18,876
16,000 Blackstone Secured Lending Fund 2.125 02/15/27 15,050
50,000 Blackstone Secured Lending Fund 5.350 04/13/28 49,806
18,000 Blue Owl Capital Corp 4.250 01/15/26 17,870
1,000 Blue Owl Capital Corp 2.625 01/15/27 947
14,000 Blue Owl Credit Income Corp 4.700 02/08/27 13,843
50,000 Boston Properties LP 6.500 01/15/34 52,291
14,000 (a) Brighthouse Financial Inc 5.625 05/15/30 14,389
24,000 Brown & Brown Inc 2.375 03/15/31 20,255

Portfolio of Investments January 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Canadian Imperial Bank of Commerce 5.001% 04/28/28 $ 20,087
6,000 Capital One Financial Corp 1.878 11/02/27 5,694
44,000 Capital One Financial Corp 3.800 01/31/28 42,679
21,000 Capital One Financial Corp 4.927 05/10/28 20,988
7,000 Capital One Financial Corp 3.273 03/01/30 6,501
46,000 Capital One Financial Corp 2.359 07/29/32 37,646
31,000 Capital One Financial Corp 5.268 05/10/33 30,329
55,000 Charles Schwab Corp/The 5.643 05/19/29 56,349
36,000 CI Financial Corp 3.200 12/17/30 30,782
50,000 Citigroup Inc 4.412 03/31/31 48,258
60,000 Citigroup Inc 4.910 05/24/33 58,083
170,000 Citigroup Inc 5.827 02/13/35 169,067
50,000 Citigroup Inc 6.020 01/24/36 50,197
42,000 Citizens Financial Group Inc 2.500 02/06/30 36,908
8,000 CNA Financial Corp 3.900 05/01/29 7,664
8,000 CNO Financial Group Inc 5.250 05/30/29 7,950
20,000 Cooperatieve Rabobank UA 3.750 07/21/26 19,649
46,000 Corebridge Financial Inc 3.850 04/05/29 43,875
10,000 Deutsche Bank AG/New York NY 4.100 01/13/26 9,942
4,000 Deutsche Bank AG/New York NY 2.311 11/16/27 3,814
1,000 Deutsche Bank AG/New York NY 3.547 09/18/31 907
80,000 (a) Deutsche Bank AG/New York NY 7.079 02/10/34 83,320
7,000 Discover Financial Services 4.500 01/30/26 6,983
8,000 Discover Financial Services 4.100 02/09/27 7,886
10,000 Discover Financial Services 7.964 11/02/34 11,445
40,000 Elevance Health Inc 5.650 06/15/54 38,229
10,000 Enact Holdings Inc 6.250 05/28/29 10,206
13,000 Enstar Group Ltd 3.100 09/01/31 11,101
33,000 Equitable Holdings Inc 4.350 04/20/28 32,481
24,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 23,301
10,000 (b) Fairfax Financial Holdings Ltd 6.100 03/15/55 9,864
21,000 Fidelity National Financial Inc 3.400 06/15/30 19,117
2,000 Fifth Third Bancorp 1.707 11/01/27 1,895
13,000 Fifth Third Bancorp 3.950 03/14/28 12,637
40,000 Fifth Third Bancorp 6.361 10/27/28 41,396
11,000 First American Financial Corp 2.400 08/15/31 9,109
50,000 First American Financial Corp 5.450 09/30/34 48,039
10,000 First-Citizens Bank & Trust Co 6.125 03/09/28 10,275
11,000 FS KKR Capital Corp 3.250 07/15/27 10,464
16,000 GATX Corp 4.550 11/07/28 15,805
30,000 GATX Corp 6.050 03/15/34 31,263
10,000 Globe Life Inc 4.550 09/15/28 9,908
10,000 Goldman Sachs BDC Inc 2.875 01/15/26 9,812
54,000 Goldman Sachs Group Inc /The 2.615 04/22/32 46,362
66,000 Goldman Sachs Group Inc /The 2.383 07/21/32 55,637
50,000 Goldman Sachs Group Inc /The 5.016 10/23/35 48,037
81,000 Goldman Sachs Group Inc /The 6.450 05/01/36 85,427
23,000 Golub Capital BDC Inc 2.050 02/15/27 21,481
50,000 (b) HA Sustainable Infrastructure Capital Inc 6.375 07/01/34 48,671
12,000 Hartford Financial Services Group Inc /The 2.800 08/19/29 10,988
20,000 Hartford Financial Services Group Inc /The 2.900 09/15/51 12,427
20,000 Hercules Capital Inc 3.375 01/20/27 19,194
130,000 HSBC Holdings PLC 6.547 06/20/34 135,063
96,000 HSBC Holdings PLC 6.800 06/01/38 101,350
12,000 Huntington Bancshares Inc /OH 2.550 02/04/30 10,610
30,000 ING Groep NV 4.050 04/09/29 28,911
8,000 Jackson Financial Inc 5.170 06/08/27 8,039
19,000 Jefferies Financial Group Inc 4.150 01/23/30 18,151
40,000 (a) Jefferies Financial Group Inc 2.750 10/15/32 32,870
30,000 JPMorgan Chase & Co 2.069 06/01/29 27,432
4,000 JPMorgan Chase & Co 3.702 05/06/30 3,800
100,000 JPMorgan Chase & Co 4.603 10/22/30 98,239

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 6,000 JPMorgan Chase & Co 2.545% 11/08/32 $ 5,104
12,000 JPMorgan Chase & Co 4.912 07/25/33 11,764
100,000 JPMorgan Chase & Co 5.717 09/14/33 101,893
12,000 Kemper Corp 3.800 02/23/32 10,606
57,000 KeyCorp 2.550 10/01/29 50,964
12,000 Kimco Realty OP LLC 4.250 04/01/45 9,717
21,000 Lazard Group LLC 4.500 09/19/28 20,602
16,000 Lincoln National Corp 3.625 12/12/26 15,707
21,000 Main Street Capital Corp 3.000 07/14/26 20,269
20,000 Manufacturers & Traders Trust Co 4.650 01/27/26 19,993
10,000 Manufacturers & Traders Trust Co 3.400 08/17/27 9,634
19,000 (a) Manulife Financial Corp 4.061 02/24/32 18,566
12,000 Markel Group Inc 3.350 09/17/29 11,184
20,000 Markel Group Inc 6.000 05/16/54 19,873
50,000 Marsh & McLennan Cos Inc 5.000 03/15/35 48,665
30,000 MetLife Inc 5.375 07/15/33 30,342
110,000 Mitsubishi UFJ Financial Group Inc 2.559 02/25/30 98,096
50,000 Mizuho Financial Group Inc 5.739 05/27/31 51,369
2,000 Morgan Stanley 3.950 04/23/27 1,966
100,000 Morgan Stanley 5.042 07/19/30 99,841
1,000 Morgan Stanley 4.889 07/20/33 971
50,000 Morgan Stanley 6.627 11/01/34 53,943
50,000 Morgan Stanley 5.587 01/18/36 50,435
1,000 Morgan Stanley 2.484 09/16/36 822
60,000 Nasdaq Inc 5.550 02/15/34 60,707
47,000 NatWest Group PLC 5.076 01/27/30 46,750
11,000 NNN REIT Inc 3.000 04/15/52 6,667
63,000 Nomura Holdings Inc 5.386 07/06/27 63,591
4,000 Nomura Holdings Inc 2.710 01/22/29 3,655
12,000 Nomura Holdings Inc 3.103 01/16/30 10,868
1,000 Nomura Holdings Inc 2.679 07/16/30 876
10,000 Oaktree Specialty Lending Corp 2.700 01/15/27 9,449
10,000 Oaktree Strategic Credit Fund 6.500 07/23/29 10,180
7,000 Old Republic International Corp 3.875 08/26/26 6,901
10,000 ORIX Corp 4.000 04/13/32 9,235
50,000 (a) PartnerRe Finance B LLC 4.500 10/01/50 46,120
70,000 PNC Financial Services Group Inc /The 6.875 10/20/34 76,699
50,000 PNC Financial Services Group Inc /The 5.575 01/29/36 50,248
7,000 Prudential Financial Inc 5.700 09/15/48 6,957
41,000 Prudential Financial Inc 3.700 10/01/50 36,537
7,000 Regency Centers LP 4.400 02/01/47 5,766
10,000 Regions Bank/Birmingham AL 6.450 06/26/37 10,311
24,000 Regions Financial Corp 1.800 08/12/28 21,579
10,000 Reinsurance Group of America Inc 3.150 06/15/30 9,067
10,000 Royal Bank of Canada 4.900 01/12/28 10,069
30,000 Royal Bank of Canada 5.200 08/01/28 30,371
7,000 Santander Holdings USA Inc 3.244 10/05/26 6,810
30,000 Santander Holdings USA Inc 4.400 07/13/27 29,690
1,000 Santander Holdings USA Inc 2.490 01/06/28 953
30,000 Santander UK Group Holdings PLC 2.469 01/11/28 28,501
50,000 (b) Sixth Street Lending Partners 6.125 07/15/30 50,287
30,000 State Street Corp 5.159 05/18/34 29,802
12,000 Stifel Financial Corp 4.000 05/15/30 11,332
60,000 Sumitomo Mitsui Financial Group Inc 5.520 01/13/28 61,123
30,000 Sumitomo Mitsui Financial Group Inc 2.222 09/17/31 25,098
20,000 (a) Synchrony Financial 5.935 08/02/30 20,262
50,000 Synovus Financial Corp 6.168 11/01/30 50,555
10,000 Toronto-Dominion Bank/The 5.156 01/10/28 10,100
50,000 Toronto-Dominion Bank/The 5.146 09/10/34 48,909
70,000 Truist Financial Corp 7.161 10/30/29 74,945
60,000 US Bancorp 5.775 06/12/29 61,548
10,000 US Bancorp 5.100 07/23/30 9,995

Portfolio of Investments January 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 10,000 Ventas Realty LP 5.000% 01/15/35 $ 9,569
50,000 W R Berkley Corp 4.000 05/12/50 37,811
10,000 Wachovia Corp 7.574 08/01/26 10,381
1,000 Wells Fargo & Co 3.526 03/24/28 972
20,000 Wells Fargo & Co 4.808 07/25/28 19,954
50,000 Wells Fargo & Co 5.389 04/24/34 49,604
50,000 Wells Fargo & Co 5.557 07/25/34 50,158
100,000 Wells Fargo & Co 5.950 12/15/36 100,769
50,000 Welltower OP LLC 3.850 06/15/32 45,819
27,000 Westpac Banking Corp 2.668 11/15/35 23,090
14,000 Willis North America Inc 4.500 09/15/28 13,788
50,000 Willis North America Inc 5.050 09/15/48 44,365
TOTAL FINANCIALS 5,767,305
INDUSTRIAL - 11.1%
34,000 Altria Group Inc 5.800 02/14/39 33,776
50,000 American Tower Corp 5.400 01/31/35 49,595
50,000 Amgen Inc 5.250 03/02/33 49,829
88,000 Amgen Inc 3.150 02/21/40 65,825
6,000 Amgen Inc 5.150 11/15/41 5,600
1,000 Amgen Inc 3.000 01/15/52 633
11,000 Amgen Inc 4.200 02/22/52 8,541
50,000 Amphenol Corp 5.000 01/15/35 48,901
10,000 AngloGold Ashanti Holdings PLC 3.750 10/01/30 9,036
50,000 Apache Corp 5.350 07/01/49 41,506
13,000 Aptiv Swiss Holdings Ltd 3.100 12/01/51 7,662
57,000 AT&T Inc 4.850 03/01/39 52,832
80,000 AT&T Inc 3.500 06/01/41 61,368
40,000 AT&T Inc 3.500 02/01/61 25,797
21,000 Barrick North America Finance LLC 5.700 05/30/41 20,649
50,000 BAT Capital Corp 6.343 08/02/30 52,810
30,000 BAT Capital Corp 7.079 08/02/43 32,585
23,000 Becton Dickinson & Co 4.685 12/15/44 20,053
22,000 Bell Telephone Co of Canada or Bell Canada 3.650 08/15/52 15,033
34,000 Biogen Inc 5.200 09/15/45 30,851
65,000 Boeing Co/The 5.705 05/01/40 62,337
10,000 Boeing Co/The 3.900 05/01/49 7,037
10,000 Boeing Co/The 3.825 03/01/59 6,513
8,000 (a) BorgWarner Inc 4.375 03/15/45 6,491
7,000 Boston Scientific Corp 4.550 03/01/39 6,441
50,000 Broadcom Inc 4.550 02/15/32 48,171
54,000 (b) Broadcom Inc 3.187 11/15/36 43,312
5,000 Canadian Natural Resources Ltd 5.850 02/01/35 4,984
2,000 Canadian Natural Resources Ltd 6.750 02/01/39 2,116
10,000 Canadian Pacific Railway Co 4.800 09/15/35 9,618
24,000 Canadian Pacific Railway Co 4.700 05/01/48 20,905
10,000 Cardinal Health Inc 4.500 11/15/44 8,284
6,000 Carrier Global Corp 3.577 04/05/50 4,318
10,000 Carrier Global Corp 6.200 03/15/54 10,598
5,000 Cenovus Energy Inc 5.250 06/15/37 4,699
10,000 CF Industries Inc 5.375 03/15/44 9,332
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 683
64,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375 05/01/47 52,591
21,000 (a) Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250 04/01/53 16,943
33,000 Cigna Group/The 4.900 12/15/48 28,279
11,000 Conagra Brands Inc 5.300 11/01/38 10,358
10,000 Constellation Brands Inc 5.250 11/15/48 9,091
10,000 Corning Inc 3.900 11/15/49 7,454
50,000 Coterra Energy Inc 5.400 02/15/35 48,606
10,000 Crown Castle Inc 4.750 05/15/47 8,477

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 49,000 CVS Health Corp 4.875% 07/20/35 $ 45,005
18,000 CVS Health Corp 4.780 03/25/38 15,810
20,000 CVS Health Corp 6.000 06/01/63 18,598
10,000 Dell International LLC / EMC Corp 8.350 07/15/46 12,660
19,000 Devon Energy Corp 5.600 07/15/41 17,498
36,000 Diamondback Energy Inc 4.250 03/15/52 27,118
50,000 Discovery Communications LLC 5.300 05/15/49 37,931
7,000 Dollar General Corp 4.125 04/03/50 5,171
11,000 Dollar Tree Inc 3.375 12/01/51 6,999
22,000 Dow Chemical Co/The 4.250 10/01/34 19,955
8,000 Dow Chemical Co/The 5.250 11/15/41 7,411
10,000 Dow Chemical Co/The 5.550 11/30/48 9,374
5,000 DuPont de Nemours Inc 5.319 11/15/38 5,047
50,000 Eastern Energy Gas Holdings LLC 5.800 01/15/35 50,840
6,000 Eastman Chemical Co 4.800 09/01/42 5,233
10,000 Eastman Chemical Co 4.650 10/15/44 8,457
10,000 Enbridge Inc 8.500 01/15/84 11,073
50,000 Energy Transfer LP 5.600 09/01/34 49,701
22,000 Energy Transfer LP 5.800 06/15/38 21,790
22,000 Energy Transfer LP 5.000 05/15/44 18,970
17,000 Equifax Inc 2.600 12/15/25 16,700
22,000 Equifax Inc 2.350 09/15/31 18,498
20,000 FactSet Research Systems Inc 3.450 03/01/32 17,722
20,000 FedEx Corp 3.250 05/15/41 14,367
14,000 FedEx Corp 4.050 02/15/48 10,538
41,000 Fidelity National Information Services Inc 1.650 03/01/28 37,282
37,000 Fiserv Inc 2.250 06/01/27 35,035
50,000 Fiserv Inc 5.625 08/21/33 50,864
50,000 Fiserv Inc 5.450 03/15/34 49,962
50,000 (a) Ford Motor Co 6.100 08/19/32 49,825
10,000 Freeport-McMoRan Inc 5.400 11/14/34 9,855
11,000 General Electric Co 4.350 05/01/50 9,176
12,000 General Mills Inc 4.550 04/17/38 10,807
42,000 General Motors Co 6.600 04/01/36 43,964
17,000 Gilead Sciences Inc 4.000 09/01/36 15,039
9,000 Gilead Sciences Inc 4.750 03/01/46 7,967
20,000 Gilead Sciences Inc 5.550 10/15/53 19,670
6,000 Global Payments Inc 4.950 08/15/27 6,015
6,000 Global Payments Inc 4.450 06/01/28 5,902
15,000 Global Payments Inc 2.900 05/15/30 13,387
41,000 Global Payments Inc 2.900 11/15/31 35,331
9,000 Halliburton Co 4.500 11/15/41 7,733
18,000 Halliburton Co 4.750 08/01/43 15,678
50,000 Hasbro Inc 5.100 05/15/44 43,345
50,000 HCA Inc 5.450 09/15/34 48,979
10,000 HCA Inc 4.375 03/15/42 8,205
10,000 HCA Inc 3.500 07/15/51 6,558
20,000 HCA Inc 6.000 04/01/54 19,303
14,000 Hewlett Packard Enterprise Co 6.200 10/15/35 14,648
100,000 Intel Corp 5.150 02/21/34 96,512
18,000 International Paper Co 4.800 06/15/44 15,791
10,000 International Paper Co 5.150 05/15/46 9,050
7,000 International Paper Co 4.400 08/15/47 5,698
16,000 J M Smucker Co/The 4.250 03/15/35 14,508
30,000 JBS USA Holding Lux Sarl / JBS USA Food Co/ JBS Lux Co Sarl 6.500 12/01/52 30,586
10,000 Johnson Controls International plc 5.125 09/14/45 8,932
12,000 Johnson Controls International plc 4.950 07/02/64 10,126
13,000 Keurig Dr Pepper Inc 4.500 04/15/52 10,687
41,000 Kinder Morgan Energy Partners LP 6.375 03/01/41 42,119
11,000 Kinder Morgan Inc 3.600 02/15/51 7,438
24,000 Kraft Heinz Foods Co 5.500 06/01/50 22,548
24,000 Kroger Co/The 5.400 01/15/49 22,608

Portfolio of Investments January 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 L3Harris Technologies Inc 5.054% 04/27/45 $ 9,176
2,000 Leggett & Platt Inc 3.500 11/15/51 1,238
9,000 Lowe's Cos Inc 4.050 05/03/47 7,043
41,000 Lowe's Cos Inc 4.250 04/01/52 32,023
19,000 LYB International Finance BV 5.250 07/15/43 17,250
11,000 Marathon Petroleum Corp 6.500 03/01/41 11,447
5,000 Marriott International Inc /MD 4.500 10/01/34 4,624
1,000 Martin Marietta Materials Inc 3.200 07/15/51 651
30,000 Mastercard Inc 4.875 03/09/28 30,316
55,000 McDonald's Corp 4.700 12/09/35 52,690
10,000 MDC Holdings Inc 6.000 01/15/43 9,878
13,000 (a) MDC Holdings Inc 3.966 08/06/61 9,752
8,000 Molson Coors Beverage Co 4.200 07/15/46 6,356
50,000 Montefiore Obligated Group 5.246 11/01/48 40,962
7,000 Moody's Corp 3.250 01/15/28 6,732
35,000 Moody's Corp 2.000 08/19/31 29,181
32,000 MPLX LP 4.500 04/15/38 27,897
21,000 National Fuel Gas Co 5.500 01/15/26 21,104
10,000 Newmont Corp 5.875 04/01/35 10,320
10,000 Newmont Corp / Newcrest Finance Pty Ltd 4.200 05/13/50 8,047
50,000 Nordson Corp 4.500 12/15/29 48,754
11,000 Norfolk Southern Corp 4.800 08/15/43 9,723
28,000 Norfolk Southern Corp 3.700 03/15/53 20,213
10,000 Norfolk Southern Corp 5.100 08/01/18 8,645
30,000 Northrop Grumman Corp 5.200 06/01/54 27,745
12,000 Nutrien Ltd 5.625 12/01/40 11,752
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3.250 11/30/51 13,612
50,000 Occidental Petroleum Corp 7.875 09/15/31 55,545
20,000 Occidental Petroleum Corp 4.400 04/15/46 15,106
13,000 ONEOK Inc 5.150 10/15/43 11,582
19,000 ONEOK Partners LP 6.125 02/01/41 18,969
50,000 Oracle Corp 4.700 09/27/34 47,184
57,000 Oracle Corp 3.800 11/15/37 47,530
96,000 Oracle Corp 3.650 03/25/41 74,222
14,000 Orange SA 5.375 01/13/42 13,362
10,000 Owens Corning 7.000 12/01/36 11,224
4,000 Owens Corning 4.300 07/15/47 3,216
3,000 Packaging Corp of America 3.050 10/01/51 1,912
10,000 Paramount Global 7.875 07/30/30 10,911
24,000 Paramount Global 4.900 08/15/44 18,521
14,000 Parker-Hannifin Corp 4.450 11/21/44 12,032
6,000 Phillips 66 4.650 11/15/34 5,603
5,000 Phillips 66 5.875 05/01/42 4,989
26,000 Phillips 66 3.300 03/15/52 16,612
50,000 Regal Rexnord Corp 6.400 04/15/33 51,740
10,000 Republic Services Inc 5.200 11/15/34 9,966
33,000 Rogers Communications Inc 5.000 03/15/44 28,901
4,000 RPM International Inc 4.250 01/15/48 3,298
10,000 RTX Corp 4.450 11/16/38 8,937
10,000 RTX Corp 4.625 11/16/48 8,548
40,000 RTX Corp 6.400 03/15/54 43,415
10,000 Sherwin-Williams Co/The 4.000 12/15/42 7,936
10,000 Sherwin-Williams Co/The 3.300 05/15/50 6,678
10,000 Southern Copper Corp 7.500 07/27/35 11,340
7,000 Southern Copper Corp 5.250 11/08/42 6,354
30,000 Spectra Energy Partners LP 4.500 03/15/45 24,588
10,000 Stanley Black & Decker Inc 4.850 11/15/48 8,530
31,000 Starbucks Corp 3.350 03/12/50 20,784
50,000 (c) Stryker Corp 5.200 02/10/35 49,663
16,000 Stryker Corp 4.100 04/01/43 13,142
24,000 Suncor Energy Inc 4.000 11/15/47 17,783
15,000 Sysco Corp 3.150 12/14/51 9,619

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Takeda Pharmaceutical Co Ltd 3.175% 07/09/50 $ 13,007
30,000 Telefonica Emisiones SA 5.213 03/08/47 26,630
9,000 TELUS Corp 4.300 06/15/49 6,952
20,000 Thomson Reuters Corp 3.350 05/15/26 19,682
38,000 Time Warner Cable LLC 5.500 09/01/41 32,989
50,000 T-Mobile USA Inc 4.700 01/15/35 47,316
65,000 T-Mobile USA Inc 3.400 10/15/52 43,252
10,000 T-Mobile USA Inc 6.000 06/15/54 10,125
4,000 Trane Technologies Global Holding Co Ltd 5.750 06/15/43 4,041
19,000 TransCanada PipeLines Ltd 5.100 03/15/49 17,287
36,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 26,640
4,000 Triton Container International Ltd / TAL International Container
Corp
3.250 03/15/32 3,417
11,000 Tyson Foods Inc 5.100 09/28/48 9,757
50,000 Vale Overseas Ltd 6.125 06/12/33 51,115
23,000 Valero Energy Corp 3.650 12/01/51 15,588
2,000 Verizon Communications Inc 3.400 03/22/41 1,518
7,000 Verizon Communications Inc 2.850 09/03/41 4,873
80,000 Verizon Communications Inc 4.862 08/21/46 71,261
16,000 Verizon Communications Inc 4.000 03/22/50 12,158
26,000 Verizon Communications Inc 3.875 03/01/52 19,223
36,000 Viatris Inc 3.850 06/22/40 26,987
27,000 Vodafone Group PLC 4.875 06/19/49 23,137
22,000 Warnermedia Holdings Inc 5.050 03/15/42 17,706
11,000 Western Union Co/The 1.350 03/15/26 10,568
23,000 Westlake Corp 3.125 08/15/51 14,283
20,000 Whirlpool Corp 5.150 03/01/43 16,783
2,000 Zimmer Biomet Holdings Inc 4.250 08/15/35 1,799
6,000 Zimmer Biomet Holdings Inc 5.750 11/30/39 6,072
11,000 Zoetis Inc 4.700 02/01/43 9,840
TOTAL INDUSTRIAL 4,144,998
UTILITY - 12.3%
65,000 AEP Texas Inc 3.800 10/01/47 46,783
100,000 AEP Texas Inc 5.250 05/15/52 89,506
50,000 AEP Transmission Co LLC 5.400 03/15/53 47,535
70,000 American Water Capital Corp 4.150 06/01/49 55,375
10,000 American Water Capital Corp 3.250 06/01/51 6,663
50,000 Arizona Public Service Co 5.700 08/15/34 50,469
50,000 Arizona Public Service Co 2.650 09/15/50 28,990
40,000 Atmos Energy Corp 6.200 11/15/53 42,579
4,000 Black Hills Corp 3.150 01/15/27 3,873
10,000 Black Hills Corp 4.200 09/15/46 7,849
61,000 Black Hills Corp 3.875 10/15/49 44,224
18,000 Cleco Corporate Holdings LLC 4.973 05/01/46 15,119
11,000 CMS Energy Corp 4.875 03/01/44 9,705
60,000 CMS Energy Corp 3.750 12/01/50 52,524
80,000 Consolidated Edison Co of New York Inc 5.900 11/15/53 80,747
101,000 Constellation Energy Generation LLC 5.600 06/15/42 96,887
10,000 Consumers Energy Co 4.350 08/31/64 7,791
70,000 Dayton Power & Light Co/The 3.950 06/15/49 51,879
13,000 Delmarva Power & Light Co 4.000 06/01/42 10,340
90,000 Dominion Energy Inc 3.375 04/01/30 82,874
20,000 Dominion Energy Inc 2.250 08/15/31 16,718
7,000 Dominion Energy Inc 4.900 08/01/41 6,235
43,000 (a) Dominion Energy Inc 4.850 08/15/52 36,487
50,000 Dominion Energy Inc 7.000 06/01/54 52,885
287,000 Duke Energy Corp 3.950 08/15/47 214,832
1,000 Duke Energy Corp 5.000 08/15/52 866
100,000 Duke Energy Indiana LLC 5.400 04/01/53 94,061
27,000 El Paso Electric Co 5.000 12/01/44 22,883
32,000 Emera US Finance LP 4.750 06/15/46 26,631
1,000 Entergy Corp 3.750 06/15/50 709

Portfolio of Investments January 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 50,000 Entergy Louisiana LLC 4.200% 09/01/48 $ 39,479
21,000 Essential Utilities Inc 3.351 04/15/50 13,713
50,000 Evergy Kansas Central Inc 4.250 12/01/45 40,456
50,000 Eversource Energy 5.850 04/15/31 51,357
6,000 Eversource Energy 3.450 01/15/50 4,129
100,000 Exelon Corp 5.450 03/15/34 100,048
3,000 Exelon Corp 4.950 06/15/35 2,831
21,000 Exelon Corp 5.100 06/15/45 19,011
7,000 Exelon Corp 4.450 04/15/46 5,814
1,000 Exelon Corp 4.700 04/15/50 842
40,000 FirstEnergy Corp 2.250 09/01/30 34,405
48,000 FirstEnergy Pennsylvania Electric Co 6.150 10/01/38 50,025
81,000 Georgia Power Co 3.700 01/30/50 59,300
18,000 Iberdrola International BV 6.750 07/15/36 19,919
10,000 Idaho Power Co 5.800 04/01/54 10,021
10,000 Interstate Power and Light Co 4.100 09/26/28 9,743
7,000 IPALCO Enterprises Inc 4.250 05/01/30 6,641
1,000 ITC Holdings Corp 5.300 07/01/43 923
10,000 Louisville Gas and Electric Co 4.375 10/01/45 8,243
12,000 National Grid USA 5.803 04/01/35 12,048
50,000 National Rural Utilities Cooperative Finance Corp 5.150 06/15/29 50,592
4,000 NextEra Energy Capital Holdings Inc 3.500 04/01/29 3,782
129,000 NextEra Energy Capital Holdings Inc 5.000 07/15/32 127,123
19,000 NiSource Inc 3.490 05/15/27 18,491
98,000 NiSource Inc 5.950 06/15/41 99,730
56,000 NiSource Inc 5.650 02/01/45 54,792
7,000 NiSource Inc 3.950 03/30/48 5,351
19,000 NiSource Inc 5.000 06/15/52 16,754
50,000 Northern States Power Co/WI 5.650 06/15/54 49,807
100,000 NSTAR Electric Co 4.950 09/15/52 89,087
4,000 Oglethorpe Power Corp 5.950 11/01/39 4,082
69,000 Oglethorpe Power Corp 4.200 12/01/42 54,787
14,000 Oglethorpe Power Corp 4.250 04/01/46 10,928
13,000 Oglethorpe Power Corp 5.050 10/01/48 11,475
7,000 Oglethorpe Power Corp 5.250 09/01/50 6,352
40,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 37,394
8,000 Pacific Gas and Electric Co 3.300 12/01/27 7,563
9,000 Pacific Gas and Electric Co 3.000 06/15/28 8,328
9,000 Pacific Gas and Electric Co 4.200 03/01/29 8,571
40,000 Pacific Gas and Electric Co 5.900 06/15/32 40,106
210,000 Pacific Gas and Electric Co 6.950 03/15/34 223,255
109,000 Pacific Gas and Electric Co 4.200 06/01/41 85,733
6,000 Pacific Gas and Electric Co 4.450 04/15/42 4,854
8,000 Pacific Gas and Electric Co 3.750 08/15/42 5,865
7,000 Pacific Gas and Electric Co 4.300 03/15/45 5,365
7,000 Pacific Gas and Electric Co 4.000 12/01/46 5,075
7,000 Pacific Gas and Electric Co 3.950 12/01/47 4,994
106,000 Pacific Gas and Electric Co 4.950 07/01/50 87,260
104,000 Pacific Gas and Electric Co 5.250 03/01/52 88,607
160,000 PacifiCorp 5.500 05/15/54 147,472
65,000 Piedmont Natural Gas Co Inc 3.640 11/01/46 46,620
11,000 Piedmont Natural Gas Co Inc 3.350 06/01/50 7,263
10,000 Potomac Electric Power Co 4.150 03/15/43 8,252
100,000 Potomac Electric Power Co 5.500 03/15/54 96,881
10,000 PPL Capital Funding Inc 3.100 05/15/26 9,793
1,000 PPL Capital Funding Inc 4.125 04/15/30 956
70,000 PPL Electric Utilities Corp 4.150 06/15/48 56,415
110,000 Public Service Co of Colorado 5.250 04/01/53 101,135
10,000 Public Service Electric and Gas Co 5.700 12/01/36 10,224
100,000 Public Service Electric and Gas Co 5.450 08/01/53 97,140
26,000 Puget Energy Inc 2.379 06/15/28 23,860
36,000 Puget Energy Inc 4.100 06/15/30 33,871

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 50,000 San Diego Gas & Electric Co 4.150% 05/15/48 $ 39,279
4,000 Sempra 3.250 06/15/27 3,857
52,000 Sempra 3.400 02/01/28 49,783
38,000 Sempra 3.800 02/01/38 30,890
59,000 Sempra 4.000 02/01/48 43,571
14,000 Sempra 4.125 04/01/52 13,270
100,000 Southern California Edison Co 5.700 03/01/53 91,495
50,000 Southern Co Gas Capital Corp 6.000 10/01/34 50,642
1,000 Southern Co Gas Capital Corp 4.400 05/30/47 823
1,000 Southern Co/The 5.113 08/01/27 1,006
40,000 Southern Co/The 4.850 06/15/28 40,088
80,000 Southern Co/The 5.700 03/15/34 81,461
51,000 Southern Power Co 4.950 12/15/46 44,683
45,000 Southwest Gas Corp 4.150 06/01/49 34,190
8,000 Southwestern Electric Power Co 1.650 03/15/26 7,728
104,000 Southwestern Electric Power Co 4.100 09/15/28 101,310
1,000 Southwestern Electric Power Co 3.900 04/01/45 751
109,000 Southwestern Electric Power Co 3.250 11/01/51 69,444
21,000 Southwestern Public Service Co 6.000 10/01/36 21,340
48,000 Spire Inc 4.700 08/15/44 40,273
35,000 Union Electric Co 5.450 03/15/53 33,381
100,000 Virginia Electric and Power Co 5.350 01/15/54 93,200
60,000 Wisconsin Power and Light Co 4.100 10/15/44 47,122
7,000 Xcel Energy Inc 4.800 09/15/41 6,121
TOTAL UTILITY 4,594,660
TOTAL CORPORATE DEBT
(Cost $15,486,673) 14,506,963
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 9.2%
GOVERNMENT AGENCY - 0.6%
20,000 Export-Import Bank of Korea 2.500 06/29/41 13,970
50,000 (a) Federal Home Loan Banks 3.625 09/04/26 49,655
1,000 Federal National Mortgage Association 1.875 09/24/26 964
26,000 Federal National Mortgage Association 5.625 07/15/37 27,869
20,000 Kreditanstalt fuer Wiederaufbau 4.625 03/18/30 20,189
9,000 Tennessee Valley Authority 5.250 09/15/39 9,226
129,000 Tennessee Valley Authority 3.500 12/15/42 104,369
5,000 Tennessee Valley Authority 4.250 09/15/52 4,274
TOTAL GOVERNMENT AGENCY 230,516
MUNICIPAL BONDS - 3.2%
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3.126 04/01/55 11,800
16,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1
6.918 04/01/40 17,800
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3.852 08/15/46 48,915
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2.719 11/01/52 27,675
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2.939 11/01/52 6,626
50,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4.500 04/01/33 48,374
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4.600 04/01/38 65,644
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7.625 03/01/40 58,544
10,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5.720 12/01/38 10,100

Portfolio of Investments January 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 28,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6.899% 12/01/40 $ 30,851
47,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4.572 01/01/54 41,163
40,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2.991 06/01/42 29,574
6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3.864 06/01/38 5,351
10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6.229 11/15/34 10,367
40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2.613 12/01/48 26,647
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4.087 11/01/51 16,502
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4.507 11/01/51 17,293
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C
2.843 11/01/46 28,368
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2.202 03/15/34 798
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5.526 07/01/34 20,207
30,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Taxable Senior Series
2021A-1
4.214 06/01/50 21,219
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3.236 10/01/52 27,549
119,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5.100 06/01/33 117,193
40,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2.774 05/01/51 27,088
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6.750 08/01/49 33,120
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3.384 12/01/40 8,846
21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3.086 09/15/51 14,081
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6.637 04/01/57 38,509
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7.102 01/01/41 50,705
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5.440 06/15/43 982
15,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Build America Taxable Bonds, Series
2010B-1
5.572 11/01/38 14,963
50,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4.610 09/01/37 47,669
10,000 Ohio State University, General Receipts Bonds, Build America
Taxable Bond Series 2010C
4.910 06/01/40 9,452
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3.175 07/15/60 63,976
39,000 Province of British Columbia Canada 1.300 01/29/31 32,152
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3.238 01/01/42 59,278
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2.256 09/01/50 52,706
32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2.856 07/01/47 22,851
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3.504 04/01/52 21,898
TOTAL MUNICIPAL BONDS 1,186,836

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT - 5.3%
$ 1,000 Chile Government International Bond 3.625% 10/30/42 $ 755
102,000 Chile Government International Bond 3.500 01/25/50 70,404
13,000 Chile Government International Bond 4.000 01/31/52 9,702
13,000 (a) Chile Government International Bond 3.250 09/21/71 7,684
9,000 Colombia Government International Bond 4.125 02/22/42 5,701
200,000 Colombia Government International Bond 5.625 02/26/44 149,221
13,000 Colombia Government International Bond 5.000 06/15/45 8,800
19,000 Colombia Government International Bond 5.200 05/15/49 12,830
13,000 Colombia Government International Bond 4.125 05/15/51 7,480
13,000 Colombia Government International Bond 3.875 02/15/61 6,839
1,000 Hungary Government International Bond 7.625 03/29/41 1,120
1,000 Indonesia Government International Bond 4.350 01/11/48 839
1,000 Indonesia Government International Bond 5.350 02/11/49 973
143,000 (a) Indonesia Government International Bond 4.300 03/31/52 115,852
10,000 Indonesia Government International Bond 4.450 04/15/70 7,964
25,000 Indonesia Government International Bond 3.350 03/12/71 15,726
20,000 Inter-American Development Bank 4.375 01/24/44 18,380
28,000 Israel Government International Bond 4.500 01/30/43 23,661
100,000 Israel Government International Bond 4.125 01/17/48 76,339
11,000 Korea International Bond 3.875 09/20/48 8,972
200,000 Mexico Government International Bond 6.000 05/07/36 188,985
70,000 Mexico Government International Bond 4.280 08/14/41 51,684
200,000 Mexico Government International Bond 4.750 03/08/44 151,927
200,000 Mexico Government International Bond 6.338 05/04/53 178,367
200,000 (a) Panama Government International Bond 6.875 01/31/36 189,629
98,000 Panama Government International Bond 4.500 05/15/47 64,261
130,000 Panama Government International Bond 3.870 07/23/60 69,833
93,000 Peruvian Government International Bond 3.300 03/11/41 67,339
17,000 Peruvian Government International Bond 3.550 03/10/51 11,491
5,000 Peruvian Government International Bond 2.780 12/01/60 2,665
1,000 Peruvian Government International Bond 3.600 01/15/72 612
16,000 Peruvian Government International Bond 3.230 07/28/21 8,528
20,000 Philippine Government International Bond 6.375 10/23/34 21,419
10,000 Philippine Government International Bond 5.000 01/13/37 9,536
19,000 Philippine Government International Bond 3.700 03/01/41 15,030
200,000 Philippine Government International Bond 3.200 07/06/46 137,426
60,000 Republic of Italy Government International Bond 4.000 10/17/49 42,567
110,000 Republic of Poland Government International Bond 5.125 09/18/34 107,360
30,000 Republic of Poland Government International Bond 5.500 04/04/53 27,883
17,000 Uruguay Government International Bond 5.100 06/18/50 15,452
90,000 Uruguay Government International Bond 4.975 04/20/55 78,819
TOTAL SOVEREIGN DEBT 1,990,055
UTILITY - 0.1%
20,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Build America Taxable Bond Series 2010A
5.718 02/01/41 19,951
TOTAL UTILITY 19,951
TOTAL GOVERNMENT RELATED
(Cost $4,290,331) 3,427,358
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 23.1%
250,000 American Express Credit Account Master Trust 3.390 05/17/27 249,202
100,000 (b) Avis Budget Rental Car Funding AESOP LLC 2.330 08/20/26 99,202
150,000 BANK 2024-BNK47 6.457 06/15/57 157,430
50,000 BANK5 2023-5YR3 6.724 09/15/56 52,687
43,281 BANK5 2023-5YR4 6.500 12/15/56 45,318
50,000 (b) Barings Equipment Finance LLC 2025-A 4.820 08/13/32 50,119
100,000 BBCMS Mortgage Trust 2022-C17 4.174 09/15/55 94,327
150,000 Benchmark 2021-B27 Mortgage Trust 2.703 07/15/54 105,147
100,000 Benchmark 2024-V7 Mortgage Trust 6.228 06/15/29 104,244
45,000 BMO 2023-5C2 Mortgage Trust 6.673 11/15/56 47,323

Portfolio of Investments January 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 150,000 Capital One Multi-Asset Execution Trust 3.490% 05/15/27 $ 149,560
30,000 Capital One Prime Auto Receivables Trust 2024-1 4.620 07/16/29 30,059
50,000 Carmax Auto Owner Trust 2024-3 5.210 09/15/27 50,199
50,000 CarMax Auto Owner Trust 2024-4 4.640 04/15/30 49,957
50,000 Carvana Auto Receivables Trust 2024-P3 4.310 09/10/30 49,168
50,000 (b) Chase Auto Owner Trust 2024-3 5.220 07/25/29 50,604
100,000 CNH Equipment Trust 2023-B 5.600 02/15/29 101,709
50,000 CNH Equipment Trust 2024-C 4.120 03/15/32 49,169
85,317 COMM 2015-LC19 Mortgage Trust 3.527 02/10/48 85,160
31,221 (b) Dell Equipment Finance Trust 2023-3 6.100 04/23/29 31,313
50,000 (b) Enterprise Fleet Financing 2024-3 LLC 5.310 04/20/27 50,283
50,000 Exeter Automobile Receivables Trust 2024-4 5.290 08/15/30 50,364
22,454 Fannie Mae Pool FN MA1489 3.000 07/01/43 19,790
55,899 Fannie Mae Pool FN MA3211 4.000 12/01/47 51,974
33,730 Fannie Mae Pool FN MA3277 4.000 02/01/48 31,279
75,139 Fannie Mae Pool FN MA3305 3.500 03/01/48 67,321
22,809 Fannie Mae Pool FN MA3306 4.000 03/01/48 21,194
45,519 Fannie Mae Pool FN MA3383 3.500 06/01/48 40,868
129,272 Fannie Mae Pool FN MA3416 4.500 07/01/48 123,459
43,166 Fannie Mae Pool FN MA3663 3.500 05/01/49 38,510
66,024 Fannie Mae Pool FN MA3744 3.000 08/01/49 56,948
166,379 Fannie Mae Pool FN MA4160 3.000 10/01/50 142,860
226,271 Fannie Mae Pool FN MA4305 2.000 04/01/51 177,011
119,402 Fannie Mae Pool FN MA4438 2.500 10/01/51 97,704
111,470 Fannie Mae Pool FN MA4562 2.000 03/01/52 86,963
233,608 Fannie Mae Pool FN MA4578 2.500 04/01/52 191,124
79,828 Fannie Mae Pool FN MA4737 5.000 08/01/52 77,343
393,207 Fannie Mae Pool FN MA4738 5.500 08/01/52 390,079
162,745 Fannie Mae Pool FN MA4761 5.000 09/01/52 157,665
86,091 Fannie Mae Pool FN MA5216 6.000 12/01/53 86,719
85,161 Fannie Mae Pool FN MA5295 6.000 03/01/54 85,842
80,805 Fannie Mae Pool FN MA5329 6.500 04/01/54 82,901
74,392 Fannie Mae Pool FN MA5391 7.000 06/01/54 77,907
50,000 Ford Credit Auto Lease Trust 2024-B 4.990 12/15/27 50,352
50,000 Ford Credit Auto Owner Trust 2024-B 5.100 04/15/29 50,549
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 201,119
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.650 08/25/28 200,100
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.800 09/25/28 100,492
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 49,884
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.700 11/25/29 50,029
187,706 Freddie Mac Multifamily Structured Pass Through Certificates 1.353 11/25/30 169,627
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.680 10/25/31 34,824
150,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.150 12/25/33 152,989
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.760 10/25/34 89,166
238,396 Freddie Mac Pool FR SD5345 2.500 04/01/52 195,441
225,668 Ginnie Mae II Pool G2 MA7768 3.000 12/20/51 196,558
213,777 Ginnie Mae II Pool G2 MA7883 3.500 02/20/52 191,372
206,652 Ginnie Mae II Pool G2 MA8489 4.500 12/20/52 195,750
196,754 Ginnie Mae II Pool G2 MA9106 5.500 08/20/53 195,775
148,450 Ginnie Mae II Pool G2 MA9906 5.500 09/20/54 147,517
148,326 Ginnie Mae II Pool G2 MA9907 6.000 09/20/54 149,733
104,417 Ginnie Mae II Pool G2 MA9963 4.500 10/20/54 98,789
104,332 Ginnie Mae II Pool G2 MA9964 5.000 10/20/54 101,458
193,920 Ginnie Mae II Pool G2 MB0028 6.500 11/20/54 198,042
114,225 Ginnie Mae II Pool MA7589 G2 MA7589 2.500 09/20/51 95,572
160,059 Ginnie Mae II Pool MA7989 G2 MA7989 3.500 04/20/52 143,285
100,000 GM Financial Automobile Leasing Trust 2024-1 5.090 03/22/27 100,607
41,515 GM Financial Consumer Automobile Receivables Trust 2022-2 3.100 02/16/27 41,270
221,089 GS Mortgage Securities Trust 2016-GS4 3.178 11/10/49 216,356
83,333 (b) Hertz Vehicle Financing III LLC 1.990 06/25/26 82,832
50,000 Honda Auto Receivables 2024-2 Owner Trust 5.270 11/20/28 50,616
48,060 (b) HPEFS Equipment Trust 2023-2 6.040 01/21/31 48,244

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 59,751 Hyundai Auto Receivables Trust 2022-B 3.720% 11/16/26 $ 59,578
100,000 John Deere Owner Trust 2022 2.490 01/16/29 98,690
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4.790 07/15/31 25,142
250,000 Morgan Stanley Capital I Trust 2021-L5 1.518 05/15/54 237,348
50,000 Nissan Auto Lease Trust 2025-A 4.750 03/15/28 50,161
100,000 (b) OneMain Financial Issuance Trust 2023-2 6.170 09/15/36 102,666
100,000 Santander Drive Auto Receivables Trust 2023-4 6.040 12/15/31 102,562
50,000 Toyota Auto Receivables 2024-C Owner Trust 4.880 03/15/29 50,337
50,000 Toyota Auto Receivables 2025-A Owner Trust 4.640 08/15/29 50,180
30,000 UNITED STATES 4.230 12/25/29 29,430
45,000 Verizon Master Trust Series 2024-4 5.210 06/20/29 45,470
200,000 Wells Fargo Commercial Mortgage Trust 2024-5C1 5.928 07/15/57 206,436
50,000 (b) Westlake Automobile Receivables Trust 2025-1 4.750 08/15/28 50,077
50,000 World Omni Auto Receivables Trust 2024-B 5.270 09/17/29 50,596
TOTAL SECURITIZED
(Cost $8,817,925) 8,615,026
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 27.1%
100,000 United States Treasury Note/Bond 4.500 03/31/26 100,281
600 United States Treasury Note/Bond 0.750 04/30/26 575
100,000 United States Treasury Note/Bond 4.875 05/31/26 100,812
2,800 United States Treasury Note/Bond 0.875 06/30/26 2,673
200,000 United States Treasury Note/Bond 4.625 06/30/26 201,094
450,000 United States Treasury Note/Bond 4.375 07/31/26 451,002
250,000 United States Treasury Note/Bond 3.750 08/31/26 248,242
950,000 United States Treasury Note/Bond 3.500 09/30/26 939,312
200,000 United States Treasury Note/Bond 4.125 10/31/26 199,695
450,000 United States Treasury Note/Bond 4.250 11/30/26 450,264
3,600 United States Treasury Note/Bond 1.250 12/31/26 3,407
1,200,000 United States Treasury Note/Bond 4.000 01/15/27 1,195,219
100,000 United States Treasury Note/Bond 4.125 01/31/27 99,852
250,000 United States Treasury Note/Bond 4.250 03/15/27 250,146
1,000 United States Treasury Note/Bond 2.500 03/31/27 965
30,000 United States Treasury Note/Bond 2.750 04/30/27 29,072
200,000 United States Treasury Note/Bond 4.500 05/15/27 201,180
2,800 United States Treasury Note/Bond 3.250 06/30/27 2,740
400 (d) United States Treasury Note/Bond 2.750 07/31/27 386
150,000 United States Treasury Note/Bond 3.625 05/31/28 147,023
105,000 United States Treasury Note/Bond 4.375 08/31/28 105,295
100,000 United States Treasury Note/Bond 4.875 10/31/28 101,977
150,000 United States Treasury Note/Bond 3.125 11/15/28 143,894
500,000 United States Treasury Note/Bond 4.000 01/31/29 494,395
275,000 United States Treasury Note/Bond 4.250 02/28/29 274,334
600,000 United States Treasury Note/Bond 4.625 04/30/29 607,008
550,000 United States Treasury Note/Bond 4.500 05/31/29 553,824
400,000 United States Treasury Note/Bond 4.000 07/31/29 394,750
250,000 United States Treasury Note/Bond 3.500 09/30/29 241,299
200,000 United States Treasury Note/Bond 4.125 10/31/29 198,227
450,000 United States Treasury Note/Bond 4.125 11/30/29 446,062
600,000 United States Treasury Note/Bond 4.375 12/31/29 601,078
100,000 United States Treasury Note/Bond 4.250 02/28/31 99,137
200,000 United States Treasury Note/Bond 3.750 08/31/31 192,203
30,000 United States Treasury Note/Bond 4.000 02/15/34 28,823
150,000 United States Treasury Note/Bond 4.375 05/15/34 148,172
50,000 United States Treasury Note/Bond 3.875 08/15/34 47,430
460,000 United States Treasury Note/Bond 4.250 11/15/34 449,291
100,000 United States Treasury Note/Bond 3.375 08/15/42 82,879
50,000 United States Treasury Note/Bond 3.875 02/15/43 44,258
120,000 United States Treasury Note/Bond 4.500 02/15/44 114,802
25,000 United States Treasury Note/Bond 4.750 11/15/53 24,707

Portfolio of Investments January 31, 2025
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 110,000 United States Treasury Note/Bond 4.375% 08/15/54 $ 100,289
TOTAL U.S. TREASURY
(Cost $10,195,558) 10,118,074
TOTAL LONG-TERM INVESTMENTS
(Cost $38,790,487) 36,667,421
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
573,983 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
4.390 (f) $ 573,983
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $573,983) 573,983
TOTAL INVESTMENTS - 99.9%
(Cost $39,364,470 ) 37,241,404
OTHER ASSETS & LIABILITIES, NET - 0.1% 55,361
NET ASSETS - 100% $ 37,296,765
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $546,759.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $717,474 or 1.9% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Principal Amount (000) rounds to less than $1,000.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
NUSA
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
CORPORATE DEBT - 23.2%
FINANCIALS - 10.8%
$ 60,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875% 01/23/28 $ 58,369
20,000 Aflac Inc 1 .125 03/15/26 19,247
20,000 Air Lease Corp 2 .875 01/15/26 19,659
10,000 Ally Financial Inc 7 .100 11/15/27 10,537
70,000 American Express Co 5 .850 11/05/27 72,236
100,000 Banco Santander SA 1 .722 09/14/27 94,969
31,000 Bank of America Corp 1 .734 07/22/27 29,665
180,000 Bank of America Corp 4 .376 04/27/28 178,254
50,000 Bank of America Corp 5 .162 01/24/31 50,155
30,000 Bank of Montreal 5 .717 09/25/28 30,845
50,000 (a) Bank of Montreal 5 .004 01/27/29 50,167
50,000 Bank of New York Mellon Corp/The 0 .750 01/28/26 48,242
60,000 Bank of Nova Scotia/The 1 .350 06/24/26 57,397
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 49,970
80,000 Barclays PLC 2 .279 11/24/27 76,381
11,000 Boston Properties LP 2 .750 10/01/26 10,619
20,000 Brixmor Operating Partnership LP 3 .900 03/15/27 19,587
10,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 10,109
34,000 Capital One Financial Corp 7 .149 10/29/27 35,257
14,000 Capital One Financial Corp 3 .800 01/31/28 13,580
20,000 Centene Corp 4 .250 12/15/27 19,382
30,000 Charles Schwab Corp/The 1 .150 05/13/26 28,729
17,000 Charles Schwab Corp/The 2 .450 03/03/27 16,270
20,000 Charles Schwab Corp/The 5 .643 05/19/29 20,490
150,000 Citigroup Inc 4 .658 05/24/28 149,413
10,000 Citizens Financial Group Inc 2 .850 07/27/26 9,711
50,000 Deutsche Bank AG/New York NY 5 .371 09/09/27 50,771
30,000 Digital Realty Trust LP 3 .700 08/15/27 29,225
20,000 Elevance Health Inc 3 .650 12/01/27 19,478
20,000 Equitable Holdings Inc 4 .350 04/20/28 19,686
20,000 Fifth Third Bancorp 1 .707 11/01/27 18,947
20,000 GATX Corp 3 .250 09/15/26 19,504
135,000 Goldman Sachs Group Inc/The 4 .482 08/23/28 133,804
14,000 Goldman Sachs Group Inc/The 6 .484 10/24/29 14,700
20,000 Healthpeak OP LLC 3 .250 07/15/26 19,589
102,000 HSBC Holdings PLC 4 .755 06/09/28 101,533
20,000 Humana Inc 5 .750 12/01/28 20,457
30,000 ING Groep NV 1 .726 04/01/27 28,954
130,000 JPMorgan Chase & Co 2 .947 02/24/28 125,367
38,000 JPMorgan Chase & Co 4 .851 07/25/28 38,056
50,000 JPMorgan Chase & Co 4 .995 07/22/30 49,951
50,000 JPMorgan Chase & Co 4 .603 10/22/30 49,120
50,000 JPMorgan Chase & Co 5 .140 01/24/31 50,199
40,000 Kimco Realty OP LLC 3 .800 04/01/27 39,280
20,000 Lincoln National Corp 3 .625 12/12/26 19,634
50,000 Lloyds Banking Group PLC 3 .750 03/18/28 48,785
20,000 M&T Bank Corp 7 .413 10/30/29 21,489
20,000 Manulife Financial Corp 4 .150 03/04/26 19,908
60,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 59,051
40,000 Mizuho Financial Group Inc 4 .018 03/05/28 39,101
83,000 Morgan Stanley 5 .164 04/20/29 83,479
100,000 Morgan Stanley 5 .042 07/19/30 99,841
50,000 Nasdaq Inc 5 .350 06/28/28 50,815
30,000 NatWest Group PLC 4 .800 04/05/26 30,017
5,000 ORIX Corp 5 .000 09/13/27 5,035
50,000 PNC Financial Services Group Inc/The 6 .615 10/20/27 51,539
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 50,328
10,000 Progressive Corp/The 2 .500 03/15/27 9,589
70,000 Royal Bank of Canada 4 .969 08/02/30 69,810

Portfolio of Investments January 31, 2025
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 Santander Holdings USA Inc 2 .490% 01/06/28 $ 19,059
30,000 Santander UK Group Holdings PLC 1 .673 06/14/27 28,651
20,000 State Street Corp 5 .820 11/04/28 20,589
68,000 Sumitomo Mitsui Financial Group Inc 3 .784 03/09/26 67,416
60,000 Synovus Financial Corp 6 .168 11/01/30 60,666
10,000 Toronto-Dominion Bank/The 1 .200 06/03/26 9,564
50,000 Toronto-Dominion Bank/The 1 .250 09/10/26 47,449
50,000 Toronto-Dominion Bank/The 4 .861 01/31/28 50,022
50,000 Truist Financial Corp 7 .161 10/30/29 53,532
30,000 UBS Group AG 4 .550 04/17/26 29,937
50,000 UnitedHealth Group Inc 4 .600 04/15/27 50,093
50,000 US Bancorp 3 .100 04/27/26 49,041
30,000 Ventas Realty LP 3 .850 04/01/27 29,380
40,000 Westpac Banking Corp 5 .050 04/16/29 40,526
20,000 Willis North America Inc 4 .650 06/15/27 19,899
TOTAL FINANCIALS 3,242,106
INDUSTRIAL - 10.7%
20,000 3M Co 2 .250 09/19/26 19,279
60,000 AbbVie Inc 4 .800 03/15/29 60,101
10,000 Adobe Inc 4 .850 04/04/27 10,090
50,000 Adobe Inc 4 .950 01/17/30 50,614
10,000 Amcor Finance USA Inc 3 .625 04/28/26 9,849
50,000 American Honda Finance Corp 5 .250 07/07/26 50,447
40,000 American Tower Corp 3 .650 03/15/27 39,083
40,000 Amgen Inc 3 .200 11/02/27 38,513
50,000 Amphenol Corp 5 .050 04/05/27 50,422
10,000 Arrow Electronics Inc 5 .150 08/21/29 9,981
40,000 Astrazeneca Finance LLC 1 .200 05/28/26 38,383
60,000 AT&T Inc 1 .700 03/25/26 58,044
20,000 AutoZone Inc 5 .050 07/15/26 20,111
20,000 Baxter International Inc 2 .600 08/15/26 19,386
50,000 Bristol-Myers Squibb Co 3 .200 06/15/26 49,206
40,000 Broadcom Corp / Broadcom Cayman Finance Ltd 3 .875 01/15/27 39,398
20,000 Canadian Pacific Railway Co 1 .750 12/02/26 18,983
50,000 Caterpillar Financial Services Corp 4 .800 01/08/30 50,197
20,000 Celanese US Holdings LLC 6 .415 07/15/27 20,378
30,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .150 11/10/26 30,583
21,000 Cigna Group/The 1 .250 03/15/26 20,226
30,000 Cisco Systems Inc 4 .900 02/26/26 30,184
20,000 CNH Industrial Capital LLC 1 .450 07/15/26 19,085
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 49,612
60,000 Coca-Cola Co/The 1 .500 03/05/28 54,929
70,000 Comcast Corp 3 .300 04/01/27 68,152
20,000 Conagra Brands Inc 5 .300 10/01/26 20,178
30,000 Crown Castle Inc 2 .900 03/15/27 28,866
50,000 CVS Health Corp 3 .625 04/01/27 48,722
4,000 Dell International LLC / EMC Corp 6 .020 06/15/26 4,055
20,000 Dell International LLC / EMC Corp 5 .250 02/01/28 20,266
20,000 Discovery Communications LLC 3 .950 03/20/28 19,073
20,000 Dollar General Corp 4 .625 11/01/27 19,905
60,000 DXC Technology Co 1 .800 09/15/26 57,004
10,000 Eastman Chemical Co 5 .000 08/01/29 9,983
20,000 eBay Inc 1 .400 05/10/26 19,212
50,000 Eli Lilly & Co 4 .150 08/14/27 49,759
50,000 Enbridge Inc 5 .300 04/05/29 50,417
20,000 Equinix Inc 1 .800 07/15/27 18,652
15,000 Fidelity National Information Services Inc 1 .650 03/01/28 13,640
40,000 Fiserv Inc 5 .450 03/02/28 40,691
20,000 Fortive Corp 3 .150 06/15/26 19,587
30,000 GE HealthCare Technologies Inc 4 .800 08/14/29 29,842
20,000 General Mills Inc 4 .200 04/17/28 19,671

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 General Motors Financial Co Inc 5 .400% 04/06/26 $ 50,321
60,000 General Motors Financial Co Inc 5 .800 01/07/29 61,111
20,000 Gilead Sciences Inc 2 .950 03/01/27 19,360
15,000 Global Payments Inc 4 .950 08/15/27 15,037
43,000 HCA Inc 3 .125 03/15/27 41,492
41,000 Home Depot Inc/The 2 .125 09/15/26 39,570
20,000 Home Depot Inc/The 4 .900 04/15/29 20,186
20,000 HP Inc 1 .450 06/17/26 19,142
20,000 Illumina Inc 5 .750 12/13/27 20,454
40,000 Intel Corp 2 .600 05/19/26 38,897
50,000 International Business Machines Corp 3 .300 05/15/26 49,205
10,000 IQVIA Inc 6 .250 02/01/29 10,349
10,000 Jabil Inc 4 .250 05/15/27 9,876
30,000 John Deere Capital Corp 0 .700 01/15/26 28,997
40,000 John Deere Capital Corp 4 .950 07/14/28 40,511
30,000 Johnson & Johnson 4 .800 06/01/29 30,355
30,000 Kellanova 3 .400 11/15/27 29,000
20,000 Keurig Dr Pepper Inc 5 .050 03/15/29 20,086
20,000 Kinder Morgan Inc 1 .750 11/15/26 19,007
20,000 Kraft Heinz Foods Co 3 .000 06/01/26 19,557
10,000 Kyndryl Holdings Inc 2 .050 10/15/26 9,538
20,000 Laboratory Corp of America Holdings 3 .600 09/01/27 19,475
20,000 Lennox International Inc 1 .700 08/01/27 18,552
50,000 Lowe's Cos Inc 4 .800 04/01/26 50,102
20,000 Mastercard Inc 4 .875 03/09/28 20,211
50,000 McDonald's Corp 5 .000 05/17/29 50,505
10,000 McKesson Corp 1 .300 08/15/26 9,521
20,000 Merck & Co Inc 4 .050 05/17/28 19,786
50,000 Micron Technology Inc 6 .750 11/01/29 53,271
40,000 Microsoft Corp 2 .400 08/08/26 38,881
10,000 Mondelez International Inc 2 .625 03/17/27 9,588
10,000 Motorola Solutions Inc 4 .600 02/23/28 9,942
20,000 MPLX LP 4 .250 12/01/27 19,718
10,000 Nokia Oyj 4 .375 06/12/27 9,815
10,000 Nordson Corp 4 .500 12/15/29 9,751
10,000 Nutrien Ltd 5 .200 06/21/27 10,111
16,000 ONEOK Inc 5 .550 11/01/26 16,184
50,000 Oracle Corp 2 .800 04/01/27 48,014
50,000 Oracle Corp 4 .200 09/27/29 48,446
15,000 PACCAR Financial Corp 5 .000 05/13/27 15,187
10,000 Parker-Hannifin Corp 4 .250 09/15/27 9,906
10,000 PayPal Holdings Inc 3 .900 06/01/27 9,861
30,000 PepsiCo Inc 5 .125 11/10/26 30,376
30,000 PepsiCo Inc 4 .500 07/17/29 29,926
50,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 49,991
10,000 Phillips 66 Co 3 .750 03/01/28 9,712
30,000 Procter & Gamble Co/The 1 .900 02/01/27 28,627
10,000 Regal Rexnord Corp 6 .050 04/15/28 10,198
10,000 Republic Services Inc 2 .900 07/01/26 9,789
30,000 Rogers Communications Inc 3 .200 03/15/27 29,027
40,000 Roper Technologies Inc 1 .400 09/15/27 36,747
11,000 Ryder System Inc 2 .850 03/01/27 10,574
10,000 Ryder System Inc 6 .300 12/01/28 10,483
50,000 Ryder System Inc 4 .900 12/01/29 49,684
10,000 S&P Global Inc 2 .450 03/01/27 9,582
20,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 20,062
30,000 Sherwin-Williams Co/The 3 .450 06/01/27 29,235
20,000 Starbucks Corp 3 .500 03/01/28 19,337
50,000 (b) Stryker Corp 4 .850 02/10/30 49,905
10,000 Sysco Corp 3 .250 07/15/27 9,665
12,000 TransCanada PipeLines Ltd 4 .250 05/15/28 11,770
10,000 Tyco Electronics Group SA 4 .625 02/01/30 9,900

Portfolio of Investments January 31, 2025
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Unilever Capital Corp 4 .875% 09/08/28 $ 20,216
20,000 Verizon Communications Inc 3 .000 03/22/27 19,344
50,000 Verizon Communications Inc 2 .100 03/22/28 46,159
15,000 VMware LLC 3 .900 08/21/27 14,668
30,000 Walt Disney Co/The 1 .750 01/13/26 29,262
20,000 Warnermedia Holdings Inc 3 .755 03/15/27 19,371
10,000 Waste Management Inc 3 .150 11/15/27 9,633
10,000 Western Union Co/The 1 .350 03/15/26 9,607
30,000 Weyerhaeuser Co 4 .750 05/15/26 30,008
30,000 Williams Cos Inc/The 4 .800 11/15/29 29,719
20,000 Zimmer Biomet Holdings Inc 5 .350 12/01/28 20,325
TOTAL INDUSTRIAL 3,216,539
UTILITY - 1.7%
18,000 American Water Capital Corp 2 .950 09/01/27 17,245
10,000 Atmos Energy Corp 3 .000 06/15/27 9,654
20,000 CMS Energy Corp 3 .000 05/15/26 19,569
50,000 DTE Energy Co 4 .950 07/01/27 50,202
10,000 Enel Americas SA 4 .000 10/25/26 9,859
10,000 Evergy Kansas Central Inc 2 .550 07/01/26 9,730
49,000 Eversource Energy 2 .900 03/01/27 47,163
27,000 Exelon Corp 3 .400 04/15/26 26,593
50,000 FirstEnergy Transmission LLC 4 .550 01/15/30 48,910
20,000 Fortis Inc/Canada 3 .055 10/04/26 19,425
50,000 National Rural Utilities Cooperative Finance Corp 5 .100 05/06/27 50,536
25,000 OGE Energy Corp 5 .450 05/15/29 25,448
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,656
48,000 Sempra 5 .400 08/01/26 48,274
36,000 Southern California Edison Co 4 .900 06/01/26 35,862
70,000 Wisconsin Public Service Corp 4 .550 12/01/29 69,101
TOTAL UTILITY 497,227
TOTAL CORPORATE DEBT
(Cost $6,949,393) 6,955,872
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 6.1%
GOVERNMENT AGENCY - 3.2%
70,000 Export Development Canada 4 .375 06/29/26 70,003
50,000 Export Development Canada 3 .750 09/07/27 49,299
100,000 Federal National Mortgage Association 0 .625 04/22/25 99,207
200,000 (b) Korea Development Bank/The 4 .625 02/03/28 200,063
37,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 35,719
275,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 272,923
30,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 29,431
70,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 67,420
20,000 Oesterreichische Kontrollbank AG 0 .500 02/02/26 19,244
70,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 70,598
36,000 Svensk Exportkredit AB 4 .375 02/13/26 35,960
TOTAL GOVERNMENT AGENCY 949,867
MUNICIPAL BONDS - 0.5%
28,000 Province of British Columbia Canada 4 .800 11/15/28 28,310
60,000 Province of Ontario Canada 4 .200 01/18/29 59,249
60,000 Province of Quebec Canada 4 .500 04/03/29 59,888
TOTAL MUNICIPAL BONDS 147,447
SOVEREIGN DEBT - 2.4%
60,000 African Development Bank 0 .875 07/22/26 57,084
50,000 Asian Development Bank 4 .250 01/09/26 49,956
140,000 Asian Development Bank 1 .000 04/14/26 134,645
50,000 Canada Government International Bond 3 .750 04/26/28 49,231
50,000 Council Of Europe Development Bank 4 .500 01/15/30 50,172
60,000 European Investment Bank 2 .375 05/24/27 57,495
50,000 European Investment Bank 4 .750 06/15/29 50,697

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 110,000 Inter-American Development Bank 4 .500% 05/15/26 $ 110,248
40,000 International Bank for Reconstruction & Development 4 .000 08/27/26 39,838
60,000 International Bank for Reconstruction & Development 4 .625 08/01/28 60,534
50,000 International Bank for Reconstruction & Development 3 .875 10/16/29 48,875
18,000 International Finance Corp 4 .500 07/13/28 18,102
TOTAL SOVEREIGN DEBT 726,877
TOTAL GOVERNMENT RELATED
(Cost $1,822,702) 1,824,191
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 7.7%
50,000 BANK 2021-BNK34 1 .935 06/15/63 47,886
45,000 BANK5 2024-5YR9 5 .614 08/15/57 45,945
100,000 Benchmark 2021-B29 Mortgage Trust 2 .024 09/15/54 92,595
50,000 Benchmark 2024-V7 Mortgage Trust 6 .228 06/15/29 52,122
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 49,298
100,000 CarMax Auto Owner Trust 2023-4 6 .000 07/17/28 101,771
61,927 Fannie Mae Pool FN MA3798 3 .000 10/01/34 58,455
16,810 Fannie Mae Pool FN MA3828 3 .000 11/01/34 15,888
18,557 Fannie Mae Pool FN MA3897 3 .000 01/01/35 17,517
104,647 Fannie Mae Pool FN MA3985 3 .000 04/01/35 98,127
248,343 Fannie Mae Pool FN MA4206 2 .000 12/01/35 222,409
101,085 Fannie Mae Pool FN MA4417 1 .500 09/01/36 87,410
187,812 Fannie Mae Pool FN MA4469 1 .500 11/01/36 163,313
144,676 Fannie Mae Pool FN MA4567 2 .000 03/01/37 128,746
72,550 Fannie Mae Pool FN MA4583 2 .500 04/01/37 66,078
75,115 Fannie Mae Pool FN MA4990 4 .500 04/01/38 73,659
81,199 Fannie Mae Pool FN MA5023 4 .000 05/01/38 78,049
88,664 Fannie Mae Pool FN MA5061 5 .500 06/01/38 89,551
36,022 Fannie Mae Pool FN MA5093 5 .000 07/01/38 35,961
83,010 Fannie Mae Pool FN MA5145 6 .000 09/01/38 84,739
60,344 Freddie Mac Gold Pool FG G18642 3 .500 04/01/32 58,630
159,711 Freddie Mac Multifamily Structured Pass Through Certificates 3 .205 03/25/25 159,104
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 100,560
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 49,884
50,000 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 50,079
50,000 John Deere Owner Trust 0 .740 05/15/28 49,727
42,208 (c) SoFi Professional Loan Program 2020-C Trust 1 .950 02/15/46 39,148
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,180
45,000 Verizon Master Trust Series 2024-4 5 .210 06/20/29 45,470
100,000 Wells Fargo Commercial Mortgage Trust 2018-C44 3 .948 05/15/51 97,576
TOTAL SECURITIZED
(Cost $2,388,862) 2,309,877
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 61.6%
300,000 United States Treasury Note/Bond 0 .750 04/30/26 287,520
450,000 United States Treasury Note/Bond 4 .875 04/30/26 453,410
700,000 United States Treasury Note/Bond 4 .875 05/31/26 705,688
50,000 United States Treasury Note/Bond 0 .875 06/30/26 47,736
300,000 United States Treasury Note/Bond 4 .625 06/30/26 301,641
300,000 United States Treasury Note/Bond 4 .375 07/31/26 300,668
100,000 United States Treasury Note/Bond 1 .125 10/31/26 94,879
250,000 United States Treasury Note/Bond 4 .125 10/31/26 249,619
100,000 United States Treasury Note/Bond 4 .250 11/30/26 100,059
100,000 United States Treasury Note/Bond 1 .250 12/31/26 94,633
2,150,000 United States Treasury Note/Bond 4 .250 12/31/26 2,151,428
250,000 United States Treasury Note/Bond 4 .125 01/31/27 249,629
900,000 United States Treasury Note/Bond 1 .875 02/28/27 858,516
300,000 United States Treasury Note/Bond 2 .500 03/31/27 289,582
850,000 United States Treasury Note/Bond 2 .750 04/30/27 823,703

Portfolio of Investments January 31, 2025
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 850,000 United States Treasury Note/Bond 2 .625% 05/31/27 $ 820,250
150,000 United States Treasury Note/Bond 3 .250 06/30/27 146,771
250,000 United States Treasury Note/Bond 2 .750 07/31/27 241,348
150,000 United States Treasury Note/Bond 3 .125 08/31/27 145,992
500,000 United States Treasury Note/Bond 4 .125 10/31/27 498,750
500,000 United States Treasury Note/Bond 3 .875 11/30/27 495,215
100,000 United States Treasury Note/Bond 3 .875 12/31/27 99,039
500,000 United States Treasury Note/Bond 3 .500 01/31/28 489,746
300,000 United States Treasury Note/Bond 4 .000 02/29/28 297,867
700,000 United States Treasury Note/Bond 3 .625 03/31/28 687,148
700,000 United States Treasury Note/Bond 3 .500 04/30/28 683,949
400,000 United States Treasury Note/Bond 3 .625 05/31/28 392,063
200,000 United States Treasury Note/Bond 4 .000 06/30/28 198,328
75,000 United States Treasury Note/Bond 4 .125 07/31/28 74,640
300,000 United States Treasury Note/Bond 4 .625 09/30/28 303,352
250,000 United States Treasury Note/Bond 4 .375 11/30/28 250,625
300,000 United States Treasury Note/Bond 4 .000 01/31/29 296,637
500,000 United States Treasury Note/Bond 4 .250 02/28/29 498,789
300,000 United States Treasury Note/Bond 4 .125 03/31/29 297,773
1,150,000 United States Treasury Note/Bond 4 .625 04/30/29 1,163,432
600,000 United States Treasury Note/Bond 4 .500 05/31/29 604,172
100,000 United States Treasury Note/Bond 4 .250 06/30/29 99,691
100,000 United States Treasury Note/Bond 4 .000 07/31/29 98,687
200,000 United States Treasury Note/Bond 3 .625 08/31/29 194,234
150,000 United States Treasury Note/Bond 3 .500 09/30/29 144,779
350,000 United States Treasury Note/Bond 4 .125 10/31/29 346,896
420,000 United States Treasury Note/Bond 4 .125 11/30/29 416,325
1,200,000 United States Treasury Note/Bond 4 .375 12/31/29 1,202,156
250,000 United States Treasury Note/Bond 4 .250 01/31/30 249,102
TOTAL U.S. TREASURY
(Cost $18,571,950) 18,446,467
TOTAL LONG-TERM INVESTMENTS
(Cost $29,732,907) 29,536,407
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
38,030 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .390 (e) $ 38,030
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $38,030) 38,030
TOTAL INVESTMENTS - 98 .7%
(Cost $ 29,770,937 ) 29,574,437
OTHER ASSETS & LIABILITIES, NET - 1.3% 404,347
NET ASSETS - 100% $ 29,978,784
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,099.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $39,148 or 0.1% of Total Investments.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
NUHY
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
CORPORATE DEBT - 97.5%
FINANCIALS - 12.2%
$ 250,000 Ally Financial Inc 6.700% 02/14/33 $ 257,051
130,000 (a) Apollo Commercial Real Estate Finance Inc 4.625 06/15/29 116,696
390,000 (a) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7.125 05/15/31 398,924
110,000 (a) Bread Financial Holdings Inc 9.750 03/15/29 118,615
150,000 (a) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4.500 04/01/27 144,209
250,000 (a) Coinbase Global Inc 3.375 10/01/28 226,117
250,000 (a) Coinbase Global Inc 3.625 10/01/31 216,258
230,000 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 222,613
250,000 (a) Credit Acceptance Corp 9.250 12/15/28 266,390
49,000 Diversified Healthcare Trust 4.375 03/01/31 37,752
200,000 (a) Encore Capital Group Inc 8.500 05/15/30 211,550
100,000 (a) FTAI Aviation Ltd 7.000 05/01/31 101,347
450,000 (a) Global Atlantic Fin Co 4.700 10/15/51 434,273
100,000 (a) Global Atlantic Fin Co 7.950 10/15/54 104,588
100,000 (a) goeasy Ltd 9.250 12/01/28 106,791
200,000 (a) goeasy Ltd 7.625 07/01/29 206,725
70,000 (a) Howard Hughes Corp/The 5.375 08/01/28 67,995
140,000 (a) Howard Hughes Corp/The 4.375 02/01/31 124,880
100,000 (a) Intesa Sanpaolo SpA 4.198 06/01/32 88,746
470,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 5.000 08/15/28 445,058
440,000 Kennedy-Wilson Inc 4.750 03/01/29 406,769
350,000 Kennedy-Wilson Inc 4.750 02/01/30 315,006
405,000 (b) Kennedy-Wilson Inc 5.000 03/01/31 358,630
70,000 (a) Liberty Mutual Group Inc 4.125 12/15/51 66,963
30,000 (a) Molina Healthcare Inc 4.375 06/15/28 28,837
110,000 (a) Molina Healthcare Inc 3.875 11/15/30 99,705
230,000 (a) Molina Healthcare Inc 3.875 05/15/32 202,255
200,000 (b) MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 134,105
230,000 (a) Nationstar Mortgage Holdings Inc 5.500 08/15/28 225,803
150,000 (a) Nationstar Mortgage Holdings Inc 6.500 08/01/29 150,344
150,000 (a) Nationstar Mortgage Holdings Inc 5.125 12/15/30 141,699
200,000 (a) Nationstar Mortgage Holdings Inc 5.750 11/15/31 193,572
450,000 (a) Nationstar Mortgage Holdings Inc 7.125 02/01/32 463,873
200,000 OneMain Finance Corp 3.500 01/15/27 192,421
300,000 OneMain Finance Corp 3.875 09/15/28 280,236
410,000 OneMain Finance Corp 7.875 03/15/30 431,308
250,000 OneMain Finance Corp 4.000 09/15/30 223,997
400,000 OneMain Finance Corp 7.500 05/15/31 416,013
290,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5.875 10/01/28 286,679
380,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4.875 05/15/29 363,030
210,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 219,877
100,000 (a) PennyMac Financial Services Inc 7.125 11/15/30 102,316
145,000 (a) PennyMac Financial Services Inc 5.750 09/15/31 138,712
100,000 (a) PRA Group Inc 8.875 01/31/30 104,619
310,000 (a) PROG Holdings Inc 6.000 11/15/29 299,706
100,000 RHP Hotel Properties LP / RHP Finance Corp 4.750 10/15/27 97,934
360,000 (a) RHP Hotel Properties LP / RHP Finance Corp 4.500 02/15/29 343,281
200,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 201,521
100,000 (a) Ryan Specialty LLC 5.875 08/01/32 99,088
251,000 SLM Corp 3.125 11/02/26 241,310
70,000 (a) Starwood Property Trust Inc 4.375 01/15/27 67,986
165,000 (a) Starwood Property Trust Inc 7.250 04/01/29 170,443
100,000 (b) Synchrony Financial 7.250 02/02/33 104,642
270,000 (a) UniCredit SpA 5.459 06/30/35 263,130
300,000 Western Alliance Bancorp 3.000 06/15/31 285,399

Portfolio of Investments January 31, 2025
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 460,000 (a) XHR LP 4.875% 06/01/29 $ 437,086
TOTAL FINANCIALS 12,054,873
INDUSTRIAL - 84.2%
420,000 (a) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 387,901
150,000 (a) 1011778 BC ULC / New Red Finance Inc 6.125 06/15/29 152,043
930,000 (a) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 842,156
70,000 (a) 180 Medical Inc 3.875 10/15/29 64,766
150,000 (a) ACCO Brands Corp 4.250 03/15/29 138,611
130,000 (a),(b) AdaptHealth LLC 4.625 08/01/29 119,493
310,000 (a),(b) AdaptHealth LLC 5.125 03/01/30 286,730
200,000 Adient Global Holdings Ltd 7.000 04/15/28 202,645
150,000 (a) Adient Global Holdings Ltd 8.250 04/15/31 155,566
160,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 151,551
300,000 (a) Air Canada 3.875 08/15/26 292,420
550,000 (a),(b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 560,215
420,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875 02/15/30 403,637
310,000 (a),(b) Allegiant Travel Co 7.250 08/15/27 312,812
110,000 (a) Allison Transmission Inc 3.750 01/30/31 98,158
100,000 (a) Alta Equipment Group Inc 9.000 06/01/29 96,902
210,000 (a) Amer Sports Co 6.750 02/16/31 215,554
410,000 (a),(b) American Airlines Inc 7.250 02/15/28 419,548
450,000 (a) American Airlines Inc 8.500 05/15/29 474,099
550,000 (a) American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1 5.750 04/20/29 548,655
350,000 (b) American Axle & Manufacturing Inc 5.000 10/01/29 321,088
220,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375 06/15/29 215,086
172,000 (a),(b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 157,807
20,000 (a) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.750 01/15/29 16,232
200,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 202,740
100,000 (a) Arcosa Inc 6.875 08/15/32 102,501
80,000 (a),(b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 69,823
125,000 (a) Asbury Automotive Group Inc 4.625 11/15/29 118,787
260,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 243,270
600,000 (a) Aston Martin Capital Holdings Ltd 10.000 03/31/29 595,485
170,000 (a) Avantor Funding Inc 4.625 07/15/28 164,354
140,000 (a) Avantor Funding Inc 3.875 11/01/29 129,585
200,000 (a) Avient Corp 7.125 08/01/30 205,301
150,000 (a) Avient Corp 6.250 11/01/31 149,704
150,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.750 04/01/28 142,075
200,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375 03/01/29 190,720
150,000 (a),(b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000 02/15/31 155,100
60,000 (a) Axalta Coating Systems Dutch Holding B BV 7.250 02/15/31 62,486
110,000 (a) Axalta Coating Systems LLC 3.375 02/15/29 101,106
60,000 (a) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4.750 06/15/27 58,853
150,000 (a) B&G Foods Inc 8.000 09/15/28 155,441
290,000 Ball Corp 2.875 08/15/30 251,183
240,000 Ball Corp 3.125 09/15/31 206,255
150,000 (a) Bath & Body Works Inc 6.625 10/01/30 152,722
100,000 (a) Bausch Health Cos Inc 4.875 06/01/28 81,013
720,000 (a) Bausch Health Cos Inc 11.000 09/30/28 671,504
150,000 (a) Beacon Roofing Supply Inc 6 .500 08/01/30 154,687
200,000 (a) Belron UK Finance PLC 5.750 10/15/29 198,205
55,000 (a) Block Inc 6.500 05/15/32 56,216
160,000 (a) Bombardier Inc 6.000 02/15/28 159,674
150,000 (a),(b) Bombardier Inc 7.500 02/01/29 156,122
200,000 Bombardier Inc 8.750 11/15/30 215,350
200,000 (a) Bombardier Inc 7.250 07/01/31 206,516
200,000 (a),(b) Bombardier Inc 7.000 06/01/32 203,942
200,000 (a),(b) British Telecommunications PLC 4 .875 11/23/81 183,216

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 240,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
4.875% 02/15/30 $ 219,552
110,000 (a) Builders FirstSource Inc 5.000 03/01/30 105,334
371,000 (a) Builders FirstSource Inc 4 .250 02/01/32 334,547
160,000 (a) Builders FirstSource Inc 6.375 06/15/32 162,044
150,000 (a) Builders FirstSource Inc 6.375 03/01/34 150,869
150,000 (a) Cable One Inc 4.000 11/15/30 122,629
110,000 (a) Camelot Return Merger Sub Inc 8.750 08/01/28 108,043
350,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 350,205
410,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 373,016
570,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 505,665
250,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/03/31 255,951
350,000 (a),(b) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 311,447
500,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 433,703
200,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 06/01/33 169,692
620,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 506,521
290,000 (a) Century Communities Inc 3.875 08/15/29 264,124
110,000 (a) Charles River Laboratories International Inc 3.750 03/15/29 101,575
200,000 (a),(b) Charles River Laboratories International Inc 4.000 03/15/31 179,791
300,000 (a) Chart Industries Inc 7.500 01/01/30 313,420
240,000 (a) Chart Industries Inc 9.500 01/01/31 258,763
110,000 (a) Chemours Co/The 5.750 11/15/28 104,361
240,000 (a),(b) Chemours Co/The 4.625 11/15/29 213,093
110,000 (a),(b) CHS/Community Health Systems Inc 6.875 04/15/29 75,487
100,000 (a),(b) CHS/Community Health Systems Inc 6.125 04/01/30 65,576
160,000 (a) Cimpress PLC 7.375 09/15/32 158,896
550,000 (a) Cinemark USA Inc 5.250 07/15/28 539,119
245,000 (a) Cinemark USA Inc 7.000 08/01/32 251,730
118,000 (a) Clarivate Science Holdings Corp 3.875 07/01/28 111,179
200,000 (a) Clarivate Science Holdings Corp 4.875 07/01/29 187,476
250,000 (a),(b) Clear Channel Outdoor Holdings Inc 7.750 04/15/28 231,743
240,000 (a) Clear Channel Outdoor Holdings Inc 9.000 09/15/28 252,314
300,000 (a),(b) Clear Channel Outdoor Holdings Inc 7.500 06/01/29 267,100
250,000 (a) Clear Channel Outdoor Holdings Inc 7.875 04/01/30 258,711
350,000 (a) Clue Opco LLC 9.500 10/15/31 369,411
120,000 (a) Cogent Communications Group LLC 3.500 05/01/26 117,194
460,000 (a) Coherent Corp 5.000 12/15/29 442,687
350,000 (a) Concentra Escrow Issuer Corp 6.875 07/15/32 361,918
700,000 (a) Condor Merger Sub Inc 7.375 02/15/30 689,632
500,000 (a) Consolidated Communications Inc 6.500 10/01/28 487,721
150,000 (a) Cornerstone Building Brands Inc 9.500 08/15/29 149,714
182,000 Crowdstrike Holdings Inc 3.000 02/15/29 167,135
170,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 171,406
150,000 CVS Health Corp 6.750 12/10/54 148,303
300,000 CVS Health Corp 7.000 03/10/55 303,019
130,000 (a) Darling Ingredients Inc 6.000 06/15/30 129,370
260,000 (a) DaVita Inc 4.625 06/01/30 241,915
640,000 (a) DaVita Inc 3.750 02/15/31 563,207
200,000 (a) Diebold Nixdorf Inc 7.750 03/31/30 207,037
200,000 (a) Directv Financing LLC 8.875 02/01/30 197,832
970,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 960,578
270,000 (a) Domtar Corp 6.750 10/01/28 249,185
240,000 (a) DT Midstream Inc 4.125 06/15/29 226,900
311,000 (a) DT Midstream Inc 4.375 06/15/31 287,663
70,000 (a) Dycom Industries Inc 4.500 04/15/29 65,924
360,000 (a) Dye & Durham Ltd 8.625 04/15/29 376,257
220,000 (a) Edgewell Personal Care Co 5.500 06/01/28 216,908
100,000 (a) Edgewell Personal Care Co 4.125 04/01/29 93,603
170,000 (a) Elastic NV 4.125 07/15/29 158,984
300,000 (a) Element Solutions Inc 3.875 09/01/28 286,342
154,000 (a) Enerflex Ltd 9.000 10/15/27 159,860
460,000 (a),(b) Energizer Holdings Inc 4.750 06/15/28 441,835

Portfolio of Investments January 31, 2025
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 430,000 (a) Energizer Holdings Inc 4.375% 03/31/29 $ 402,017
220,000 (a) Entegris Inc 5.950 06/15/30 219,296
430,000 (a) EQM Midstream Partners LP 6.500 07/01/27 438,842
112,000 (a) EQM Midstream Partners LP 7.500 06/01/30 120,641
100,000 (b) Fortrea Holdings Inc 7.500 07/01/30 100,393
500,000 (a) Frontier Communications Holdings LLC 5.875 10/15/27 500,143
600,000 (a) Frontier Communications Holdings LLC 5.000 05/01/28 593,861
270,000 (a) Frontier Communications Holdings LLC 6.750 05/01/29 271,827
370,000 (a) Frontier Communications Holdings LLC 6.000 01/15/30 370,744
350,000 (a) Frontier Communications Holdings LLC 8.750 05/15/30 369,843
270,000 (a) Frontier Communications Holdings LLC 8.625 03/15/31 288,461
335,000 (a) Gap Inc/The 3.625 10/01/29 304,738
250,000 (a) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750 05/31/32 254,704
150,000 (a) Gates Corp/DE 6.875 07/01/29 153,413
150,000 (a) Gen Digital Inc 6.750 09/30/27 152,487
150,000 (a),(b) Gen Digital Inc 7.125 09/30/30 154,324
400,000 Genesis Energy LP / Genesis Energy Finance Corp 8.875 04/15/30 414,654
175,000 (b) Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 175,294
200,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 200,042
100,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 93,291
200,000 (b) Goodyear Tire & Rubber Co/The 5.250 07/15/31 183,309
300,000 (a) Gray Escrow Inc 5.375 11/15/31 178,874
350,000 (a),(b) Gray Media Inc 10.500 07/15/29 366,390
180,000 Griffon Corp 5.750 03/01/28 178,434
410,000 (a),(b) Grifols SA 4.750 10/15/28 379,295
100,000 (a) Group 1 Automotive Inc 6.375 01/15/30 101,641
310,000 (a) H&E Equipment Services Inc 3.875 12/15/28 309,439
400,000 (a) HealthEquity Inc 4.500 10/01/29 377,477
195,000 (a) Heartland Dental LLC / Heartland Dental Finance Corp 10.500 04/30/28 207,894
250,000 (a) Hess Midstream Operations LP 6.500 06/01/29 255,056
100,000 Hillenbrand Inc 6.250 02/15/29 100,885
210,000 (a) Hilton Domestic Operating Co Inc 5.750 05/01/28 210,158
100,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 100,694
300,000 (a) Hilton Domestic Operating Co Inc 3.750 05/01/29 280,062
280,000 (a) Hilton Domestic Operating Co Inc 4.000 05/01/31 255,239
460,000 (a) Hilton Domestic Operating Co Inc 3.625 02/15/32 404,472
408,000 (a),(b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
4.875 07/01/31 370,264
170,000 (a) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625 01/15/32 172,218
550,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5.000 06/01/29 523,964
200,000 HLF Financing Sarl LLC / Herbalife International Inc 12.250 04/15/29 210,012
220,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 4.875 06/01/29 148,749
170,000 (a) Hologic Inc 3.250 02/15/29 156,274
130,000 (a) Ingevity Corp 3.875 11/01/28 120,545
1,160,000 (a) Intelsat Jackson Holdings SA 6.500 03/15/30 1,047,986
100,000 (a) Iron Mountain Inc 5.000 07/15/28 97,424
100,000 (a) Iron Mountain Inc 7.000 02/15/29 102,853
361,000 (a) Iron Mountain Inc 5.250 07/15/30 347,187
290,000 (a) Iron Mountain Information Management Services Inc 5.000 07/15/32 270,112
200,000 (a) Jaguar Land Rover Automotive PLC 5.875 01/15/28 199,706
410,000 (a),(b) Jazz Securities DAC 4.375 01/15/29 390,548
400,000 (a) JetBlue Airways Corp / JetBlue Loyalty LP 9.875 09/20/31 422,863
240,000 (a) Kinetik Holdings LP 5.875 06/15/30 238,125
100,000 (a) Kodiak Gas Services LLC 7.250 02/15/29 102,930
10,000 Lamar Media Corp 4.000 02/15/30 9,225
150,000 (a) Lamb Weston Holdings Inc 4.875 05/15/28 146,923
300,000 (a) Level 3 Financing Inc 10.500 04/15/29 336,041
200,000 (a) Level 3 Financing Inc 4.875 06/15/29 172,237
400,000 (a) Level 3 Financing Inc 10.500 05/15/30 435,884
100,000 (a) Level 3 Financing Inc 10.750 12/15/30 112,551

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 300,000 (a) Life Time Inc 6.000% 11/15/31 $ 300,053
60,000 (a) Lithia Motors Inc 3.875 06/01/29 55,669
310,000 (a) Lithia Motors Inc 4.375 01/15/31 285,486
200,000 (a) Live Nation Entertainment Inc 6.500 05/15/27 203,322
250,000 (a) Live Nation Entertainment Inc 3.750 01/15/28 238,613
260,000 (a) Magnera Corp 4.750 11/15/29 234,926
280,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 263,636
400,000 (a) Masterbrand Inc 7.000 07/15/32 408,931
90,000 (a) McGraw-Hill Education Inc 8.000 08/01/29 91,592
350,000 Mercer International Inc 5.125 02/01/29 310,470
164,000 Methanex Corp 5.125 10/15/27 161,430
130,000 (a) Michaels Cos Inc/The 5.250 05/01/28 101,094
50,000 (a) Mobius Merger Sub Inc 9.000 06/01/30 48,827
33,000 (a) MPH Acquisition Holdings LLC 5.500 09/01/28 25,442
100,000 (a) Murphy Oil USA Inc 3.750 02/15/31 89,032
32,000 (a) NCL Corp Ltd 5.875 03/15/26 32,117
920,000 (a) NCL Corp Ltd 5.875 02/15/27 924,221
850,000 (a) NCL Corp Ltd 8.125 01/15/29 902,580
310,000 (a) NCL Corp Ltd 7.750 02/15/29 329,318
421,000 (a),(b) NCR Voyix Corp 5.000 10/01/28 405,738
220,000 (a) NESCO Holdings II Inc 5.500 04/15/29 207,936
200,000 (b) Newell Brands Inc 6.375 09/15/27 203,583
200,000 (b) Newell Brands Inc 6.625 09/15/29 205,162
438,000 (a) Nexstar Media Inc 4.750 11/01/28 413,006
450,000 NuStar Logistics LP 6.375 10/01/30 458,285
260,000 (a) ON Semiconductor Corp 3.875 09/01/28 245,193
110,000 (a) Open Text Corp 3.875 02/15/28 104,457
210,000 (a) Open Text Holdings Inc 4.125 12/01/31 188,220
120,000 (a) Option Care Health Inc 4.375 10/31/29 112,204
520,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 493,209
250,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 226,309
510,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 477,456
100,000 (a),(b) Owens & Minor Inc 6.625 04/01/30 96,291
300,000 (a) Owens-Brockway Glass Container Inc 6.625 05/13/27 300,986
520,000 (a),(b) Owens-Brockway Glass Container Inc 7.250 05/15/31 506,870
20,000 (a) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4.375 09/30/28 20,059
375,000 Paramount Global 6.375 03/30/62 365,543
200,000 (a) Parkland Corp/Canada 4.625 05/01/30 186,154
130,000 (a) Patrick Industries Inc 6.375 11/01/32 128,177
200,000 (b) PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 197,110
200,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 200,046
955,000 (a) Performance Food Group Inc 4.250 08/01/29 897,874
400,000 (a) Performance Food Group Inc 6.125 09/15/32 400,840
310,000 Perrigo Finance Unlimited Co 4.900 06/15/30 292,305
200,000 (a) Phinia Inc 6.750 04/15/29 205,461
690,000 (a) Post Holdings Inc 4.625 04/15/30 641,835
590,000 (a) Post Holdings Inc 4.500 09/15/31 533,481
425,000 (a) Post Holdings Inc 6.250 02/15/32 425,320
150,000 (a) Prestige Brands Inc 3.750 04/01/31 133,368
100,000 (a) Primo Water Holdings Inc 4.375 04/30/29 94,459
60,000 (a) PTC Inc 4.000 02/15/28 57,574
200,000 (a) Rakuten Group Inc 9.750 04/15/29 218,439
351,000 (a),(b),(c) Rakuten Group Inc 5.125 N/A 338,162
355,000 (a),(b),(c) Rakuten Group Inc 6.250 N/A 316,585
100,000 (a) RB Global Inc 6.750 03/15/28 102,482
110,000 (a) RB Global Inc 7.750 03/15/31 115,827
160,000 (a) Reworld Holding Corp 4.875 12/01/29 149,002
60,000 (a) ROBLOX Corp 3.875 05/01/30 55,002
240,000 (a),(b) Rogers Communications Inc 5.250 03/15/82 235,108
100,000 (a) Royal Caribbean Cruises Ltd 4.250 07/01/26 98,626
50,000 (a) Royal Caribbean Cruises Ltd 5.500 08/31/26 50,061

Portfolio of Investments January 31, 2025
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 410,000 (a) Royal Caribbean Cruises Ltd 5.375% 07/15/27 $ 410,112
500,000 (a) Royal Caribbean Cruises Ltd 5.500 04/01/28 501,481
600,000 (a) Royal Caribbean Cruises Ltd 6.250 03/15/32 610,481
300,000 (a) Royal Caribbean Cruises Ltd 6.000 02/01/33 302,376
370,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 381,038
81,000 (a),(b) Sabre GLBL Inc 8.625 06/01/27 81,444
360,000 (a) Sabre GLBL Inc 10.750 11/15/29 371,401
390,000 SBA Communications Corp 3.875 02/15/27 377,362
188,000 Seagate HDD Cayman 9.625 12/01/32 213,483
120,000 (a) Sealed Air Corp 6.125 02/01/28 121,088
270,000 (a),(b) SeaWorld Parks & Entertainment Inc 5.250 08/15/29 260,931
300,000 (a) Select Medical Corp 6.250 12/01/32 294,725
220,000 (a) Sensata Technologies BV 4.000 04/15/29 203,617
200,000 (a) Sensata Technologies BV 5.875 09/01/30 196,798
100,000 (a) Sensata Technologies Inc 3.750 02/15/31 88,249
600,000 Service Corp International/US 4.000 05/15/31 542,068
225,000 (a) Sinclair Television Group Inc 4.125 12/01/30 157,905
295,000 (a) Sirius XM Radio LLC 3.125 09/01/26 285,222
200,000 (a) Sirius XM Radio LLC 4.000 07/15/28 187,021
450,000 (a) Sirius XM Radio LLC 4.125 07/01/30 402,225
440,000 (a),(b) Sirius XM Radio LLC 3.875 09/01/31 378,911
250,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 255,406
170,000 (b) Six Flags Entertainment Corp/DE 7.250 05/15/31 175,123
300,000 (a),(b) Sonic Automotive Inc 4.625 11/15/29 282,553
200,000 (a),(b) Sonic Automotive Inc 4.875 11/15/31 184,452
400,000 (a) Sotera Health Holdings LLC 7.375 06/01/31 407,286
170,000 (a) SPX FLOW Inc 8.750 04/01/30 176,636
300,000 (a) Stagwell Global LLC 5.625 08/15/29 289,495
230,000 (a) Stena International SA 7.250 01/15/31 235,007
420,000 (a) Studio City Finance Ltd 5.000 01/15/29 382,710
310,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.000 06/01/31 281,855
140,000 (a) Summit Materials LLC / Summit Materials Finance Corp 5.250 01/15/29 141,645
55,000 (a) Summit Materials LLC / Summit Materials Finance Corp 7.250 01/15/31 59,331
310,000 (a) Summit Midstream Holdings LLC 8.625 10/31/29 326,480
350,000 (a) Sunoco LP 7.000 05/01/29 361,762
580,000 (a) Sunoco LP 7.250 05/01/32 605,164
60,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 55,250
150,000 (a),(b) Surgery Center Holdings Inc 7.250 04/15/32 149,626
261,000 (a) Taylor Morrison Communities Inc 5.125 08/01/30 252,305
190,000 (a) TEGNA Inc 4.750 03/15/26 188,882
60,000 (a) Teleflex Inc 4.250 06/01/28 57,717
170,000 (a) Tempur Sealy International Inc 4.000 04/15/29 158,209
200,000 (a) Tempur Sealy International Inc 3.875 10/15/31 175,648
450,000 (a) Tenneco Inc 8.000 11/17/28 429,546
180,000 (a) Terex Corp 5.000 05/15/29 173,168
310,000 (a) Thor Industries Inc 4.000 10/15/29 283,184
70,000 (a) TopBuild Corp 4.125 02/15/32 62,619
21,000 (a) TransDigm Inc 6.625 03/01/32 21,358
100,000 (a) Travel + Leisure Co 6.625 07/31/26 101,606
240,000 (a) Travel + Leisure Co 4.500 12/01/29 227,375
140,000 TreeHouse Foods Inc 4.000 09/01/28 127,973
185,000 (a) Triumph Group Inc 9.000 03/15/28 193,896
230,000 (a),(b) Tronox Inc 4.625 03/15/29 208,300
250,000 (a) TTM Technologies Inc 4.000 03/01/29 234,461
160,000 Twilio Inc 3.875 03/15/31 145,348
410,000 (a) United Airlines Inc 4.375 04/15/26 404,071
500,000 (a) United Airlines Inc 4.625 04/15/29 480,010
150,000 (a),(b) United Natural Foods Inc 6.750 10/15/28 148,874
99,000 (b) United Rentals North America Inc 4.000 07/15/30 91,651
350,000 (a) United Rentals North America Inc 6.125 03/15/34 350,570
100,000 (a) Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6.000 01/15/30 87,827
630,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.500 02/15/28 673,585

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 110,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.750% 04/15/28 $ 104,476
150,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 136,843
34,000 (a) Univision Communications Inc 4.500 05/01/29 30,962
128,000 (a) US Foods Inc 4.750 02/15/29 123,792
250,000 (a) US Foods Inc 4 .625 06/01/30 236,557
90,000 (a) Valvoline Inc 3.625 06/15/31 78,061
130,000 (a) Vertiv Group Corp 4.125 11/15/28 123,448
328,000 (a) Victoria's Secret & Co 4.625 07/15/29 301,326
120,000 (a),(b) Viridien 8.750 04/01/27 121,294
170,000 (b) Vodafone Group PLC 3.250 06/04/81 164,704
325,000 Vodafone Group PLC 4.125 06/04/81 291,914
630,000 (a) VZ Secured Financing BV 5.000 01/15/32 562,899
550,000 (b) Walgreens Boots Alliance Inc 8.125 08/15/29 556,017
100,000 (a) Wayfair LLC 7.250 10/31/29 102,040
245,000 (a) Weatherford International Ltd 8.625 04/30/30 254,092
401,000 (a) WESCO Distribution Inc 7.250 06/15/28 408,605
190,000 (a) Williams Scotsman Inc 4.625 08/15/28 186,676
100,000 (a) Williams Scotsman Inc 7.375 10/01/31 104,564
800,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 828,017
200,000 (a) Wolverine World Wide Inc 4.000 08/15/29 177,613
150,000 (a) Wyndham Hotels & Resorts Inc 4.375 08/15/28 144,117
210,000 (a) Xerox Holdings Corp 5.500 08/15/28 179,039
180,000 (a) XPO Inc 7.125 02/01/32 185,751
160,000 Yum! Brands Inc 3.625 03/15/31 143,177
250,000 Yum! Brands Inc 4.625 01/31/32 232,770
260,000 Yum! Brands Inc 5.375 04/01/32 254,275
100,000 (a) Zebra Technologies Corp 6.500 06/01/32 102,273
230,000 (a) ZipRecruiter Inc 5.000 01/15/30 209,670
200,000 (a) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 184,282
TOTAL INDUSTRIAL 82,851,502
UTILITY - 1.1%
100,000 AES Corp/The 7.600 01/15/55 101,806
110,000 Algonquin Power & Utilities Corp 4.750 01/18/82 104,977
110,000 (a) Clearway Energy Operating LLC 3.750 02/15/31 97,400
100,000 (a) EUSHI Finance Inc 7.625 12/15/54 104,271
210,000 (a),(b) NextEra Energy Operating Partners LP 7.250 01/15/29 211,284
160,000 (a),(b) NRG Energy Inc 5.750 07/15/29 157,210
150,000 (a) Vistra Operations Co LLC 7.750 10/15/31 158,350
100,000 (a) Vistra Operations Co LLC 6.875 04/15/32 102,890
TOTAL UTILITY 1,038,188
TOTAL CORPORATE DEBT
(Cost $95,480,629) 95,944,563
TOTAL LONG-TERM INVESTMENTS
(Cost $95,480,629) 95,944,563
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 9.2%
9,084,390 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.390 (e) $ 9,084,390
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,084,390) 9,084,390
TOTAL INVESTMENTS - 106.7%
(Cost $104,565,019 ) 105,028,953
OTHER ASSETS & LIABILITIES, NET - (6.7)% (6,608,547)
NET ASSETS - 100% $ 98,420,406
REIT Real Estate Investment Trust
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments January 31, 2025
(continued)
NUHY

See Notes to Financial Statements
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $82,531,234 or 78.6% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,720,759.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
NUBD
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
CORPORATE DEBT - 24.5%
FINANCIALS - 8.2%
$ 10,000 Aegon Ltd 5.500% 04/11/48 $ 9,903
200,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450 10/29/26 192,027
30,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650 07/21/27 29,131
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875 01/23/28 19,456
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.100 01/19/29 10,013
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.150 09/30/30 10,453
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300 01/30/32 166,659
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.400 10/29/33 8,535
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .300 01/19/34 9,854
20,000 (a) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 20,503
80,000 Aflac Inc 3.600 04/01/30 75,387
10,000 Air Lease Corp 4.625 10/01/28 9,881
30,000 Air Lease Corp 3.125 12/01/30 26,802
50,000 Air Lease Corp 5.200 07/15/31 49,655
30,000 Air Lease Corp 2.875 01/15/32 25,674
50,000 Aircastle Ltd 4.250 06/15/26 49,535
50,000 Alexandria Real Estate Equities Inc 3 .375 08/15/31 44,981
100,000 Alexandria Real Estate Equities Inc 2.950 03/15/34 82,228
50,000 Alexandria Real Estate Equities Inc 5.625 05/15/54 47,642
30,000 Ally Financial Inc 8.000 11/01/31 33,371
92,000 Ally Financial Inc 8.000 11/01/31 103,221
90,000 American Express Co 1.650 11/04/26 85,579
50,000 American Express Co 5.085 01/30/31 50,176
150,000 American Express Co 5.625 07/28/34 151,735
210,000 American Express Co 5.284 07/26/35 207,624
50,000 American Homes 4 Rent 5.500 07/15/34 49,490
70,000 American International Group Inc 3.400 06/30/30 64,660
20,000 American International Group Inc 5.125 03/27/33 19,817
10,000 American International Group Inc 4.375 06/30/50 8,244
30,000 Ameriprise Financial Inc 5.700 12/15/28 31,036
10,000 Ameriprise Financial Inc 4.500 05/13/32 9,649
50,000 Aon Corp / Aon Global Holdings PLC 2.850 05/28/27 47,941
120,000 Aon Corp / Aon Global Holdings PLC 5.350 02/28/33 119,996
20,000 Aon Global Ltd 4.600 06/14/44 17,113
60,000 Aon North America Inc 5.450 03/01/34 60,244
10,000 Apollo Global Management Inc 6.375 11/15/33 10,770
50,000 Apollo Global Management Inc 6.000 12/15/54 48,797
50,000 Arthur J Gallagher & Co 3.500 05/20/51 34,504
90,000 Arthur J Gallagher & Co 3.050 03/09/52 55,840
50,000 Arthur J Gallagher & Co 5.550 02/15/55 47,657
42,000 Assurant Inc 2.650 01/15/32 35,020
120,000 AvalonBay Communities Inc 5.300 12/07/33 120,545
20,000 AXIS Specialty Finance LLC 3.900 07/15/29 19,020
20,000 AXIS Specialty Finance LLC 4.900 01/15/40 18,681
320,000 Banco Santander SA 4.175 03/24/28 314,435
150,000 Banco Santander SA 3.490 05/28/30 137,410
40,000 Banco Santander SA 6.921 08/08/33 42,469
40,000 Bank of America Corp 1.734 07/22/27 38,277
40,000 Bank of America Corp 5.933 09/15/27 40,724
50,000 Bank of America Corp 4.979 01/24/29 50,114
320,000 Bank of America Corp 2.087 06/14/29 291,943
150,000 Bank of America Corp 4.271 07/23/29 146,700
740,000 Bank of America Corp 3.974 02/07/30 712,074
200,000 Bank of America Corp 2.592 04/29/31 177,257
250,000 Bank of America Corp 2.651 03/11/32 216,917
120,000 Bank of America Corp 2.299 07/21/32 100,971
100,000 Bank of America Corp 2.972 02/04/33 86,482
310,000 Bank of America Corp 5.872 09/15/34 319,558
272,000 Bank of America Corp 3.311 04/22/42 205,026

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
20,000 Bank of America Corp 2.831% 10/24/51 $ 12,394
250,000 Bank of America Corp 2.972 07/21/52 159,516
100,000 Bank of Montreal 2.650 03/08/27 96,188
50,000 Bank of Montreal 5.717 09/25/28 51,408
50,000 (a) Bank of Montreal 5.004 01/27/29 50,167
50,000 Bank of Montreal 4.640 09/10/30 49,186
48,000 Bank of Montreal 3.803 12/15/32 46,110
100,000 Bank of New York Mellon Corp/The 2.800 05/04/26 98,059
100,000 Bank of New York Mellon Corp/The 2.050 01/26/27 95,480
50,000 Bank of New York Mellon Corp/The 3.992 06/13/28 49,186
120,000 Bank of New York Mellon Corp/The 5.188 03/14/35 118,876
50,000 Bank of New York Mellon Corp/The 5 .606 07/21/39 50,058
130,000 Bank of Nova Scotia/The 1.350 06/24/26 124,360
100,000 Bank of Nova Scotia/The 5.400 06/04/27 101,575
50,000 Bank of Nova Scotia/The 5.130 02/14/31 49,970
50,000 (a) Bank of Nova Scotia/The 4.740 11/10/32 48,643
60,000 Barclays PLC 4.836 05/09/28 59,331
90,000 Barclays PLC 5.501 08/09/28 91,010
200,000 Barclays PLC 7.385 11/02/28 211,858
200,000 Barclays PLC 6.692 09/13/34 213,000
200,000 Barclays PLC 5.335 09/10/35 193,939
50,000 BlackRock Funding Inc 5.350 01/08/55 48,108
40,000 Blackrock Inc 3.250 04/30/29 37,910
30,000 Blackrock Inc 2.400 04/30/30 26,746
30,000 Blackrock Inc 1.900 01/28/31 25,485
50,000 Blackrock Inc 4.750 05/25/33 49,097
162,000 Boston Properties LP 2.900 03/15/30 143,837
20,000 (a) Boston Properties LP 6.500 01/15/34 20,916
50,000 Brixmor Operating Partnership LP 4.125 06/15/26 49,547
80,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2.340 01/30/32 66,519
20,000 Brookfield Finance Inc 3.900 01/25/28 19,530
60,000 Brookfield Finance Inc 6 .350 01/05/34 63,383
10,000 Brookfield Finance Inc 5.968 03/04/54 10,180
50,000 Brown & Brown Inc 5.650 06/11/34 49,965
50,000 Canadian Imperial Bank of Commerce 5.260 04/08/29 50,543
100,000 Canadian Imperial Bank of Commerce 6.092 10/03/33 104,821
90,000 Capital One Financial Corp 5.468 02/01/29 91,050
100,000 Capital One Financial Corp 6.312 06/08/29 103,632
100,000 Capital One Financial Corp 7.624 10/30/31 110,669
100,000 Capital One Financial Corp 6.051 02/01/35 102,217
10,000 Cboe Global Markets Inc 3.650 01/12/27 9,833
30,000 Cboe Global Markets Inc 3.000 03/16/32 26,062
290,000 Centene Corp 3.375 02/15/30 259,856
10,000 Charles Schwab Corp/The 3.200 03/02/27 9,733
160,000 Charles Schwab Corp/The 2.000 03/20/28 147,495
10,000 Charles Schwab Corp/The 4.000 02/01/29 9,728
110,000 Charles Schwab Corp/The 5.643 05/19/29 112,698
10,000 Charles Schwab Corp/The 3.250 05/22/29 9,400
10,000 Charles Schwab Corp/The 5.853 05/19/34 10,312
10,000 Charles Schwab Corp/The 6.136 08/24/34 10,510
139,000 Chubb Corp/The 6.000 05/11/37 147,342
15,000 Chubb INA Holdings LLC 1.375 09/15/30 12,494
10,000 Chubb INA Holdings LLC 4.350 11/03/45 8,424
988,000 Citigroup Inc 3.980 03/20/30 946,882
50,000 Citigroup Inc 4.542 09/19/30 48,764
60,000 Citigroup Inc 2.666 01/29/31 53,357
190,000 Citigroup Inc 2.561 05/01/32 162,188
280,000 Citigroup Inc 2.520 11/03/32 235,469
20,000 Citigroup Inc 3.057 01/25/33 17,284
100,000 Citigroup Inc 6.174 05/25/34 101,915
50,000 Citigroup Inc 5.827 02/13/35 49,726
100,000 Citigroup Inc 5.449 06/11/35 99,532

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Citigroup Inc 6.020% 01/24/36 $ 50,197
50,000 Citigroup Inc 5.411 09/19/39 47,679
20,000 Citizens Financial Group Inc 2.850 07/27/26 19,422
100,000 Citizens Financial Group Inc 2.638 09/30/32 81,791
60,000 CME Group Inc 5.300 09/15/43 59,866
50,000 CNO Financial Group Inc 6.450 06/15/34 51,723
50,000 Comerica Inc 5.982 01/30/30 50,490
140,000 Cooperatieve Rabobank UA 3.750 07/21/26 137,541
50,000 Cooperatieve Rabobank UA 5.750 12/01/43 50,000
40,000 COPT Defense Properties LP 2.000 01/15/29 35,532
50,000 Cousins Properties LP 5.375 02/15/32 49,280
10,000 Credit Suisse USA LLC 7.125 07/15/32 11,141
180,000 Deutsche Bank AG/New York NY 2.552 01/07/28 171,802
160,000 Deutsche Bank AG/New York NY 6.819 11/20/29 168,522
50,000 Deutsche Bank AG/New York NY 3.742 01/07/33 43,105
60,000 Digital Realty Trust LP 5.550 01/15/28 61,057
100,000 Discover Financial Services 6.700 11/29/32 106,927
20,000 Eaton Vance Corp 3.500 04/06/27 19,508
30,000 Elevance Health Inc 3.650 12/01/27 29,217
100,000 Elevance Health Inc 2.250 05/15/30 87,378
50,000 Elevance Health Inc 5.500 10/15/32 50,759
50,000 Elevance Health Inc 5.200 02/15/35 48,978
50,000 Elevance Health Inc 6.375 06/15/37 53,237
100,000 Elevance Health Inc 4.650 01/15/43 87,006
30,000 Elevance Health Inc 3.125 05/15/50 19,233
110,000 Elevance Health Inc 4.550 05/15/52 89,071
20,000 Equitable Holdings Inc 4.350 04/20/28 19,686
36,000 Equitable Holdings Inc 5.000 04/20/48 32,227
70,000 ERP Operating LP 2.500 02/15/30 62,381
50,000 ERP Operating LP 4.650 09/15/34 47,392
30,000 Everest Reinsurance Holdings Inc 3.500 10/15/50 20,136
50,000 Federal Realty OP LP 3.500 06/01/30 46,207
32,000 Fifth Third Bancorp 1.707 11/01/27 30,315
100,000 Fifth Third Bancorp 6.339 07/27/29 104,049
50,000 Fifth Third Bancorp 5.631 01/29/32 50,742
30,000 First American Financial Corp 2.400 08/15/31 24,842
30,000 Franklin Resources Inc 1.600 10/30/30 25,016
50,000 GATX Corp 4.700 04/01/29 49,384
10,000 GATX Corp 4 .000 06/30/30 9,485
10,000 GATX Corp 1.900 06/01/31 8,227
30,000 GATX Corp 3.500 06/01/32 26,709
20,000 GATX Corp 5.450 09/15/33 20,105
20,000 GATX Corp 6.050 03/15/34 20,842
20,000 GATX Corp 5.200 03/15/44 18,302
80,000 Goldman Sachs Bank USA/New York NY 5.283 03/18/27 80,505
10,000 Goldman Sachs Group Inc/The 4.387 06/15/27 9,958
200,000 Goldman Sachs Group Inc/The 1.948 10/21/27 190,464
60,000 Goldman Sachs Group Inc/The 4.223 05/01/29 58,685
390,000 Goldman Sachs Group Inc/The 3.800 03/15/30 368,040
50,000 Goldman Sachs Group Inc/The 5.727 04/25/30 51,090
652,000 Goldman Sachs Group Inc/The 2.383 07/21/32 549,624
200,000 Goldman Sachs Group Inc/The 2.650 10/21/32 170,180
140,000 Goldman Sachs Group Inc/The 6.561 10/24/34 150,898
50,000 Goldman Sachs Group Inc/The 5.330 07/23/35 49,194
50,000 Goldman Sachs Group Inc/The 5.016 10/23/35 48,037
50,000 Goldman Sachs Group Inc/The 5.536 01/28/36 49,960
50,000 Goldman Sachs Group Inc/The 5.561 11/19/45 48,639
20,000 (b) HA Sustainable Infrastructure Capital Inc 6.375 07/01/34 19,468
90,000 Hartford Financial Services Group Inc/The 2.900 09/15/51 55,923
50,000 Healthpeak OP LLC 2.125 12/01/28 45,220
60,000 Healthpeak OP LLC 3.500 07/15/29 56,256
40,000 Highwoods Realty LP 3.050 02/15/30 35,308

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
70,000 Host Hotels & Resorts LP 4.500% 02/01/26 $ 69,655
10,000 Host Hotels & Resorts LP 3.375 12/15/29 9,221
200,000 HSBC Holdings PLC 2.013 09/22/28 185,165
270,000 HSBC Holdings PLC 2.206 08/17/29 244,477
450,000 HSBC Holdings PLC 2.804 05/24/32 386,469
100,000 HSBC Holdings PLC 2.871 11/22/32 85,182
200,000 HSBC Holdings PLC 6.547 06/20/34 207,790
10,000 HSBC Holdings PLC 6.500 09/15/37 10,351
10,000 Humana Inc 1.350 02/03/27 9,340
10,000 Humana Inc 5.750 12/01/28 10,228
30,000 Humana Inc 4.875 04/01/30 29,556
10,000 Humana Inc 5.375 04/15/31 9,986
110,000 Humana Inc 2.150 02/03/32 88,784
20,000 Humana Inc 4 .950 10/01/44 17,130
10,000 Humana Inc 5.500 03/15/53 9,001
10,000 Humana Inc 5.750 04/15/54 9,327
120,000 Huntington Bancshares Inc/OH 5.709 02/02/35 120,096
100,000 ING Groep NV 3.950 03/29/27 98,380
70,000 ING Groep NV 4.050 04/09/29 67,458
40,000 ING Groep NV 5.550 03/19/35 39,959
64,000 Intercontinental Exchange Inc 3.750 09/21/28 61,894
10,000 Intercontinental Exchange Inc 4.350 06/15/29 9,830
50,000 Intercontinental Exchange Inc 5.250 06/15/31 50,714
20,000 Intercontinental Exchange Inc 1.850 09/15/32 15,912
20,000 Intercontinental Exchange Inc 4.600 03/15/33 19,238
90,000 Intercontinental Exchange Inc 4.250 09/21/48 73,849
20,000 Intercontinental Exchange Inc 4.950 06/15/52 17,963
60,000 Invitation Homes Operating Partnership LP 5.450 08/15/30 60,947
30,000 Jackson Financial Inc 3.125 11/23/31 25,698
130,000 JPMorgan Chase & Co 1.470 09/22/27 123,371
40,000 JPMorgan Chase & Co 2.947 02/24/28 38,574
50,000 JPMorgan Chase & Co 4.979 07/22/28 50,204
100,000 JPMorgan Chase & Co 3.509 01/23/29 96,388
50,000 JPMorgan Chase & Co 4.915 01/24/29 50,055
240,000 JPMorgan Chase & Co 4.005 04/23/29 233,943
50,000 JPMorgan Chase & Co 5.581 04/22/30 51,058
570,000 JPMorgan Chase & Co 3.702 05/06/30 541,502
260,000 JPMorgan Chase & Co 2.739 10/15/30 235,352
50,000 JPMorgan Chase & Co 4.603 10/22/30 49,120
648,000 JPMorgan Chase & Co 4.493 03/24/31 633,396
180,000 JPMorgan Chase & Co 2.545 11/08/32 153,109
50,000 JPMorgan Chase & Co 4.946 10/22/35 48,242
270,000 JPMorgan Chase & Co 3.157 04/22/42 199,890
450,000 JPMorgan Chase & Co 3.328 04/22/52 311,030
20,000 KeyBank NA/Cleveland OH 6.950 02/01/28 20,924
20,000 KeyBank NA/Cleveland OH 3.900 04/13/29 18,935
50,000 KeyCorp 2.250 04/06/27 47,295
60,000 KeyCorp 6.401 03/06/35 62,796
40,000 Kilroy Realty LP 4.750 12/15/28 39,068
20,000 Kilroy Realty LP 2.500 11/15/32 15,446
100,000 Kimco Realty OP LLC 2.250 12/01/31 83,559
30,000 Legg Mason Inc 4.750 03/15/26 30,030
40,000 Legg Mason Inc 5.625 01/15/44 38,896
30,000 Lincoln National Corp 3.050 01/15/30 27,183
30,000 Lincoln National Corp 3.400 03/01/32 26,482
30,000 Lincoln National Corp 4.375 06/15/50 23,374
90,000 Lloyds Banking Group PLC 4.550 08/16/28 88,785
200,000 Lloyds Banking Group PLC 5.721 06/05/30 204,000
50,000 Lloyds Banking Group PLC 5.679 01/05/35 50,153
75,000 Lloyds Banking Group PLC 4.344 01/09/48 58,940
20,000 LPL Holdings Inc 6.750 11/17/28 21,094
60,000 LXP Industrial Trust 6.750 11/15/28 63,055

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
30,000 M&T Bank Corp 7.413% 10/30/29 $ 32,233
50,000 M&T Bank Corp 6.082 03/13/32 51,473
50,000 M&T Bank Corp 5.385 01/16/36 48,750
20,000 Manulife Financial Corp 4.150 03/04/26 19,908
40,000 Manulife Financial Corp 5.375 03/04/46 38,727
20,000 Marsh & McLennan Cos Inc 4.375 03/15/29 19,677
120,000 Marsh & McLennan Cos Inc 2.250 11/15/30 103,871
10,000 Marsh & McLennan Cos Inc 5.150 03/15/34 9,928
20,000 Marsh & McLennan Cos Inc 4 .750 03/15/39 18,447
40,000 Marsh & McLennan Cos Inc 4.350 01/30/47 33,415
60,000 Marsh & McLennan Cos Inc 4.200 03/01/48 48,642
50,000 Marsh & McLennan Cos Inc 5.450 03/15/54 47,930
10,000 MetLife Inc 5.875 02/06/41 10,273
220,000 MetLife Inc 4.875 11/13/43 199,600
40,000 MetLife Inc 5.000 07/15/52 36,053
200,000 Mitsubishi UFJ Financial Group Inc 2.757 09/13/26 194,112
150,000 Mitsubishi UFJ Financial Group Inc 1 .538 07/20/27 143,229
64,000 Mitsubishi UFJ Financial Group Inc 3.961 03/02/28 62,607
10,000 Mitsubishi UFJ Financial Group Inc 4.080 04/19/28 9,842
200,000 Mitsubishi UFJ Financial Group Inc 5.441 02/22/34 202,215
10,000 Mizuho Financial Group Inc 3.663 02/28/27 9,805
60,000 Mizuho Financial Group Inc 4.254 09/11/29 58,570
100,000 Mizuho Financial Group Inc 2.869 09/13/30 90,819
10,000 Mizuho Financial Group Inc 1.979 09/08/31 8,437
200,000 Mizuho Financial Group Inc 5.594 07/10/35 201,784
50,000 Morgan Stanley 4.350 09/08/26 49,667
10,000 Morgan Stanley 1.593 05/04/27 9,617
10,000 Morgan Stanley 1.512 07/20/27 9,540
50,000 Morgan Stanley 5.652 04/13/28 50,850
50,000 Morgan Stanley 4.210 04/20/28 49,346
10,000 Morgan Stanley 3.591 07/22/28 9,681
517,000 Morgan Stanley 3.772 01/24/29 500,900
100,000 Morgan Stanley 5.123 02/01/29 100,579
70,000 Morgan Stanley 5.164 04/20/29 70,404
291,000 Morgan Stanley 4.431 01/23/30 284,667
50,000 Morgan Stanley 5.656 04/18/30 51,052
25,000 Morgan Stanley 4.654 10/18/30 24,551
120,000 Morgan Stanley 3.622 04/01/31 112,023
210,000 Morgan Stanley 2.239 07/21/32 175,641
130,000 Morgan Stanley 5.424 07/21/34 130,004
100,000 Morgan Stanley 6.627 11/01/34 107,886
100,000 Morgan Stanley 5.466 01/18/35 99,780
50,000 Morgan Stanley 5.831 04/19/35 51,144
50,000 (a) Morgan Stanley 5.320 07/19/35 49,404
50,000 Morgan Stanley 5.587 01/18/36 50,435
100,000 Morgan Stanley 2.484 09/16/36 82,195
100,000 Morgan Stanley 5.942 02/07/39 100,712
20,000 Morgan Stanley 4.300 01/27/45 16,773
50,000 Morgan Stanley 5.516 11/19/55 48,403
10,000 Morgan Stanley Bank NA 4.952 01/14/28 10,033
120,000 Nasdaq Inc 5.550 02/15/34 121,413
80,000 NatWest Group PLC 4.892 05/18/29 79,487
100,000 NatWest Group PLC 5.808 09/13/29 102,139
100,000 NatWest Group PLC 5.076 01/27/30 99,469
10,000 Nomura Holdings Inc 5.594 07/02/27 10,148
150,000 Nomura Holdings Inc 2.172 07/14/28 136,298
10,000 Nomura Holdings Inc 2.999 01/22/32 8,562
80,000 Nomura Holdings Inc 6.181 01/18/33 83,371
10,000 Nomura Holdings Inc 6.087 07/12/33 10,390
20,000 Northern Trust Corp 3.150 05/03/29 18,855
30,000 Old Republic International Corp 5.750 03/28/34 30,124
60,000 Omega Healthcare Investors Inc 4.750 01/15/28 59,586

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
40,000 ORIX Corp 3.700% 07/18/27 $ 39,005
40,000 ORIX Corp 2.250 03/09/31 33,937
20,000 ORIX Corp 4.000 04/13/32 18,470
10,000 (a) ORIX Corp 5.200 09/13/32 10,010
20,000 Piedmont Operating Partnership LP 3.150 08/15/30 17,193
10,000 PNC Bank NA 3.100 10/25/27 9,611
90,000 PNC Bank NA 4.050 07/26/28 87,399
20,000 PNC Bank NA 2.700 10/22/29 18,047
170,000 PNC Financial Services Group Inc/The 5.582 06/12/29 173,613
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 50,327
50,000 PNC Financial Services Group Inc/The 4.812 10/21/32 48,819
140,000 PNC Financial Services Group Inc/The 6.875 10/20/34 153,398
50,000 PNC Financial Services Group Inc/The 5.676 01/22/35 50,790
54,000 Principal Financial Group Inc 3.700 05/15/29 51,505
10,000 Principal Financial Group Inc 2.125 06/15/30 8,651
44,000 Progressive Corp/The 3.200 03/26/30 40,725
40,000 Progressive Corp/The 3.000 03/15/32 35,099
50,000 Progressive Corp/The 4.200 03/15/48 40,687
31,000 Prologis LP 3.875 09/15/28 30,104
50,000 Prologis LP 2.875 11/15/29 45,959
10,000 Prologis LP 4.375 09/15/48 8,295
100,000 Prologis LP 5 .250 06/15/53 93,851
50,000 Prologis LP 5.250 03/15/54 46,900
21,000 Prudential Financial Inc 1.500 03/10/26 20,350
30,000 Prudential Financial Inc 2.100 03/10/30 26,443
70,000 Prudential Financial Inc 3.000 03/10/40 51,605
20,000 Prudential Financial Inc 4.500 09/15/47 19,334
143,000 Prudential Financial Inc 3.905 12/07/47 109,523
20,000 Prudential Financial Inc 3.700 10/01/50 17,823
30,000 Prudential Funding Asia PLC 3.625 03/24/32 27,233
110,000 Public Storage Operating Co 5.125 01/15/29 111,669
40,000 Raymond James Financial Inc 4.950 07/15/46 35,926
50,000 Regency Centers Corp 5.250 01/15/34 49,426
20,000 Regions Financial Corp 1.800 08/12/28 17,983
30,000 Regions Financial Corp 7.375 12/10/37 33,488
30,000 Reinsurance Group of America Inc 3.950 09/15/26 29,612
29,000 Reinsurance Group of America Inc 3.900 05/15/29 27,738
50,000 Reinsurance Group of America Inc 5.750 09/15/34 50,377
200,000 Royal Bank of Canada 1.200 04/27/26 192,138
100,000 Royal Bank of Canada 1.150 07/14/26 95,452
110,000 Royal Bank of Canada 5 .200 08/01/28 111,359
50,000 Royal Bank of Canada 4.969 08/02/30 49,865
50,000 Royal Bank of Canada 4.650 10/18/30 49,144
50,000 Royal Bank of Canada 5.153 02/04/31 50,208
100,000 Santander Holdings USA Inc 2.490 01/06/28 95,294
10,000 Santander Holdings USA Inc 6.565 06/12/29 10,379
50,000 Santander Holdings USA Inc 6.342 05/31/35 51,173
100,000 Santander UK Group Holdings PLC 4.858 09/11/30 97,595
202,000 Simon Property Group LP 5.500 03/08/33 204,638
50,000 Simon Property Group LP 4.750 09/26/34 47,344
50,000 State Street Corp 4.993 03/18/27 50,451
10,000 State Street Corp 4.141 12/03/29 9,768
160,000 State Street Corp 2.400 01/24/30 143,586
50,000 State Street Corp 4.675 10/22/32 48,716
60,000 State Street Corp 6.123 11/21/34 62,600
50,000 Sumitomo Mitsui Financial Group Inc 2.632 07/14/26 48,600
330,000 Sumitomo Mitsui Financial Group Inc 3.364 07/12/27 320,464
90,000 Sumitomo Mitsui Financial Group Inc 3.544 01/17/28 87,137
170,000 Sumitomo Mitsui Financial Group Inc 2.750 01/15/30 152,783
10,000 Sumitomo Mitsui Financial Group Inc 1.710 01/12/31 8,243
70,000 Sumitomo Mitsui Financial Group Inc 5.836 07/09/44 70,260
70,000 (a) Synchrony Financial 5.935 08/02/30 70,915

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
20,000 Synovus Financial Corp 6.168% 11/01/30 $ 20,222
212,000 Toronto-Dominion Bank/The 1.200 06/03/26 202,755
100,000 Toronto-Dominion Bank/The 5.523 07/17/28 102,078
50,000 (a) Toronto-Dominion Bank/The 4.783 12/17/29 49,481
50,000 Toronto-Dominion Bank/The 3 .625 09/15/31 48,700
50,000 Toronto-Dominion Bank/The 5.298 01/30/32 50,021
10,000 Travelers Cos Inc/The 5.350 11/01/40 9,807
62,000 Travelers Cos Inc/The 4.600 08/01/43 54,745
20,000 Travelers Cos Inc/The 3.750 05/15/46 15,320
20,000 Travelers Cos Inc/The 4.000 05/30/47 15,885
10,000 Travelers Cos Inc/The 4.050 03/07/48 7,894
10,000 Travelers Cos Inc/The 5.450 05/25/53 9,661
21,000 Truist Financial Corp 4.123 06/06/28 20,686
100,000 Truist Financial Corp 4.873 01/26/29 99,797
100,000 Truist Financial Corp 1.887 06/07/29 90,432
100,000 Truist Financial Corp 7.161 10/30/29 107,065
10,000 Truist Financial Corp 1.950 06/05/30 8,572
50,000 Truist Financial Corp 5.153 08/05/32 49,602
200,000 UBS AG/London 5.650 09/11/28 205,334
10,000 UnitedHealth Group Inc 4.600 04/15/27 10,019
80,000 UnitedHealth Group Inc 4.000 05/15/29 77,591
210,000 UnitedHealth Group Inc 5.300 02/15/30 214,098
110,000 UnitedHealth Group Inc 4.200 05/15/32 103,989
100,000 UnitedHealth Group Inc 5.350 02/15/33 100,888
20,000 UnitedHealth Group Inc 6.500 06/15/37 21,769
60,000 UnitedHealth Group Inc 2.750 05/15/40 42,410
411,000 UnitedHealth Group Inc 4.750 05/15/52 352,617
10,000 UnitedHealth Group Inc 5.050 04/15/53 8,964
130,000 UnitedHealth Group Inc 5.375 04/15/54 121,671
50,000 UnitedHealth Group Inc 5.200 04/15/63 44,632
300,000 US Bancorp 5.384 01/23/30 303,883
170,000 US Bancorp 5.678 01/23/35 171,667
21,000 Ventas Realty LP 3.850 04/01/27 20,566
20,000 Ventas Realty LP 4 .400 01/15/29 19,521
10,000 Ventas Realty LP 3.000 01/15/30 9,073
54,000 Ventas Realty LP 4.750 11/15/30 52,947
50,000 Voya Financial Inc 5.000 09/20/34 47,607
19,000 Voya Financial Inc 4.800 06/15/46 16,070
50,000 Voya Financial Inc 4.700 01/23/48 47,324
118,000 Welltower OP LLC 4.125 03/15/29 114,500
10,000 Welltower OP LLC 2.750 01/15/31 8,800
110,000 Westpac Banking Corp 1.953 11/20/28 99,685
100,000 Westpac Banking Corp 2.150 06/03/31 85,560
176,000 Westpac Banking Corp 4.322 11/23/31 173,529
50,000 Westpac Banking Corp 5.618 11/20/35 49,174
10,000 Willis North America Inc 4.500 09/15/28 9,848
30,000 Willis North America Inc 2.950 09/15/29 27,370
50,000 Willis North America Inc 5.900 03/05/54 49,048
40,000 WP Carey Inc 2.450 02/01/32 33,213
30,000 XL Group Ltd 5.250 12/15/43 27,936
20,000 Zions Bancorp NA 3 .250 10/29/29 17,887
TOTAL FINANCIALS 33,192,112
INDUSTRIAL - 14.1%
30,000 3M Co 3.375 03/01/29 28,416
28,000 3M Co 2.375 08/26/29 25,251
100,000 (a) 3M Co 3.050 04/15/30 92,210
10,000 3M Co 5.700 03/15/37 10,356
10,000 3M Co 3.625 10/15/47 7,423
20,000 3M Co 3.250 08/26/49 13,680
20,000 ABB Finance USA Inc 3.800 04/03/28 19,600
100,000 AbbVie Inc 4.800 03/15/27 100,566
100,000 AbbVie Inc 4.800 03/15/29 100,168

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
150,000 AbbVie Inc 4.950% 03/15/31 $ 150,472
150,000 AbbVie Inc 5.050 03/15/34 148,802
150,000 AbbVie Inc 5.350 03/15/44 146,861
150,000 AbbVie Inc 5.400 03/15/54 144,710
150,000 AbbVie Inc 5.500 03/15/64 144,139
18,000 Adobe Inc 2.150 02/01/27 17,244
70,000 Adobe Inc 4.800 04/04/29 70,436
50,000 Adobe Inc 4.950 01/17/30 50,614
60,000 Agilent Technologies Inc 2.100 06/04/30 51,867
119,000 Air Products and Chemicals Inc 1.850 05/15/27 112,307
10,000 Air Products and Chemicals Inc 2.050 05/15/30 8,712
10,000 Air Products and Chemicals Inc 4.800 03/03/33 9,824
10,000 Air Products and Chemicals Inc 2 .700 05/15/40 7,184
30,000 Albemarle Corp 4.650 06/01/27 29,749
40,000 (a) Allegion US Holding Co Inc 5.411 07/01/32 40,361
70,000 Alphabet Inc 0.800 08/15/27 64,192
20,000 Alphabet Inc 1.100 08/15/30 16,696
60,000 Alphabet Inc 1.900 08/15/40 39,268
10,000 Alphabet Inc 2.050 08/15/50 5,561
90,000 (a) Alphabet Inc 2.250 08/15/60 48,643
10,000 Amcor Finance USA Inc 4.500 05/15/28 9,861
60,000 Amcor Flexibles North America Inc 2.630 06/19/30 52,761
170,000 America Movil SAB de CV 4.700 07/21/32 163,302
10,000 America Movil SAB de CV 6.125 11/15/37 10,288
12,000 American Airlines 2016-1 Class AA Pass Through Trust 2020 A 3.575 01/15/28 11,463
64,000 American Airlines 2017-1 Class AA Pass Through Trust2020 A 3.650 02/15/29 60,997
13,000 American Airlines 2017-2 Class AA Pass Through Trust 3.350 10/15/29 12,151
40,000 American Honda Finance Corp 2.300 09/09/26 38,596
60,000 American Honda Finance Corp 4.900 03/13/29 60,037
110,000 American Honda Finance Corp 5.850 10/04/30 114,735
50,000 American Honda Finance Corp 5.050 07/10/31 49,847
10,000 American Tower Corp 1.450 09/15/26 9,489
10,000 American Tower Corp 3.375 10/15/26 9,783
10,000 American Tower Corp 3.600 01/15/28 9,660
40,000 American Tower Corp 1.500 01/31/28 36,327
110,000 American Tower Corp 5.250 07/15/28 111,098
50,000 American Tower Corp 5.800 11/15/28 51,435
80,000 American Tower Corp 2.900 01/15/30 72,296
20,000 American Tower Corp 1.875 10/15/30 16,818
110,000 American Tower Corp 4.050 03/15/32 102,192
20,000 American Tower Corp 3.700 10/15/49 14,500
30,000 American Tower Corp 3.100 06/15/50 19,211
60,000 Amgen Inc 5.150 03/02/28 60,678
130,000 Amgen Inc 3.000 02/22/29 121,331
10,000 Amgen Inc 5.250 03/02/30 10,129
138,000 Amgen Inc 2.300 02/25/31 118,393
110,000 Amgen Inc 2.000 01/15/32 89,902
20,000 Amgen Inc 5.750 03/15/40 19,868
10,000 Amgen Inc 4.950 10/01/41 9,067
320,000 Amgen Inc 5.600 03/02/43 313,738
210,000 Amgen Inc 4.400 05/01/45 174,906
20,000 Amgen Inc 4.563 06/15/48 16,823
70,000 Amgen Inc 4.663 06/15/51 59,084
30,000 Amgen Inc 5.650 03/02/53 28,993
60,000 Amphenol Corp 4.350 06/01/29 58,836
50,000 Amphenol Corp 5.375 11/15/54 47,480
10,000 Analog Devices Inc 3.500 12/05/26 9,832
50,000 Analog Devices Inc 1.700 10/01/28 45,118
20,000 Analog Devices Inc 2.100 10/01/31 16,877
10,000 Analog Devices Inc 5.050 04/01/34 9,981
50,000 Analog Devices Inc 5.300 04/01/54 47,864
32,000 Applied Materials Inc 5.100 10/01/35 32,077

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
100,000 Applied Materials Inc 4.350% 04/01/47 $ 85,185
40,000 Aptiv Swiss Holdings Ltd 4.350 03/15/29 38,847
82,000 Aptiv Swiss Holdings Ltd 4.150 05/01/52 58,742
20,000 Archer-Daniels-Midland Co 2.500 08/11/26 19,399
10,000 Archer-Daniels-Midland Co 3.250 03/27/30 9,257
120,000 Archer-Daniels-Midland Co 2.700 09/15/51 71,775
50,000 Arrow Electronics Inc 5.150 08/21/29 49,904
20,000 Astrazeneca Finance LLC 1.200 05/28/26 19,191
50,000 Astrazeneca Finance LLC 4.800 02/26/27 50,346
50,000 AstraZeneca PLC 0.700 04/08/26 47,895
49,000 AstraZeneca PLC 1.375 08/06/30 40,970
205,000 AstraZeneca PLC 6.450 09/15/37 225,244
20,000 AstraZeneca PLC 4.375 11/16/45 17,183
20,000 AstraZeneca PLC 2.125 08/06/50 10,830
40,000 AT&T Inc 2.550 12/01/33 32,289
130,000 AT&T Inc 5.400 02/15/34 130,682
760,000 AT&T Inc 4.850 03/01/39 704,425
280,000 AT&T Inc 6.375 03/01/41 294,351
20,000 AT&T Inc 3.100 02/01/43 14,420
45,000 AT&T Inc 4.750 05/15/46 39,114
280,000 AT&T Inc 3.650 06/01/51 197,532
10,000 AT&T Inc 3.550 09/15/55 6,712
100,000 AT&T Inc 3.650 09/15/59 66,698
30,000 Atlassian Corp 5.500 05/15/34 30,150
70,000 Autodesk Inc 2.400 12/15/31 59,279
70,000 Automatic Data Processing Inc 1.700 05/15/28 64,121
30,000 AutoNation Inc 1.950 08/01/28 27,029
40,000 AutoNation Inc 4.750 06/01/30 38,962
10,000 AutoNation Inc 3.850 03/01/32 8,982
50,000 AutoZone Inc 4.500 02/01/28 49,646
100,000 AutoZone Inc 5.200 08/01/33 98,899
50,000 Avery Dennison Corp 2.250 02/15/32 41,013
30,000 Avnet Inc 4.625 04/15/26 29,891
10,000 (a) Baidu Inc 3.425 04/07/30 9,286
80,000 (a) Baidu Inc 2.375 10/09/30 69,681
115,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138 11/07/29 106,666
30,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.486 05/01/30 29,433
10,000 Baxter International Inc 2.600 08/15/26 9,693
40,000 Baxter International Inc 1.730 04/01/31 32,843
120,000 (a) Baxter International Inc 2.539 02/01/32 100,998
2,000 Bell Telephone Co of Canada or Bell Canada 2.150 02/15/32 1,627
10,000 Bell Telephone Co of Canada or Bell Canada 5.100 05/11/33 9,724
10,000 (a) Bell Telephone Co of Canada or Bell Canada 5.200 02/15/34 9,727
50,000 Bell Telephone Co of Canada or Bell Canada 4.464 04/01/48 40,302
90,000 Bell Telephone Co of Canada or Bell Canada 3.650 03/17/51 62,192
80,000 Berry Global Inc 5.500 04/15/28 80,831
20,000 (b) Berry Global Inc 5.650 01/15/34 20,248
20,000 Biogen Inc 2.250 05/01/30 17,417
110,000 Biogen Inc 3.150 05/01/50 69,336
10,000 Biogen Inc 3.250 02/15/51 6,396
30,000 Block Financial LLC 2.500 07/15/28 27,482
50,000 Booking Holdings Inc 3.600 06/01/26 49,411
20,000 Booking Holdings Inc 4.625 04/13/30 19,814
20,000 Booz Allen Hamilton Inc 5.950 08/04/33 20,314
62,000 BorgWarner Inc 2.650 07/01/27 59,036
30,000 Bristol-Myers Squibb Co 3.200 06/15/26 29,524
10,000 Bristol-Myers Squibb Co 3.250 02/27/27 9,765
20,000 Bristol-Myers Squibb Co 1.125 11/13/27 18,300
60,000 Bristol-Myers Squibb Co 4.900 02/22/29 60,413
90,000 Bristol-Myers Squibb Co 1.450 11/13/30 74,964
40,000 Bristol-Myers Squibb Co 5.900 11/15/33 42,054
660,000 Bristol-Myers Squibb Co 4.125 06/15/39 572,225

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Bristol-Myers Squibb Co 6.250% 11/15/53 $ 53,082
10,000 British Telecommunications PLC 5.125 12/04/28 10,051
60,000 British Telecommunications PLC 9 .625 12/15/30 72,813
20,000 Broadcom Inc 5.050 04/15/30 20,056
50,000 Broadcom Inc 5.150 11/15/31 50,129
50,000 Broadcom Inc 4.550 02/15/32 48,171
292,000 (b) Broadcom Inc 4.150 04/15/32 273,143
485,000 Broadcom Inc 4.300 11/15/32 456,320
90,000 (b) Broadcom Inc 3.187 11/15/36 72,187
50,000 Broadridge Financial Solutions Inc 2.600 05/01/31 43,045
40,000 (a) Brunswick Corp/DE 4.400 09/15/32 36,495
40,000 Bunge Ltd Finance Corp 3.250 08/15/26 39,163
10,000 Bunge Ltd Finance Corp 3.750 09/25/27 9,751
50,000 Bunge Ltd Finance Corp 2.750 05/14/31 43,772
20,000 Cabot Corp 5.000 06/30/32 19,495
10,000 Canadian National Railway Co 2.750 03/01/26 9,822
10,000 Canadian National Railway Co 3.850 08/05/32 9,230
10,000 Canadian National Railway Co 6.250 08/01/34 10,830
60,000 Canadian National Railway Co 6.375 11/15/37 65,413
50,000 Canadian National Railway Co 3.650 02/03/48 37,754
30,000 Canadian National Railway Co 4.450 01/20/49 25,628
10,000 Canadian Pacific Railway Co 2.875 11/15/29 9,182
10,000 Canadian Pacific Railway Co 2 .050 03/05/30 8,720
70,000 Canadian Pacific Railway Co 2.450 12/02/31 60,274
10,000 Canadian Pacific Railway Co 4.800 09/15/35 9,618
50,000 Canadian Pacific Railway Co 3.000 12/02/41 36,646
70,000 Canadian Pacific Railway Co 4.300 05/15/43 59,139
70,000 Canadian Pacific Railway Co 6.125 09/15/15 71,395
120,000 Cardinal Health Inc 4.500 11/15/44 99,414
10,000 Cardinal Health Inc 4.900 09/15/45 8,743
50,000 Cardinal Health Inc 5.750 11/15/54 48,472
10,000 Carlisle Cos Inc 2.750 03/01/30 9,008
20,000 Carlisle Cos Inc 2.200 03/01/32 16,426
10,000 Carrier Global Corp 2.700 02/15/31 8,749
70,000 Carrier Global Corp 5 .900 03/15/34 72,476
112,000 Carrier Global Corp 3.377 04/05/40 86,885
10,000 Caterpillar Financial Services Corp 4.450 10/16/26 10,005
50,000 Caterpillar Financial Services Corp 5.000 05/14/27 50,574
10,000 Caterpillar Financial Services Corp 4.400 10/15/27 9,968
50,000 Caterpillar Financial Services Corp 4.600 11/15/27 50,131
50,000 Caterpillar Inc 2.600 09/19/29 45,788
180,000 Caterpillar Inc 3.803 08/15/42 146,426
70,000 Caterpillar Inc 3.250 09/19/49 49,021
30,000 CBRE Services Inc 4.875 03/01/26 30,019
30,000 CBRE Services Inc 5.950 08/15/34 30,862
112,000 CDW LLC / CDW Finance Corp 2.670 12/01/26 107,653
153,000 Celanese US Holdings LLC 1.400 08/05/26 144,460
50,000 Cencora Inc 5.125 02/15/34 49,098
50,000 Cencora Inc 5.150 02/15/35 48,836
80,000 CF Industries Inc 5.150 03/15/34 77,615
10,000 CF Industries Inc 4.950 06/01/43 8,847
20,000 CGI Inc 1.450 09/14/26 18,987
20,000 CH Robinson Worldwide Inc 4.200 04/15/28 19,508
40,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
2.250 01/15/29 35,467
200,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4.400 04/01/33 179,359
260,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.650 02/01/34 267,619
10,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4.800 03/01/50 7,529

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
290,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.500% 04/01/63 $ 232,108
62,000 Cheniere Corpus Christi Holdings LLC 5.125 06/30/27 62,346
50,000 Cheniere Energy Inc 5.650 04/15/34 49,984
150,000 Cheniere Energy Partners LP 5.950 06/30/33 153,272
30,000 (a) Choice Hotels International Inc 5.850 08/01/34 29,902
50,000 Church & Dwight Co Inc 3.150 08/01/27 48,441
76,000 Cigna Group/The 4.500 02/25/26 75,894
10,000 Cigna Group/The 1.250 03/15/26 9,631
300,000 Cigna Group/The 3.050 10/15/27 287,885
90,000 Cigna Group/The 4.800 08/15/38 81,794
10,000 Cigna Group/The 6.125 11/15/41 10,197
50,000 Cigna Group/The 3.875 10/15/47 36,797
20,000 Cigna Group/The 5.600 02/15/54 18,753
100,000 Cintas Corp No 2 3.700 04/01/27 98,153
308,000 Cisco Systems Inc 2.500 09/20/26 299,316
20,000 Cisco Systems Inc 5.500 01/15/40 20,230
110,000 Cisco Systems Inc 5.300 02/26/54 106,521
40,000 Clorox Co/The 4.400 05/01/29 39,414
10,000 Clorox Co/The 1.800 05/15/30 8,553
20,000 CNH Industrial Capital LLC 1.450 07/15/26 19,085
50,000 CNH Industrial Capital LLC 4.500 10/08/27 49,612
80,000 CNH Industrial NV 3.850 11/15/27 78,019
10,000 Coca-Cola Co/The 3.375 03/25/27 9,803
5,000 Coca-Cola Co/The 1.450 06/01/27 4,685
140,000 Coca-Cola Co/The 1.000 03/15/28 126,169
170,000 Coca-Cola Co/The 1.650 06/01/30 145,427
10,000 Coca-Cola Co/The 1.375 03/15/31 8,216
20,000 Coca-Cola Co/The 2.875 05/05/41 14,673
110,000 Coca-Cola Co/The 3.000 03/05/51 72,541
50,000 Coca-Cola Co/The 5.300 05/13/54 48,186
70,000 Coca-Cola Co/The 2.750 06/01/60 40,984
100,000 Colgate-Palmolive Co 3.250 08/15/32 90,156
40,000 Comcast Corp 3.300 04/01/27 38,944
290,000 Comcast Corp 3.400 04/01/30 269,792
250,000 Comcast Corp 1.500 02/15/31 204,631
100,000 Comcast Corp 5.500 11/15/32 101,986
50,000 Comcast Corp 4.800 05/15/33 48,462
150,000 Comcast Corp 6.450 03/15/37 160,732
370,000 Comcast Corp 3.750 04/01/40 298,613
20,000 Comcast Corp 4.049 11/01/52 14,934
60,000 Comcast Corp 5.650 06/01/54 57,644
390,000 Comcast Corp 2.987 11/01/63 218,403
60,000 Conagra Brands Inc 8.250 09/15/30 68,582
30,000 Conagra Brands Inc 5.300 11/01/38 28,249
10,000 Conagra Brands Inc 5.400 11/01/48 9,063
50,000 (a) Concentrix Corp 6.850 08/02/33 51,201
70,000 Corning Inc 5.350 11/15/48 64,964
10,000 Corning Inc 3.900 11/15/49 7,454
10,000 Corning Inc 4.375 11/15/57 7,789
100,000 Costco Wholesale Corp 1.375 06/20/27 93,243
20,000 Crown Castle Inc 3.700 06/15/26 19,719
40,000 Crown Castle Inc 4.300 02/15/29 38,860
154,000 Crown Castle Inc 3.300 07/01/30 140,269
10,000 Crown Castle Inc 2 .100 04/01/31 8,348
150,000 Crown Castle Inc 2.500 07/15/31 127,011
50,000 Crown Castle Inc 2.900 04/01/41 35,133
20,000 Crown Castle Inc 3.250 01/15/51 13,046
55,000 CSX Corp 4.250 03/15/29 54,003
30,000 CSX Corp 6.000 10/01/36 31,639
20,000 CSX Corp 6.150 05/01/37 21,332
120,000 CSX Corp 4.100 03/15/44 99,204

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
30,000 CSX Corp 3.800% 11/01/46 $ 23,281
80,000 CSX Corp 4.750 11/15/48 70,773
10,000 CSX Corp 3.800 04/15/50 7,562
62,000 CSX Corp 4.250 11/01/66 47,426
39,000 Cummins Inc 1.500 09/01/30 32,815
102,000 Cummins Inc 2.600 09/01/50 60,643
10,000 CVS Health Corp 5.000 02/20/26 10,018
100,000 CVS Health Corp 5.400 06/01/29 100,682
140,000 CVS Health Corp 5.550 06/01/31 140,585
310,000 CVS Health Corp 2.125 09/15/31 251,910
50,000 (a) CVS Health Corp 5.700 06/01/34 49,853
60,000 CVS Health Corp 4.780 03/25/38 52,701
32,000 CVS Health Corp 4.125 04/01/40 25,484
75,000 CVS Health Corp 5.300 12/05/43 66,493
50,000 CVS Health Corp 6.000 06/01/44 47,979
250,000 CVS Health Corp 6.050 06/01/54 238,092
100,000 Danaher Corp 2.800 12/10/51 61,221
70,000 DCP Midstream Operating LP 5.125 05/15/29 69,962
50,000 Deere & Co 5.450 01/16/35 50,991
130,000 Deere & Co 3.900 06/09/42 108,237
10,000 Dell Inc 6.500 04/15/38 10,417
10,000 Dell International LLC / EMC Corp 5.250 02/01/28 10,133
20,000 Dell International LLC / EMC Corp 4.350 02/01/30 19,367
10,000 Dell International LLC / EMC Corp 6.200 07/15/30 10,499
112,000 Dell International LLC / EMC Corp 8.100 07/15/36 132,673
20,000 Dell International LLC / EMC Corp 3.375 12/15/41 14,628
110,000 Dell International LLC / EMC Corp 8.350 07/15/46 139,257
14,000 Delta Air Lines 2020-1 Class AA Pass Through Trust2020 A 2.000 06/10/28 13,665
40,000 Delta Air Lines Inc 4.375 04/19/28 39,249
20,000 DH Europe Finance II Sarl 3.400 11/15/49 14,088
252,000 Discovery Communications LLC 3 .625 05/15/30 225,297
350,000 Discovery Communications LLC 5.000 09/20/37 294,365
61,000 Discovery Communications LLC 6.350 06/01/40 56,562
130,000 Dollar General Corp 3.500 04/03/30 119,587
92,000 Dollar Tree Inc 3.375 12/01/51 58,536
30,000 Dover Corp 5.375 10/15/35 30,308
60,000 Dow Chemical Co/The 4.800 11/30/28 59,942
10,000 Dow Chemical Co/The 2.100 11/15/30 8,543
101,000 Dow Chemical Co/The 4.250 10/01/34 91,610
10,000 Dow Chemical Co/The 9.400 05/15/39 13,351
70,000 Dow Chemical Co/The 5.600 02/15/54 66,160
70,000 DR Horton Inc 1.300 10/15/26 66,127
50,000 DuPont de Nemours Inc 5.319 11/15/38 50,473
10,000 DuPont de Nemours Inc 5.419 11/15/48 9,972
30,000 DXC Technology Co 1.800 09/15/26 28,502
71,000 Eastern Gas Transmission & Storage Inc 4.800 11/01/43 62,338
60,000 Eastman Chemical Co 5.750 03/08/33 61,137
48,000 Eaton Corp 3.103 09/15/27 46,349
62,000 Eaton Corp 4.000 11/02/32 57,950
154,000 eBay Inc 2.700 03/11/30 138,590
10,000 eBay Inc 3.650 05/10/51 7,126
36,000 Ecolab Inc 3.250 12/01/27 34,780
10,000 Ecolab Inc 4.800 03/24/30 10,009
10,000 Ecolab Inc 1.300 01/30/31 8,169
120,000 Ecolab Inc 2.700 12/15/51 72,946
52,000 Electronic Arts Inc 1.850 02/15/31 43,413
25,000 Eli Lilly & Co 3.375 03/15/29 23,960
200,000 Eli Lilly & Co 4.700 02/27/33 196,697
110,000 Eli Lilly & Co 3.700 03/01/45 86,728
10,000 Eli Lilly & Co 4.875 02/27/53 9,030
110,000 Eli Lilly & Co 5.000 02/09/54 101,095
50,000 Emerson Electric Co 2.000 12/21/28 45,381

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
72,000 Emerson Electric Co 1.950% 10/15/30 $ 62,219
30,000 Enbridge Inc 3.700 07/15/27 29,313
180,000 Enbridge Inc 3.125 11/15/29 165,344
140,000 Enbridge Inc 4.500 06/10/44 115,221
50,000 Enbridge Inc 5.950 04/05/54 49,195
70,000 EnLink Midstream LLC 5.650 09/01/34 69,708
20,000 Enterprise Products Operating LLC 2.800 01/31/30 18,187
100,000 Enterprise Products Operating LLC 7.550 04/15/38 116,982
200,000 Enterprise Products Operating LLC 6.125 10/15/39 208,815
120,000 Enterprise Products Operating LLC 4.850 03/15/44 107,723
20,000 Enterprise Products Operating LLC 5.100 02/15/45 18,427
75,000 Enterprise Products Operating LLC 4.900 05/15/46 66,762
50,000 Enterprise Products Operating LLC 3.300 02/15/53 32,866
30,000 Equifax Inc 5.100 12/15/27 30,206
50,000 Equifax Inc 5.100 06/01/28 50,320
20,000 Equinix Inc 2.900 11/18/26 19,359
120,000 Equinix Inc 3.900 04/15/32 110,773
80,000 Equinix Inc 3.000 07/15/50 50,065
30,000 Estee Lauder Cos Inc/The 3.150 03/15/27 29,183
120,000 Estee Lauder Cos Inc/The 2.600 04/15/30 107,043
10,000 Estee Lauder Cos Inc/The 1.950 03/15/31 8,382
20,000 FactSet Research Systems Inc 3.450 03/01/32 17,722
330,000 FedEx Corp 3.900 02/01/35 286,860
10,000 FedEx Corp 4.750 11/15/45 8,439
10,000 FedEx Corp 4.400 01/15/47 8,011
30,000 FedEx Corp 4.050 02/15/48 22,581
10,000 FedEx Corp 4.950 10/17/48 8,607
10,000 Fidelity National Information Services Inc 1.150 03/01/26 9,631
92,000 Fidelity National Information Services Inc 1.650 03/01/28 83,657
20,000 Fidelity National Information Services Inc 3.100 03/01/41 14,524
40,000 Fiserv Inc 2.250 06/01/27 37,876
254,000 Fiserv Inc 3.500 07/01/29 238,968
40,000 Fiserv Inc 2.650 06/01/30 35,504
30,000 Fiserv Inc 5.450 03/15/34 29,977
30,000 Fiserv Inc 4.400 07/01/49 24,417
60,000 Flex Ltd 4.875 06/15/29 59,142
60,000 Flowserve Corp 2.800 01/15/32 51,094
10,000 FMC Corp 5.150 05/18/26 10,037
40,000 FMC Corp 3.450 10/01/29 36,988
30,000 FMC Corp 4.500 10/01/49 22,871
10,000 Fomento Economico Mexicano SAB de CV 4.375 05/10/43 8,481
49,000 Fomento Economico Mexicano SAB de CV 3.500 01/16/50 34,971
20,000 Fortinet Inc 2.200 03/15/31 17,001
40,000 Fortive Corp 3.150 06/15/26 39,174
40,000 Fortune Brands Innovations Inc 5.875 06/01/33 41,146
20,000 Fox Corp 4.709 01/25/29 19,820
100,000 Fox Corp 6.500 10/13/33 105,552
10,000 Fox Corp 5.476 01/25/39 9,527
10,000 Fox Corp 5.576 01/25/49 9,281
140,000 GE HealthCare Technologies Inc 5.857 03/15/30 145,288
184,000 General Mills Inc 2.875 04/15/30 166,359
20,000 General Mills Inc 4.950 03/29/33 19,560
12,000 General Motors Co 6.125 10/01/25 12,085
100,000 (a) General Motors Co 5.600 10/15/32 100,119
40,000 General Motors Co 5.400 04/01/48 35,066
190,000 General Motors Financial Co Inc 5.000 04/09/27 190,388
284,000 General Motors Financial Co Inc 5.650 01/17/29 288,877
210,000 General Motors Financial Co Inc 4.300 04/06/29 202,766
160,000 General Motors Financial Co Inc 6.100 01/07/34 162,104
20,000 Genuine Parts Co 6.500 11/01/28 20,976
40,000 Genuine Parts Co 2.750 02/01/32 33,889
50,000 Gilead Sciences Inc 5.100 06/15/35 49,263

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
140,000 Gilead Sciences Inc 4.600% 09/01/35 $ 132,549
176,000 Gilead Sciences Inc 4.000 09/01/36 155,693
70,000 Gilead Sciences Inc 5.650 12/01/41 70,385
20,000 Gilead Sciences Inc 4.800 04/01/44 18,011
30,000 Gilead Sciences Inc 4.150 03/01/47 24,191
60,000 GlaxoSmithKline Capital Inc 5.375 04/15/34 61,645
40,000 GlaxoSmithKline Capital Inc 6.375 05/15/38 43,596
70,000 GlaxoSmithKline Capital PLC 3.375 06/01/29 66,406
200,000 Global Payments Inc 3.200 08/15/29 184,391
20,000 Grupo Televisa SAB 6.625 01/15/40 18,289
60,000 Grupo Televisa SAB 5.000 05/13/45 42,763
50,000 GXO Logistics Inc 1.650 07/15/26 47,741
120,000 Haleon US Capital LLC 3.375 03/24/29 113,192
20,000 Haleon US Capital LLC 4.000 03/24/52 15,313
152,000 Halliburton Co 4.850 11/15/35 143,919
30,000 Harley-Davidson Inc 4.625 07/28/45 24,310
10,000 Hasbro Inc 3.550 11/19/26 9,787
10,000 Hasbro Inc 3.500 09/15/27 9,658
60,000 Hasbro Inc 3.900 11/19/29 56,563
30,000 HCA Inc 5.250 06/15/26 30,079
40,000 HCA Inc 4.500 02/15/27 39,681
80,000 HCA Inc 3 .125 03/15/27 77,194
100,000 HCA Inc 5.200 06/01/28 100,550
206,000 HCA Inc 4.125 06/15/29 197,545
70,000 HCA Inc 5.450 04/01/31 70,343
110,000 HCA Inc 5.125 06/15/39 101,139
150,000 HCA Inc 3.500 07/15/51 98,368
70,000 Hershey Co/The 4.250 05/04/28 69,617
250,000 Hewlett Packard Enterprise Co 6.200 10/15/35 261,572
60,000 (a) HF Sinclair Corp 5.000 02/01/28 59,705
120,000 Home Depot Inc/The 4.875 06/25/27 121,134
30,000 Home Depot Inc/The 2.950 06/15/29 27,961
299,000 Home Depot Inc/The 5.400 09/15/40 297,596
130,000 Home Depot Inc/The 5.950 04/01/41 136,198
30,000 Home Depot Inc/The 4.875 02/15/44 27,555
42,000 Home Depot Inc/The 4.400 03/15/45 35,967
220,000 Home Depot Inc/The 4.500 12/06/48 188,094
60,000 Home Depot Inc/The 3.125 12/15/49 40,330
120,000 Honda Motor Co Ltd 2.534 03/10/27 114,988
20,000 Honda Motor Co Ltd 2.967 03/10/32 17,401
50,000 Hormel Foods Corp 1.700 06/03/28 45,516
50,000 Howmet Aerospace Inc 4.850 10/15/31 49,351
10,000 HP Inc 4.000 04/15/29 9,611
52,000 (a) HP Inc 3.400 06/17/30 47,806
110,000 HP Inc 4.200 04/15/32 102,436
10,000 HP Inc 5.500 01/15/33 10,081
30,000 Huntsman International LLC 4.500 05/01/29 28,683
50,000 Huntsman International LLC 5.700 10/15/34 47,338
50,000 Hyatt Hotels Corp 5.750 01/30/27 50,810
20,000 IBM International Capital Pte Ltd 4.600 02/05/27 20,038
120,000 (a) IBM International Capital Pte Ltd 5.300 02/05/54 110,386
30,000 IDEX Corp 2.625 06/15/31 25,890
90,000 Illinois Tool Works Inc 4.875 09/15/41 84,294
50,000 Ingersoll Rand Inc 5.197 06/15/27 50,578
10,000 Intel Corp 3.750 03/25/27 9,764
292,000 Intel Corp 2.450 11/15/29 258,441
110,000 Intel Corp 5.125 02/10/30 109,715
10,000 Intel Corp 4.000 12/15/32 9,034
110,000 Intel Corp 4.600 03/25/40 91,850
20,000 Intel Corp 2.800 08/12/41 12,742
70,000 Intel Corp 4.250 12/15/42 53,973
10,000 Intel Corp 4.100 05/19/46 7,181

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
90,000 Intel Corp 4.100% 05/11/47 $ 64,110
160,000 Intel Corp 3.734 12/08/47 107,102
10,000 Intel Corp 3.250 11/15/49 6,041
10,000 Intel Corp 4.750 03/25/50 7,803
20,000 Intel Corp 5.700 02/10/53 17,808
50,000 Intel Corp 5.600 02/21/54 43,886
210,000 International Business Machines Corp 3.300 05/15/26 206,662
10,000 International Business Machines Corp 3.300 01/27/27 9,768
100,000 International Business Machines Corp 2.720 02/09/32 86,705
72,000 International Business Machines Corp 5.600 11/30/39 72,105
10,000 International Business Machines Corp 2.850 05/15/40 7,166
80,000 International Business Machines Corp 4.000 06/20/42 65,574
90,000 International Business Machines Corp 4.700 02/19/46 78,825
40,000 International Flavors & Fragrances Inc 4.375 06/01/47 31,234
10,000 International Flavors & Fragrances Inc 5.000 09/26/48 8,544
45,000 International Paper Co 4.800 06/15/44 39,477
52,000 International Paper Co 4.350 08/15/48 41,894
60,000 Interpublic Group of Cos Inc/The 2.400 03/01/31 51,319
10,000 Interpublic Group of Cos Inc/The 5.375 06/15/33 9,935
80,000 Intuit Inc 5.250 09/15/26 80,867
18,000 Intuit Inc 1.350 07/15/27 16,716
20,000 Intuit Inc 1.650 07/15/30 16,950
10,000 (a) Intuit Inc 5.500 09/15/53 9,802
50,000 IQVIA Inc 6.250 02/01/29 51,744
80,000 J M Smucker Co/The 4.250 03/15/35 72,540
40,000 Jabil Inc 4.250 05/15/27 39,504
40,000 Jacobs Engineering Group Inc 6.350 08/18/28 41,708
30,000 JB Hunt Transport Services Inc 3.875 03/01/26 29,775
40,000 JD.com Inc 3.875 04/29/26 39,554
8,000 JetBlue 2019-1 Class AA Pass Through Trust2020 A 2.750 05/15/32 6,685
22,000 JetBlue 2020-1 Class A Pass Through Trust 4.000 11/15/32 20,648
280,000 John Deere Capital Corp 1.300 10/13/26 266,179
110,000 John Deere Capital Corp 4.900 06/11/27 111,017
40,000 John Deere Capital Corp 3.350 04/18/29 38,068
110,000 John Deere Capital Corp 4.700 06/10/30 109,901
70,000 Johnson & Johnson 2.950 03/03/27 68,110
60,000 Johnson & Johnson 4.800 06/01/29 60,709
390,000 Johnson & Johnson 3.550 03/01/36 341,261
10,000 Johnson & Johnson 4.500 09/01/40 9,345
50,000 Johnson & Johnson 5.250 06/01/54 49,044
10,000 Johnson Controls International plc 4.625 07/02/44 8,619
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1.750 09/15/30 16,842
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2.000 09/16/31 24,869
50,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
4.900 12/01/32 48,928
70,000 Kellanova 3.400 11/15/27 67,667
20,000 Kellanova 2.100 06/01/30 17,484
30,000 Kellanova 4.500 04/01/46 25,271
160,000 Kenvue Inc 4.900 03/22/33 157,719
10,000 Kenvue Inc 5.100 03/22/43 9,590
50,000 Keurig Dr Pepper Inc 5.100 03/15/27 50,429
30,000 Keurig Dr Pepper Inc 3.200 05/01/30 27,485
10,000 Keurig Dr Pepper Inc 3 .800 05/01/50 7,341
180,000 Keurig Dr Pepper Inc 4.500 04/15/52 147,976
50,000 Keysight Technologies Inc 3.000 10/30/29 45,769
20,000 Kimberly-Clark Corp 3.950 11/01/28 19,588
98,000 Kimberly-Clark Corp 6.625 08/01/37 110,951
20,000 Kinder Morgan Energy Partners LP 6.950 01/15/38 21,712
10,000 Kinder Morgan Inc 1.750 11/15/26 9,503
372,000 Kinder Morgan Inc 5.300 12/01/34 361,789

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Kinder Morgan Inc 5.050% 02/15/46 $ 43,515
60,000 Kinder Morgan Inc 3.250 08/01/50 38,011
50,000 Kinder Morgan Inc 5.950 08/01/54 48,613
10,000 KLA Corp 4.650 07/15/32 9,808
110,000 KLA Corp 4.950 07/15/52 99,549
20,000 Koninklijke KPN NV 8.375 10/01/30 23,052
40,000 Kraft Heinz Foods Co 3.000 06/01/26 39,114
30,000 Kraft Heinz Foods Co 3.875 05/15/27 29,467
110,000 Kraft Heinz Foods Co 4.250 03/01/31 105,780
10,000 Kraft Heinz Foods Co 6.500 02/09/40 10,632
10,000 Kraft Heinz Foods Co 5.000 06/04/42 9,030
130,000 Kraft Heinz Foods Co 5.500 06/01/50 122,136
30,000 Kroger Co/The 2.200 05/01/30 26,178
10,000 Kroger Co/The 1 .700 01/15/31 8,278
50,000 Kroger Co/The 5.000 09/15/34 48,516
110,000 Kroger Co/The 6.900 04/15/38 121,656
9,000 Kroger Co/The 5.400 07/15/40 8,683
80,000 Kroger Co/The 4.450 02/01/47 65,953
60,000 Kyndryl Holdings Inc 6.350 02/20/34 62,426
10,000 Laboratory Corp of America Holdings 3.600 09/01/27 9,738
10,000 Laboratory Corp of America Holdings 2.950 12/01/29 9,114
90,000 Laboratory Corp of America Holdings 2.700 06/01/31 77,998
10,000 Lam Research Corp 3.750 03/15/26 9,922
30,000 Lam Research Corp 1.900 06/15/30 25,894
100,000 Lam Research Corp 3.125 06/15/60 61,426
60,000 Lear Corp 2.600 01/15/32 50,137
40,000 Leggett & Platt Inc 4.400 03/15/29 37,916
30,000 Leggett & Platt Inc 3.500 11/15/51 18,563
10,000 Lennox International Inc 1.700 08/01/27 9,276
30,000 Linde Inc/CT 1.100 08/10/30 24,924
30,000 LKQ Corp 5.750 06/15/28 30,550
40,000 Lowe's Cos Inc 3.350 04/01/27 38,950
201,000 Lowe's Cos Inc 4.500 04/15/30 197,780
300,000 Lowe's Cos Inc 5.000 04/15/40 280,545
20,000 Lowe's Cos Inc 4.050 05/03/47 15,652
20,000 Lowe's Cos Inc 5.750 07/01/53 19,539
30,000 Lowe's Cos Inc 4.450 04/01/62 23,307
10,000 Lowe's Cos Inc 5.850 04/01/63 9,792
200,000 LYB International Finance III LLC 3.375 10/01/40 146,849
21,000 LYB International Finance III LLC 4.200 05/01/50 15,731
60,000 LYB International Finance III LLC 3.625 04/01/51 40,478
70,000 (a) Magna International Inc 2.450 06/15/30 61,799
142,000 Martin Marietta Materials Inc 3.200 07/15/51 92,397
60,000 Marvell Technology Inc 2.450 04/15/28 55,647
20,000 Marvell Technology Inc 5.950 09/15/33 20,640
10,000 Masco Corp 2.000 10/01/30 8,483
70,000 Masco Corp 2.000 02/15/31 58,948
30,000 Masco Corp 4.500 05/15/47 24,633
10,000 Mastercard Inc 2.950 11/21/26 9,756
32,000 Mastercard Inc 2.950 06/01/29 29,915
44,000 Mastercard Inc 3.350 03/26/30 41,247
120,000 Mastercard Inc 2.000 11/18/31 100,356
70,000 Mastercard Inc 4.875 05/09/34 69,069
40,000 Mastercard Inc 3.800 11/21/46 31,344
20,000 Mastercard Inc 3.850 03/26/50 15,511
20,000 Mastercard Inc 2.950 03/15/51 12,984
80,000 McCormick & Co Inc/MD 1.850 02/15/31 66,772
200,000 McDonald's Corp 4.600 09/09/32 195,173
20,000 McDonald's Corp 6.300 10/15/37 21,621
30,000 McDonald's Corp 4.450 09/01/48 25,128
220,000 McDonald's Corp 5.150 09/09/52 202,423
50,000 McKesson Corp 4.900 07/15/28 50,300

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 McKesson Corp 5.100% 07/15/33 $ 9,957
50,000 (a) MDC Holdings Inc 3.966 08/06/61 37,506
40,000 Mercedes-Benz Finance North America LLC 8.500 01/18/31 46,892
100,000 Merck & Co Inc 1.900 12/10/28 90,628
200,000 Merck & Co Inc 1.450 06/24/30 168,535
60,000 Merck & Co Inc 6.500 12/01/33 66,301
10,000 Merck & Co Inc 4.150 05/18/43 8,418
20,000 Merck & Co Inc 4.900 05/17/44 18,549
250,000 Merck & Co Inc 2.750 12/10/51 151,734
50,000 Microchip Technology Inc 5.050 02/15/30 49,688
20,000 Micron Technology Inc 4.975 02/06/26 20,011
50,000 Micron Technology Inc 4.185 02/15/27 49,396
110,000 Micron Technology Inc 5.300 01/15/31 110,057
50,000 Micron Technology Inc 5.800 01/15/35 50,386
10,000 Microsoft Corp 3.400 09/15/26 9,862
40,000 Microsoft Corp 3.300 02/06/27 39,228
10,000 Microsoft Corp 3.500 02/12/35 9,061
211,000 Microsoft Corp 3.450 08/08/36 184,531
60,000 Microsoft Corp 3.750 02/12/45 50,137
50,000 Microsoft Corp 3.700 08/08/46 39,939
586,000 Microsoft Corp 2.921 03/17/52 385,964
70,000 Mohawk Industries Inc 5.850 09/18/28 72,169
50,000 Mondelez International Inc 4.750 02/20/29 49,908
50,000 (a) Mondelez International Inc 4.750 08/28/34 47,958
10,000 Mondelez International Inc 2.625 09/04/50 5,845
20,000 Moody's Corp 2.000 08/19/31 16,675
10,000 Moody's Corp 5.250 07/15/44 9,479
110,000 Moody's Corp 3.750 02/25/52 80,613
10,000 Mosaic Co/The 4.050 11/15/27 9,810
50,000 Mosaic Co/The 5.375 11/15/28 50,750
120,000 Motorola Solutions Inc 2.750 05/24/31 104,438
240,000 MPLX LP 2.650 08/15/30 211,262
180,000 MPLX LP 4.950 03/14/52 151,124
20,000 National Fuel Gas Co 5.500 10/01/26 20,172
30,000 NetApp Inc 2.375 06/22/27 28,402
50,000 Nordson Corp 4.500 12/15/29 48,754
50,000 NOV Inc 3.950 12/01/42 37,239
120,000 Novartis Capital Corp 2.200 08/14/30 105,386
120,000 Novartis Capital Corp 4.400 05/06/44 105,823
20,000 Novartis Capital Corp 2.750 08/14/50 12,757
100,000 Nutrien Ltd 4.200 04/01/29 97,324
10,000 NVIDIA Corp 3.200 09/16/26 9,822
70,000 NVIDIA Corp 2.000 06/15/31 59,742
122,000 NVIDIA Corp 3.500 04/01/40 100,391
60,000 NVR Inc 3.000 05/15/30 54,133
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3.150 05/01/27 9,657
92,000 NXP BV / NXP Funding LLC / NXP USA Inc 2.500 05/11/31 78,854
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2.650 02/15/32 92,978
10,000 Omnicom Group Inc 2.450 04/30/30 8,831
30,000 Omnicom Group Inc 5.300 11/01/34 29,565
50,000 Omnicom Group Inc / Omnicom Capital Inc 3.600 04/15/26 49,388
273,000 ONEOK Inc 4.550 07/15/28 269,805
39,000 ONEOK Inc 4.350 03/15/29 37,977
10,000 ONEOK Inc 4.500 03/15/50 7,847
170,000 ONEOK Inc 7.150 01/15/51 183,864
50,000 ONEOK Inc 5.700 11/01/54 46,448
70,000 Oracle Corp 2.800 04/01/27 67,219
20,000 Oracle Corp 4.650 05/06/30 19,718
120,000 Oracle Corp 4.900 02/06/33 116,605
690,000 Oracle Corp 4.300 07/08/34 632,872
50,000 Oracle Corp 4.700 09/27/34 47,184
40,000 Oracle Corp 6.500 04/15/38 42,771

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
30,000 Oracle Corp 6.125% 07/08/39 $ 31,084
70,000 Oracle Corp 4.000 11/15/47 53,217
280,000 Oracle Corp 6.900 11/09/52 310,598
10,000 Oracle Corp 5.550 02/06/53 9,380
50,000 Oracle Corp 5.375 09/27/54 45,700
50,000 Oracle Corp 6.000 08/03/55 49,841
100,000 Orange SA 5.375 01/13/42 95,444
100,000 O'Reilly Automotive Inc 3.900 06/01/29 96,132
20,000 O'Reilly Automotive Inc 4.200 04/01/30 19,328
120,000 Otis Worldwide Corp 3.112 02/15/40 90,418
2,000 Owens Corning 3.400 08/15/26 1,955
70,000 Owens Corning 3.875 06/01/30 65,970
20,000 PACCAR Financial Corp 5.200 11/09/26 20,269
50,000 PACCAR Financial Corp 5.000 05/13/27 50,622
50,000 PACCAR Financial Corp 4.450 08/06/27 49,964
20,000 Paramount Global 4.200 06/01/29 19,001
170,000 Paramount Global 4.200 05/19/32 151,513
50,000 Paramount Global 5.900 10/15/40 43,973
10,000 Paramount Global 5.850 09/01/43 8,803
40,000 Paramount Global 4.600 01/15/45 29,978
10,000 Parker-Hannifin Corp 3.250 03/01/27 9,745
30,000 Parker-Hannifin Corp 3.250 06/14/29 28,156
64,000 Parker-Hannifin Corp 4.200 11/21/34 59,225
20,000 Parker-Hannifin Corp 4.450 11/21/44 17,188
30,000 Parker-Hannifin Corp 4.000 06/14/49 23,529
10,000 PayPal Holdings Inc 3.900 06/01/27 9,861
170,000 PayPal Holdings Inc 2.850 10/01/29 156,496
10,000 PepsiCo Inc 2.850 02/24/26 9,843
40,000 PepsiCo Inc 2.375 10/06/26 38,714
50,000 PepsiCo Inc 5.125 11/10/26 50,627
50,000 PepsiCo Inc 4.500 07/17/29 49,877
100,000 PepsiCo Inc 1.625 05/01/30 85,599
10,000 PepsiCo Inc 5.500 01/15/40 10,120
20,000 PepsiCo Inc 4.450 04/14/46 17,348
364,000 PepsiCo Inc 2.875 10/15/49 236,410
50,000 Pepsico Singapore Financing I Pte Ltd 4.650 02/16/27 50,205
100,000 Pfizer Inc 3.600 09/15/28 97,145
10,000 Pfizer Inc 4 .400 05/15/44 8,694
350,000 Pfizer Inc 4.200 09/15/48 285,052
110,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/26 109,981
100,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 99,510
150,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/30 148,931
190,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 184,693
150,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 141,758
40,000 Phillips 66 Co 3 .550 10/01/26 39,309
223,000 Phillips 66 Co 4.680 02/15/45 187,515
150,000 Plains All American Pipeline LP / PAA Finance Corp 5.700 09/15/34 150,139
50,000 PPG Industries Inc 3.750 03/15/28 48,656
50,000 Procter & Gamble Co/The 1.000 04/23/26 48,081
250,000 Procter & Gamble Co/The 3.000 03/25/30 231,932
70,000 Procter & Gamble Co/The 1.200 10/29/30 58,251
10,000 Procter & Gamble Co/The 4.050 01/26/33 9,581
11,000 PulteGroup Inc 5.000 01/15/27 11,038
20,000 Qorvo Inc 4.375 10/15/29 18,907
220,000 QUALCOMM Inc 1.650 05/20/32 175,844
40,000 (a) QUALCOMM Inc 4.250 05/20/32 38,450
30,000 QUALCOMM Inc 4.650 05/20/35 29,044
20,000 QUALCOMM Inc 4.800 05/20/45 18,103
20,000 Quanta Services Inc 2.900 10/01/30 17,807
80,000 Quanta Services Inc 2.350 01/15/32 66,321
50,000 Quanta Services Inc 5.250 08/09/34 48,824
50,000 Quest Diagnostics Inc 3.450 06/01/26 49,240

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Quest Diagnostics Inc 2.950% 06/30/30 $ 9,044
50,000 Quest Diagnostics Inc 5.000 12/15/34 48,421
140,000 Regal Rexnord Corp 6.300 02/15/30 144,379
30,000 Regeneron Pharmaceuticals Inc 1.750 09/15/30 25,078
30,000 Regeneron Pharmaceuticals Inc 2.800 09/15/50 17,610
50,000 RELX Capital Inc 4.750 05/20/32 48,987
10,000 Republic Services Inc 3.375 11/15/27 9,682
70,000 Republic Services Inc 3.950 05/15/28 68,362
58,000 Republic Services Inc 2.300 03/01/30 51,287
80,000 Republic Services Inc 1.450 02/15/31 65,375
20,000 Republic Services Inc 5.700 05/15/41 20,016
10,000 Revvity Inc 3.300 09/15/29 9,260
60,000 Revvity Inc 2.250 09/15/31 49,723
70,000 Rockwell Automation Inc 4.200 03/01/49 57,638
10,000 Rogers Communications Inc 2.900 11/15/26 9,674
50,000 Rogers Communications Inc 3.200 03/15/27 48,378
40,000 Rogers Communications Inc 5.000 02/15/29 39,791
10,000 Rogers Communications Inc 3.800 03/15/32 8,969
150,000 Rogers Communications Inc 5.450 10/01/43 139,758
20,000 Rogers Communications Inc 3.700 11/15/49 13,877
130,000 Roper Technologies Inc 3.800 12/15/26 127,872
20,000 Ross Stores Inc 1.875 04/15/31 16,626
70,000 Royalty Pharma PLC 5.900 09/02/54 66,718
40,000 RPM International Inc 2.950 01/15/32 34,658
10,000 Ryder System Inc 2.850 03/01/27 9,613
50,000 Ryder System Inc 6.300 12/01/28 52,414
50,000 Ryder System Inc 5.375 03/15/29 50,736
50,000 Ryder System Inc 4.950 09/01/29 49,908
50,000 Ryder System Inc 4.900 12/01/29 49,684
20,000 (a) S&P Global Inc 1.250 08/15/30 16,603
130,000 S&P Global Inc 2.900 03/01/32 113,540
60,000 S&P Global Inc 5.250 09/15/33 60,466
20,000 S&P Global Inc 3.700 03/01/52 14,846
23,000 S&P Global Inc 2.300 08/15/60 11,490
20,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 20,186
160,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 155,244
60,000 Salesforce Inc 2.700 07/15/41 42,434
152,000 Salesforce Inc 2.900 07/15/51 97,189
82,000 Schlumberger Investment SA 2.650 06/26/30 73,262
101,000 Sherwin-Williams Co/The 2.950 08/15/29 92,977
42,000 Sherwin-Williams Co/The 4.500 06/01/47 35,364
20,000 Skyworks Solutions Inc 1.800 06/01/26 19,160
50,000 Smith & Nephew PLC 2.032 10/14/30 42,254
10,000 Smith & Nephew PLC 5.400 03/20/34 9,971
60,000 (b) Smurfit Kappa Treasury ULC 5.438 04/03/34 59,867
60,000 Snap-on Inc 3.100 05/01/50 39,798
30,000 Solventum Corp 5.450 03/13/31 30,236
150,000 (b) Solventum Corp 5.600 03/23/34 150,078
70,000 Sonoco Products Co 2 .850 02/01/32 59,665
110,000 Stanley Black & Decker Inc 3.000 05/15/32 94,440
10,000 Starbucks Corp 2.250 03/12/30 8,797
20,000 Starbucks Corp 2.550 11/15/30 17,612
110,000 Starbucks Corp 3.000 02/14/32 96,578
100,000 Starbucks Corp 4.800 02/15/33 98,046
20,000 Starbucks Corp 4.450 08/15/49 16,442
60,000 Starbucks Corp 3.500 11/15/50 41,858
90,000 Stryker Corp 1.950 06/15/30 77,681
50,000 Stryker Corp 4 .625 09/11/34 47,764
50,000 (c) Stryker Corp 5.200 02/10/35 49,663
10,000 Stryker Corp 4.100 04/01/43 8,214
10,000 Sysco Corp 3.300 07/15/26 9,807
70,000 Sysco Corp 3.250 07/15/27 67,657

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
70,000 Sysco Corp 2.400% 02/15/30 $ 62,088
50,000 Sysco Corp 6.000 01/17/34 52,443
20,000 Sysco Corp 6.600 04/01/50 21,758
10,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 8,687
190,000 Takeda Pharmaceutical Co Ltd 5.300 07/05/34 189,342
40,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 29,330
10,000 Takeda Pharmaceutical Co Ltd 5.650 07/05/44 9,876
60,000 (a) Takeda Pharmaceutical Co Ltd 3.375 07/09/60 37,919
40,000 Take-Two Interactive Software Inc 3.700 04/14/27 39,092
30,000 Take-Two Interactive Software Inc 5.400 06/12/29 30,417
30,000 Tapestry Inc 4.125 07/15/27 29,477
40,000 Tapestry Inc 3.050 03/15/32 34,320
75,000 Targa Resources Corp 6.150 03/01/29 77,950
100,000 Targa Resources Corp 6.500 03/30/34 105,819
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5.000 01/15/28 79,677
1,000 Target Corp 3.375 04/15/29 953
130,000 Target Corp 2.350 02/15/30 116,040
50,000 Target Corp 4.500 09/15/34 47,499
72,000 Target Corp 6.500 10/15/37 79,361
19,000 Target Corp 3.900 11/15/47 14,850
50,000 TC PipeLines LP 3.900 05/25/27 48,944
50,000 TD SYNNEX Corp 6.100 04/12/34 51,388
40,000 Teledyne Technologies Inc 2.250 04/01/28 36,955
60,000 TELUS Corp 3.700 09/15/27 58,457
10,000 TELUS Corp 4.600 11/16/48 8,150
10,000 Texas Eastern Transmission LP 7.000 07/15/32 10,949
70,000 Texas Instruments Inc 1.750 05/04/30 60,268
100,000 Texas Instruments Inc 1.900 09/15/31 83,914
100,000 Texas Instruments Inc 3.875 03/15/39 86,084
40,000 Texas Instruments Inc 4.150 05/15/48 32,463
120,000 The Campbell's Company 2.375 04/24/30 105,465
50,000 Thomson Reuters Corp 3.350 05/15/26 49,206
10,000 Time Warner Cable LLC 6.550 05/01/37 9,838
30,000 Time Warner Cable LLC 7.300 07/01/38 31,287
170,000 Time Warner Cable LLC 6.750 06/15/39 170,040
10,000 Time Warner Cable LLC 5.500 09/01/41 8,681
20,000 Time Warner Cable LLC 4.500 09/15/42 15,331
30,000 Timken Co/The 4.125 04/01/32 27,584
60,000 TJX Cos Inc/The 3.875 04/15/30 57,371
10,000 Trane Technologies Financing Ltd 3.800 03/21/29 9,613
70,000 Trane Technologies Financing Ltd 5.250 03/03/33 70,424
50,000 Trane Technologies Financing Ltd 5.100 06/13/34 49,614
50,000 TransCanada PipeLines Ltd 4.100 04/15/30 47,705
100,000 TransCanada PipeLines Ltd 4.625 03/01/34 93,416
10,000 Transcontinental Gas Pipe Line Co LLC 7.850 02/01/26 10,226
80,000 Transcontinental Gas Pipe Line Co LLC 3.250 05/15/30 73,088
80,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 59,200
30,000 Trimble Inc 6.100 03/15/33 31,245
30,000 Triton Container International Ltd / TAL International Container
Corp
3.250 03/15/32 25,630
160,000 TSMC Arizona Corp 4.250 04/22/32 154,137
60,000 TWDC Enterprises 18 Corp 2.950 06/15/27 58,039
20,000 TWDC Enterprises 18 Corp 4.375 08/16/41 17,383
30,000 TWDC Enterprises 18 Corp 4.125 12/01/41 25,192
10,000 TWDC Enterprises 18 Corp 4.125 06/01/44 8,245
10,000 Tyco Electronics Group SA 4.625 02/01/30 9,900
70,000 Tyco Electronics Group SA 2.500 02/04/32 59,636
21,000 Unilever Capital Corp 2.000 07/28/26 20,287
40,000 Unilever Capital Corp 2.900 05/05/27 38,693
20,000 Unilever Capital Corp 2.125 09/06/29 17,895
150,000 Unilever Capital Corp 1.750 08/12/31 124,682

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Unilever Capital Corp 5.000% 12/08/33 $ 9,998
10,000 Union Pacific Corp 2.150 02/05/27 9,555
50,000 Union Pacific Corp 4.500 01/20/33 48,260
20,000 Union Pacific Corp 3.375 02/01/35 17,422
20,000 Union Pacific Corp 3.600 09/15/37 16,815
508,000 Union Pacific Corp 3.550 08/15/39 414,561
30,000 Union Pacific Corp 3.875 02/01/55 22,406
10,000 Union Pacific Corp 3.950 08/15/59 7,340
10,000 Valero Energy Corp 2.150 09/15/27 9,368
130,000 Valero Energy Corp 2.800 12/01/31 111,818
40,000 Valero Energy Corp 6.625 06/15/37 42,532
40,000 Valmont Industries Inc 5.250 10/01/54 36,638
30,000 VeriSign Inc 4.750 07/15/27 29,902
50,000 Verisk Analytics Inc 4.125 03/15/29 48,529
99,000 Verizon Communications Inc 4.016 12/03/29 95,268
90,000 Verizon Communications Inc 1.500 09/18/30 75,102
115,000 Verizon Communications Inc 2.550 03/21/31 99,710
605,000 Verizon Communications Inc 2.355 03/15/32 503,289
100,000 Verizon Communications Inc 5.050 05/09/33 98,854
30,000 (b) Verizon Communications Inc 4 .780 02/15/35 28,605
10,000 Verizon Communications Inc 4.272 01/15/36 9,016
10,000 Verizon Communications Inc 4.812 03/15/39 9,218
122,000 Verizon Communications Inc 2.850 09/03/41 84,936
20,000 Verizon Communications Inc 3.850 11/01/42 15,816
50,000 Verizon Communications Inc 5.500 03/16/47 48,418
80,000 Verizon Communications Inc 4.000 03/22/50 60,792
320,000 Verizon Communications Inc 3.875 03/01/52 236,594
20,000 Verizon Communications Inc 2.987 10/30/56 11,880
30,000 Verizon Communications Inc 3.700 03/22/61 20,387
100,000 Viatris Inc 2.700 06/22/30 87,108
100,000 Viatris Inc 3.850 06/22/40 74,965
50,000 Visa Inc 2.050 04/15/30 43,986
10,000 Visa Inc 1.100 02/15/31 8,164
161,000 Visa Inc 4.150 12/14/35 149,343
50,000 Visa Inc 2.700 04/15/40 36,486
20,000 Visa Inc 2.000 08/15/50 10,774
120,000 VMware LLC 1.400 08/15/26 114,089
10,000 VMware LLC 4.700 05/15/30 9,805
20,000 VMware LLC 2.200 08/15/31 16,682
20,000 Vodafone Group PLC 6.250 11/30/32 21,516
95,000 Vodafone Group PLC 6.150 02/27/37 99,824
10,000 Vodafone Group PLC 5.000 05/30/38 9,533
20,000 Vodafone Group PLC 4.875 06/19/49 17,138
60,000 Vodafone Group PLC 4.250 09/17/50 46,422
50,000 Vodafone Group PLC 5.750 06/28/54 47,937
10,000 Vodafone Group PLC 5.750 02/10/63 9,419
10,000 Vodafone Group PLC 5.875 06/28/64 9,612
50,000 Vulcan Materials Co 3.900 04/01/27 49,260
50,000 Vulcan Materials Co 5.700 12/01/54 48,839
10,000 Walt Disney Co/The 3 .800 03/22/30 9,594
50,000 Walt Disney Co/The 2.650 01/13/31 44,439
100,000 Walt Disney Co/The 6.400 12/15/35 109,640
50,000 Walt Disney Co/The 6.650 11/15/37 55,790
12,000 Walt Disney Co/The 4.750 09/15/44 10,779
60,000 Walt Disney Co/The 4.950 10/15/45 55,068
310,000 Walt Disney Co/The 2.750 09/01/49 193,505
10,000 Walt Disney Co/The 3.600 01/13/51 7,336
11,000 Warnermedia Holdings Inc 5.391 03/15/62 8,100
110,000 Waste Connections Inc 2.200 01/15/32 91,236
20,000 Waste Connections Inc 4.200 01/15/33 18,699
50,000 Waste Management Inc 4.650 03/15/30 49,571
10,000 Waste Management Inc 1.500 03/15/31 8,214

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
120,000 Waste Management Inc 4.150% 04/15/32 $ 113,821
90,000 Waste Management Inc 4.875 02/15/34 88,520
110,000 Western Midstream Operating LP 6.150 04/01/33 112,158
30,000 Western Union Co/The 6.200 11/17/36 30,134
60,000 Westinghouse Air Brake Technologies Corp 5.611 03/11/34 60,658
50,000 Westlake Corp 5.000 08/15/46 43,621
30,000 Westlake Corp 4.375 11/15/47 23,692
30,000 Weyerhaeuser Co 4.000 04/15/30 28,508
20,000 Weyerhaeuser Co 7.375 03/15/32 22,372
40,000 Weyerhaeuser Co 3.375 03/09/33 34,884
70,000 Whirlpool Corp 4.700 05/14/32 65,106
200,000 Williams Cos Inc/The 2.600 03/15/31 172,678
50,000 Williams Cos Inc/The 5.150 03/15/34 48,669
50,000 Williams Cos Inc/The 5.800 11/15/54 48,755
50,000 Williams Cos Inc/The 6.000 03/15/55 49,858
70,000 Workday Inc 3.700 04/01/29 66,758
90,000 WRKCo Inc 4.000 03/15/28 87,639
10,000 WRKCo Inc 3.000 06/15/33 8,447
50,000 WW Grainger Inc 4.450 09/15/34 47,423
10,000 WW Grainger Inc 4.600 06/15/45 8,907
50,000 Xilinx Inc 2.375 06/01/30 44,240
31,000 (a) Xylem Inc/NY 2.250 01/30/31 26,633
60,000 Zimmer Biomet Holdings Inc 2.600 11/24/31 51,492
76,000 Zoetis Inc 3.900 08/20/28 73,893
9,000 Zoetis Inc 2.000 05/15/30 7,792
20,000 Zoetis Inc 5.600 11/16/32 20,629
TOTAL INDUSTRIAL 56,819,371
UTILITY - 2.2%
$ 62,000 AEP Texas Inc 4.150 05/01/49 46,904
20,000 AEP Texas Inc 3.450 01/15/50 13,441
30,000 Algonquin Power & Utilities Corp 5.365 06/15/26 30,150
50,000 American Electric Power Co Inc 5 .750 11/01/27 51,247
80,000 American Electric Power Co Inc 5.200 01/15/29 80,451
120,000 American Water Capital Corp 2.800 05/01/30 107,907
110,000 American Water Capital Corp 2.300 06/01/31 93,342
20,000 American Water Capital Corp 3.750 09/01/47 14,908
20,000 American Water Capital Corp 4.200 09/01/48 15,953
50,000 American Water Capital Corp 5.450 03/01/54 47,358
160,000 Appalachian Power Co 4.400 05/15/44 130,376
10,000 Appalachian Power Co 3.700 05/01/50 6,905
20,000 Atlantic City Electric Co 2.300 03/15/31 17,111
40,000 Atmos Energy Corp 2.625 09/15/29 36,515
100,000 Atmos Energy Corp 5.900 11/15/33 104,439
30,000 Atmos Energy Corp 4.125 10/15/44 24,520
100,000 Atmos Energy Corp 2.850 02/15/52 61,014
10,000 Avista Corp 4.350 06/01/48 8,193
30,000 Avista Corp 4.000 04/01/52 22,505
120,000 Berkshire Hathaway Energy Co 3.700 07/15/30 113,174
40,000 Berkshire Hathaway Energy Co 5.150 11/15/43 37,750
170,000 Berkshire Hathaway Energy Co 3.800 07/15/48 126,415
110,000 Berkshire Hathaway Energy Co 4.600 05/01/53 90,861
50,000 Black Hills Corp 5.950 03/15/28 51,535
10,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 10,144
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 87,425
60,000 CenterPoint Energy Houston Electric LLC 5.150 03/01/34 59,242
10,000 CenterPoint Energy Houston Electric LLC 3.550 08/01/42 7,740
110,000 CenterPoint Energy Inc 1.450 06/01/26 105,435
10,000 CenterPoint Energy Inc 2.650 06/01/31 8,633
10,000 CenterPoint Energy Inc 7.000 02/15/55 10,200
100,000 CenterPoint Energy Resources Corp 4.100 09/01/47 78,500
120,000 Cleveland Electric Illuminating Co/The 5.950 12/15/36 121,752
121,000 Commonwealth Edison Co 6.450 01/15/38 130,619

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 110,000 Commonwealth Edison Co 2.750% 09/01/51 $ 65,470
120,000 Connecticut Light and Power Co/The 2.050 07/01/31 100,605
50,000 Consolidated Edison Co of New York Inc 2.400 06/15/31 43,050
10,000 Consolidated Edison Co of New York Inc 5.200 03/01/33 10,012
30,000 Consolidated Edison Co of New York Inc 5.375 05/15/34 30,339
124,000 Consolidated Edison Co of New York Inc 5.500 12/01/39 122,386
162,000 Consolidated Edison Co of New York Inc 4.650 12/01/48 137,904
30,000 Consolidated Edison Co of New York Inc 3.950 04/01/50 23,141
70,000 Consolidated Edison Co of New York Inc 4.300 12/01/56 54,595
20,000 Consolidated Edison Co of New York Inc 4.500 05/15/58 15,990
10,000 Consolidated Edison Co of New York Inc 3.700 11/15/59 6,877
41,000 Consolidated Edison Co of New York Inc 3.000 12/01/60 24,048
10,000 Consumers Energy Co 3.800 11/15/28 9,691
100,000 Consumers Energy Co 4.900 02/15/29 100,399
100,000 Consumers Energy Co 3.500 08/01/51 72,248
136,000 DTE Energy Co 2.950 03/01/30 122,567
10,000 Duke Energy Florida LLC 3.200 01/15/27 9,755
142,000 Duke Energy Florida LLC 2.400 12/15/31 120,478
10,000 Duke Energy Florida LLC 5.875 11/15/33 10,402
67,000 Duke Energy Florida LLC 6.350 09/15/37 71,435
170,000 Duke Energy Florida LLC 5.950 11/15/52 172,448
20,000 Duke Energy Indiana LLC 3.250 10/01/49 13,362
20,000 (a) Edison International 5.750 06/15/27 19,496
10,000 (a) Edison International 4.125 03/15/28 9,288
50,000 (a) Edison International 5.450 06/15/29 47,272
102,000 Emera US Finance LP 4.750 06/15/46 84,887
10,000 Entergy Texas Inc 3.550 09/30/49 7,016
110,000 Essential Utilities Inc 2.400 05/01/31 93,969
20,000 Essential Utilities Inc 5.375 01/15/34 19,826
20,000 Essential Utilities Inc 3.351 04/15/50 13,060
12,000 Eversource Energy 1.650 08/15/30 10,018
50,000 Eversource Energy 5.850 04/15/31 51,357
40,000 Eversource Energy 5.500 01/01/34 39,765
120,000 Exelon Corp 2.750 03/15/27 115,259
10,000 Exelon Corp 4.050 04/15/30 9,552
60,000 Exelon Corp 4.950 06/15/35 56,618
90,000 Exelon Corp 4.450 04/15/46 74,752
20,000 Exelon Corp 4.700 04/15/50 16,847
20,000 Exelon Corp 5.600 03/15/53 19,076
50,000 Idaho Power Co 5.800 04/01/54 50,106
48,000 Interstate Power and Light Co 3.600 04/01/29 45,642
70,000 IPALCO Enterprises Inc 4.250 05/01/30 66,414
50,000 MidAmerican Energy Co 5.750 11/01/35 52,190
40,000 MidAmerican Energy Co 3.150 04/15/50 26,752
70,000 National Grid PLC 5.418 01/11/34 69,613
10,000 National Rural Utilities Cooperative Finance Corp 5.600 11/13/26 10,171
40,000 National Rural Utilities Cooperative Finance Corp 5.000 02/07/31 40,242
100,000 National Rural Utilities Cooperative Finance Corp 2.750 04/15/32 85,612
100,000 National Rural Utilities Cooperative Finance Corp 5.000 08/15/34 97,380
10,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 9,885
70,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 56,424
10,000 NiSource Inc 3.490 05/15/27 9,732
10,000 NiSource Inc 2.950 09/01/29 9,184
161,000 NiSource Inc 3.600 05/01/30 150,778
30,000 NiSource Inc 1.700 02/15/31 24,731
50,000 NiSource Inc 5.350 04/01/34 49,652
30,000 NiSource Inc 4.800 02/15/44 26,459
50,000 NiSource Inc 4.375 05/15/47 40,813
50,000 NSTAR Electric Co 3.200 05/15/27 48,399
110,000 NSTAR Electric Co 3.950 04/01/30 105,219
62,000 NSTAR Electric Co 5.500 03/15/40 60,896
50,000 OGE Energy Corp 5.450 05/15/29 50,896

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 40,000 Oklahoma Gas and Electric Co 4.150% 04/01/47 $ 31,472
20,000 Oncor Electric Delivery Co LLC 2.750 05/15/30 18,037
77,000 Oncor Electric Delivery Co LLC 7.500 09/01/38 90,697
200,000 Oncor Electric Delivery Co LLC 4.950 09/15/52 177,269
50,000 ONE Gas Inc 5.100 04/01/29 50,507
30,000 ONE Gas Inc 4.250 09/01/32 28,346
40,000 ONE Gas Inc 4.500 11/01/48 33,210
90,000 PacifiCorp 2.700 09/15/30 79,121
50,000 PacifiCorp 5.450 02/15/34 49,492
10,000 PacifiCorp 5.250 06/15/35 9,840
10,000 PacifiCorp 6.000 01/15/39 10,172
20,000 PacifiCorp 3.300 03/15/51 12,897
110,000 PacifiCorp 5.800 01/15/55 105,366
40,000 PECO Energy Co 4.900 06/15/33 39,266
180,000 PECO Energy Co 4.600 05/15/52 153,803
76,000 Potomac Electric Power Co 6 .500 11/15/37 83,443
50,000 PPL Capital Funding Inc 3.100 05/15/26 48,964
50,000 PPL Capital Funding Inc 5.250 09/01/34 49,118
20,000 PPL Electric Utilities Corp 4.850 02/15/34 19,527
110,000 PPL Electric Utilities Corp 4.150 10/01/45 90,121
18,000 Public Service Co of Colorado 6.500 08/01/38 19,435
200,000 Public Service Co of Colorado 4.100 06/15/48 154,811
50,000 Public Service Co of New Hampshire 2.200 06/15/31 42,387
20,000 Public Service Co of Oklahoma 2.200 08/15/31 16,689
10,000 Public Service Electric and Gas Co 2.250 09/15/26 9,656
70,000 Public Service Electric and Gas Co 1.900 08/15/31 58,054
140,000 Public Service Electric and Gas Co 5.800 05/01/37 144,940
20,000 Public Service Electric and Gas Co 2.050 08/01/50 10,354
50,000 Public Service Electric and Gas Co 5.450 03/01/54 48,308
120,000 Puget Energy Inc 4.224 03/15/32 109,641
10,000 Puget Sound Energy Inc 5.330 06/15/34 9,944
30,000 Puget Sound Energy Inc 5.638 04/15/41 29,396
43,000 San Diego Gas & Electric Co 4.150 05/15/48 33,780
10,000 San Diego Gas & Electric Co 4 .100 06/15/49 7,768
30,000 Sempra 5.500 08/01/33 29,862
134,000 Sempra 6.000 10/15/39 134,708
40,000 Sempra 4.000 02/01/48 29,539
180,000 Southern California Edison Co 4.700 06/01/27 177,360
50,000 Southern California Edison Co 5.200 06/01/34 47,736
20,000 Southern California Edison Co 5.350 07/15/35 19,310
20,000 Southern California Edison Co 4.500 09/01/40 16,792
50,000 Southern California Edison Co 3.600 02/01/45 35,177
10,000 Southern California Edison Co 4.125 03/01/48 7,426
90,000 Southern California Edison Co 4.875 03/01/49 74,010
10,000 Southern California Edison Co 3.650 02/01/50 6,851
210,000 Southern California Edison Co 5.450 06/01/52 186,772
10,000 Southern California Gas Co 2.600 06/15/26 9,730
40,000 Southern California Gas Co 2.550 02/01/30 35,717
90,000 Southern California Gas Co 4.300 01/15/49 71,854
170,000 Southern California Gas Co 5.750 06/01/53 166,826
20,000 Southwest Gas Corp 5.800 12/01/27 20,476
10,000 Southwest Gas Corp 3.700 04/01/28 9,612
40,000 Southwest Gas Corp 2.200 06/15/30 34,496
20,000 Southwest Gas Corp 3.800 09/29/46 14,695
60,000 Southwestern Electric Power Co 1.650 03/15/26 57,963
300,000 Southwestern Electric Power Co 3.250 11/01/51 191,130
126,000 Southwestern Public Service Co 4.500 08/15/41 107,925
23,000 Southwestern Public Service Co 4.400 11/15/48 18,496
10,000 Southwestern Public Service Co 3.150 05/01/50 6,405
30,000 Spire Missouri Inc 4.800 02/15/33 29,409
10,000 Spire Missouri Inc 5 .150 08/15/34 9,936
50,000 Tampa Electric Co 5.000 07/15/52 44,399

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 40,000 Tucson Electric Power Co 3.250% 05/15/32 $ 35,213
50,000 Tucson Electric Power Co 3.250 05/01/51 32,600
30,000 Washington Gas Light Co 3.796 09/15/46 22,444
42,000 WEC Energy Group Inc 5.600 09/12/26 42,544
100,000 WEC Energy Group Inc 2.200 12/15/28 90,800
20,000 Wisconsin Power and Light Co 1.950 09/16/31 16,431
50,000 Wisconsin Power and Light Co 4 .950 04/01/33 48,661
68,000 Wisconsin Public Service Corp 3.671 12/01/42 52,779
TOTAL UTILITY 8,977,029
TOTAL CORPORATE DEBT
(Cost $106,357,119) 98,988,512
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.2%
GOVERNMENT AGENCY - 1.1%
20,000 Equinor ASA 3.000 04/06/27 19,442
10,000 Equinor ASA 3.625 09/10/28 9,675
157,000 Equinor ASA 3.125 04/06/30 145,166
30,000 Equinor ASA 5.100 08/17/40 29,097
20,000 Equinor ASA 4.250 11/23/41 17,233
62,000 Equinor ASA 3.950 05/15/43 51,050
30,000 Equinor ASA 3.250 11/18/49 20,502
30,000 Equinor ASA 3.700 04/06/50 22,226
180,000 Export Development Canada 4.375 06/29/26 180,007
35,000 Export Development Canada 3.875 02/14/28 34,541
170,000 Export Development Canada 4.125 02/13/29 168,257
15,000 Federal National Mortgage Association 2.125 04/24/26 14,637
310,000 Federal National Mortgage Association 1.875 09/24/26 298,931
10,000 Federal National Mortgage Association 7.250 05/15/30 11,341
429,000 Federal National Mortgage Association 5.625 07/15/37 459,843
30,000 (a) Industrial & Commercial Bank of China Ltd/New York NY 3.538 11/08/27 29,238
10,000 Israel Government AID Bond 5.500 09/18/33 10,495
99,000 Japan Bank for International Cooperation 2.500 05/28/25 98,352
90,000 Japan International Cooperation Agency 2.750 04/27/27 86,581
100,000 Japan International Cooperation Agency 4.000 05/23/28 98,283
40,000 Korea Development Bank/The 1.375 04/25/27 37,401
200,000 (c) Korea Development Bank/The 4.625 02/03/28 200,063
180,000 Korea Development Bank/The 4.375 02/15/28 178,682
200,000 Korea Development Bank/The 5.375 10/23/28 204,926
130,000 Kreditanstalt fuer Wiederaufbau 5.000 03/16/26 131,047
15,000 Kreditanstalt fuer Wiederaufbau 3.625 04/01/26 14,887
100,000 Kreditanstalt fuer Wiederaufbau 4.625 08/07/26 100,582
442,000 Kreditanstalt fuer Wiederaufbau 3.000 05/20/27 429,663
60,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 58,861
35,000 Kreditanstalt fuer Wiederaufbau 4.625 03/18/30 35,331
100,000 Kreditanstalt fuer Wiederaufbau 4.750 10/29/30 101,685
110,000 Kreditanstalt fuer Wiederaufbau 4.125 07/15/33 106,361
195,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 191,521
20,000 Landwirtschaftliche Rentenbank 0.875 03/30/26 19,214
110,000 Landwirtschaftliche Rentenbank 3.875 09/28/27 108,786
100,000 Landwirtschaftliche Rentenbank 4.625 04/17/29 100,905
100,000 Landwirtschaftliche Rentenbank 5.000 10/24/33 102,478
60,000 Oesterreichische Kontrollbank AG 4.750 05/21/27 60,512
90,000 Oesterreichische Kontrollbank AG 4.125 01/18/29 89,003
60,000 Oesterreichische Kontrollbank AG 3.750 09/05/29 58,298
100,000 Oesterreichische Kontrollbank AG 4.500 01/24/30 100,184
200,000 Svensk Exportkredit AB 3.750 09/13/27 196,931
TOTAL GOVERNMENT AGENCY 4,432,218

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS - 0.9%
$ 250,000 Province of Alberta Canada 1.000% 05/20/25 $ 247,464
160,000 Province of Alberta Canada 3.300 03/15/28 154,616
50,000 Province of Alberta Canada 4.500 06/26/29 49,869
40,000 Province of Alberta Canada 1.300 07/22/30 33,584
50,000 Province of Alberta Canada 4.500 01/24/34 48,417
150,000 Province of British Columbia Canada 2.250 06/02/26 145,853
110,000 Province of British Columbia Canada 0.900 07/20/26 104,566
100,000 Province of British Columbia Canada 4.700 01/24/28 100,662
85,000 Province of British Columbia Canada 4.200 07/06/33 80,993
100,000 Province of British Columbia Canada 4.750 06/12/34 98,526
100,000 Province of Manitoba Canada 1.500 10/25/28 89,976
100,000 Province of Manitoba Canada 4.300 07/27/33 95,789
80,000 Province of New Brunswick Canada 3.625 02/24/28 77,795
300,000 Province of Ontario Canada 2.500 04/27/26 293,194
260,000 Province of Ontario Canada 3.100 05/19/27 252,610
23,000 Province of Ontario Canada 1.050 05/21/27 21,323
150,000 Province of Ontario Canada 4.200 01/18/29 148,123
100,000 Province of Ontario Canada 3.700 09/17/29 96,436
100,000 Province of Ontario Canada 4.700 01/15/30 101,107
150,000 Province of Ontario Canada 1.800 10/14/31 124,860
100,000 Province of Ontario Canada 2.125 01/21/32 84,529
180,000 Province of Quebec Canada 1.500 02/11/25 179,881
120,000 Province of Quebec Canada 0.600 07/23/25 117,844
305,000 Province of Quebec Canada 2 .500 04/20/26 298,202
70,000 Province of Quebec Canada 2.750 04/12/27 67,572
140,000 Province of Quebec Canada 4.500 04/03/29 139,738
100,000 Province of Quebec Canada 4.500 09/08/33 97,384
50,000 Province of Quebec Canada 4.250 09/05/34 47,375
50,000 Province of Saskatchewan Canada 4.650 01/28/30 50,125
TOTAL MUNICIPAL BONDS 3,448,413
SOVEREIGN DEBT - 2.2%
15,000 African Development Bank 0.875 03/23/26 14,430
110,000 African Development Bank 0.875 07/22/26 104,654
100,000 African Development Bank 3.500 09/18/29 96,198
60,000 Asian Development Bank 2.000 04/24/26 58,352
100,000 Asian Development Bank 4.875 05/21/26 100,715
250,000 Asian Development Bank 1.500 01/20/27 237,021
25,000 (a) Asian Development Bank 4.375 01/14/28 25,040
120,000 Asian Development Bank 4.500 08/25/28 120,603
100,000 Asian Development Bank 4.375 03/06/29 99,948
100,000 Asian Development Bank 1.875 03/15/29 90,616
100,000 Asian Development Bank 3.625 08/28/29 96,828
110,000 Asian Development Bank 3.125 04/27/32 100,239
110,000 Asian Development Bank 4.125 01/12/34 106,153
210,000 Canada Government International Bond 3.750 04/26/28 206,769
30,000 Chile Government International Bond 3.240 02/06/28 28,502
160,000 Chile Government International Bond 2.450 01/31/31 137,504
90,000 Chile Government International Bond 4.950 01/05/36 85,497
260,000 (a) Chile Government International Bond 3.250 09/21/71 153,688
50,000 Council Of Europe Development Bank 0.875 09/22/26 47,330
100,000 Council Of Europe Development Bank 4.625 06/11/27 100,696
50,000 Council Of Europe Development Bank 4.500 01/15/30 50,172
100,000 European Bank for Reconstruction & Development 4.375 03/09/28 100,140
70,000 European Bank for Reconstruction & Development 4.250 03/13/34 67,915
100,000 European Investment Bank 0.750 10/26/26 94,181
312,000 European Investment Bank 1.375 03/15/27 293,866
100,000 European Investment Bank 4.500 10/16/28 100,498
225,000 European Investment Bank 4.000 02/15/29 221,876
100,000 European Investment Bank 4.750 06/15/29 101,393
30,000 European Investment Bank 3.750 11/15/29 29,158
25,000 (a) European Investment Bank 4.500 03/14/30 25,125
170,000 European Investment Bank 3.625 07/15/30 163,573

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 100,000 European Investment Bank 4.375% 10/10/31 $ 99,499
85,000 European Investment Bank 4.125 02/13/34 81,734
84,000 Hungary Government International Bond 7.625 03/29/41 94,091
190,000 Indonesia Government International Bond 4.550 01/11/28 188,650
70,000 Indonesia Government International Bond 4.850 01/11/33 67,850
200,000 Indonesia Government International Bond 5.600 01/15/35 202,102
280,000 Indonesia Government International Bond 5.650 01/11/53 276,263
100,000 Inter-American Development Bank 4.500 05/15/26 100,225
100,000 Inter-American Development Bank 1.500 01/13/27 94,849
90,000 Inter-American Development Bank 4.375 02/01/27 90,143
120,000 Inter-American Development Bank 4.000 01/12/28 118,946
110,000 Inter-American Development Bank 1.125 07/20/28 98,762
50,000 Inter-American Development Bank 4.500 02/15/30 50,204
240,000 Inter-American Development Bank 3.875 10/28/41 209,265
630,000 International Bank for Reconstruction & Development 2.500 11/22/27 600,146
100,000 International Bank for Reconstruction & Development 4.625 08/01/28 100,890
92,000 International Bank for Reconstruction & Development 4.000 07/25/30 90,072
95,000 International Bank for Reconstruction & Development 4.000 01/10/31 92,515
100,000 International Bank for Reconstruction & Development 4.500 04/10/31 99,909
100,000 International Bank for Reconstruction & Development 1.625 11/03/31 83,187
75,000 International Bank for Reconstruction & Development 4.625 01/15/32 75,311
112,000 International Bank for Reconstruction & Development 2.500 03/29/32 98,066
100,000 International Bank for Reconstruction & Development 4.750 11/14/33 100,931
45,000 International Bank for Reconstruction & Development 3.875 08/28/34 42,329
50,000 International Finance Corp 2.126 04/07/26 48,733
35,000 (a) International Finance Corp 4.375 01/15/27 35,046
30,000 International Finance Corp 4.500 01/21/28 30,155
180,000 (a) Israel Government International Bond 2.750 07/03/30 157,885
280,000 Israel Government International Bond 3 .875 07/03/50 200,901
30,000 Korea International Bond 2.750 01/19/27 29,058
30,000 Korea International Bond 2.500 06/19/29 27,566
120,000 Korea International Bond 1.000 09/16/30 98,918
70,000 Korea International Bond 1.750 10/15/31 58,500
40,000 Panama Government International Bond 3.160 01/23/30 34,058
80,000 (a) Panama Government International Bond 6.875 01/31/36 75,852
200,000 Panama Government International Bond 8.000 03/01/38 203,013
250,000 Panama Government International Bond 4.500 05/15/47 163,931
90,000 Panama Government International Bond 4.500 04/16/50 56,874
220,000 Peruvian Government International Bond 4.125 08/25/27 216,183
65,000 Peruvian Government International Bond 3.000 01/15/34 52,654
85,000 Peruvian Government International Bond 5.375 02/08/35 82,116
96,000 Peruvian Government International Bond 5.625 11/18/50 89,749
20,000 Peruvian Government International Bond 3.550 03/10/51 13,519
120,000 Republic of Italy Government International Bond 1.250 02/17/26 115,823
140,000 Republic of Italy Government International Bond 2.875 10/17/29 127,354
200,000 Republic of Poland Government International Bond 4.875 10/04/33 193,244
195,000 Republic of Poland Government International Bond 5.125 09/18/34 190,320
15,000 Uruguay Government International Bond 4.375 01/23/31 14,605
113,000 Uruguay Government International Bond 5.750 10/28/34 116,309
200,000 Uruguay Government International Bond 4.125 11/20/45 166,759
TOTAL SOVEREIGN DEBT 9,013,744
TOTAL GOVERNMENT RELATED
(Cost $17,872,708) 16,894,375
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 26.6%
150,000 American Express Credit Account Master Trust 5.230 09/15/28 151,954
49,663 AmeriCredit Automobile Receivables Trust 2021-2 1.010 01/19/27 48,799
50,000 BA Credit Card Trust 4.980 11/15/28 50,490
200,000 Bank 2019-BNK19 2.926 08/15/61 180,827
100,000 BANK 2021-BNK34 1.935 06/15/63 95,772

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 BANK 2021-BNK35 2.067% 06/15/64 $ 89,909
55,000 BANK 2024-BNK48 5.053 10/15/57 54,491
43,281 BANK5 2023-5YR4 6.500 12/15/56 45,318
50,000 BANK5 2024-5YR12 5.902 12/15/57 51,713
45,000 BANK5 2024-5YR9 5.614 08/15/57 45,945
50,000 BANK5 Trust 2024-5YR6 6.225 05/15/57 52,079
357,570 BBCMS Mortgage Trust 2020-C6 2.690 02/15/53 345,627
100,000 BBCMS Mortgage Trust 2023-C21 6.000 09/15/56 105,264
100,000 BBCMS Mortgage Trust 2023-C22 6.804 11/15/56 111,255
100,000 BBCMS Mortgage Trust 2024-C26 5.829 05/15/57 104,929
50,000 (c) BBCMS Trust 5.720 02/15/63 51,982
200,000 Benchmark 2021-B24 Mortgage Trust 2.264 03/15/54 173,321
100,000 Benchmark 2021-B27 Mortgage Trust 2.703 07/15/54 70,098
100,000 Benchmark 2021-B28 Mortgage Trust 2.073 08/15/54 87,884
40,000 Benchmark 2024-V10 Mortgage Trust 5.277 09/15/57 40,335
50,000 Benchmark 2024-V11 Mortgage Trust 5.909 11/15/57 51,749
35,000 Benchmark 2024-V12 Mortgage Trust 5.738 12/15/57 36,003
90,000 BMARK 2023-V4 6.841 11/15/56 95,100
50,000 BMO 2024-5C7 Mortgage Trust 5.566 11/15/57 51,017
35,000 BMO 2024-C10 Mortgage Trust 5.478 11/15/57 35,661
90,000 BMO 2024-C8 Mortgage Trust 5.598 03/15/57 92,703
100,000 BMO Mortgage Trust 7.118 08/15/56 105,572
100,000 Capital One Multi-Asset Execution Trust 3.490 05/15/27 99,707
50,000 Capital One Multi-Asset Execution Trust 3.920 09/15/29 49,298
30,000 Capital One Prime Auto Receivables Trust 2024-1 4.620 07/16/29 30,059
100,000 CarMax Auto Owner Trust 1.700 08/16/27 96,947
50,000 CarMax Auto Owner Trust 2024-4 4.640 04/15/30 49,957
32,342 (b) Carvana Auto Receivables Trust 2022-N1 4.130 12/11/28 31,989
50,000 Carvana Auto Receivables Trust 2024-P3 4.310 09/10/30 49,168
100,000 Citibank Credit Card Issuance Trust 5.230 12/08/27 100,633
180,000 Citigroup Commercial Mortgage Trust 2016-C1 3.209 05/10/49 176,142
100,000 CNH Equipment Trust 2023-B 5.600 02/15/29 101,709
50,000 CNH Equipment Trust 2024-C 4.120 03/15/32 49,169
50,000 Exeter Automobile Receivables Trust 2024-4 5.290 08/15/30 50,364
243,190 Fannie Mae FN MA4547 2.000 02/01/52 189,939
162,060 Fannie Mae Pool FN MA2941 3.500 03/01/32 157,313
51,817 Fannie Mae Pool FN MA3392 3.500 06/01/33 50,079
107,817 Fannie Mae Pool FN MA3490 4.000 10/01/33 105,606
42,025 Fannie Mae Pool FN MA3828 3.000 11/01/34 39,720
86,639 Fannie Mae Pool FN MA3865 3.000 12/01/34 81,781
101,005 Fannie Mae Pool FN MA3957 3.500 03/01/35 96,166
477,860 Fannie Mae Pool FN MA4074 2.000 07/01/35 428,164
740,520 Fannie Mae Pool FN MA4123 2.000 09/01/35 663,497
417,284 Fannie Mae Pool FN MA4180 2.500 11/01/35 380,335
323,762 Fannie Mae Pool FN MA4228 1.500 01/01/36 281,561
429,617 Fannie Mae Pool FN MA4278 1.500 03/01/36 373,601
481,563 Fannie Mae Pool FN MA4298 2.500 03/01/36 440,246
127,413 Fannie Mae Pool FN MA4302 1.500 04/01/36 110,799
54,645 Fannie Mae Pool FN MA4316 2.500 04/01/36 49,886
140,624 Fannie Mae Pool FN MA4330 2.500 05/01/36 128,293
263,994 Fannie Mae Pool FN MA4359 1.500 06/01/36 229,174
58,097 Fannie Mae Pool FN MA4361 2.500 06/01/36 53,036
521,662 Fannie Mae Pool FN MA4383 2.000 07/01/36 465,436
134,849 Fannie Mae Pool FN MA4402 1.500 08/01/36 117,008
245,319 Fannie Mae Pool FN MA4516 2.000 01/01/37 218,415
202,067 Fannie Mae Pool FN MA4535 1.500 02/01/37 174,731
971,031 Fannie Mae Pool FN MA4536 2.000 02/01/37 864,455
295,673 Fannie Mae Pool FN MA4566 1.500 03/01/37 255,790
192,384 Fannie Mae Pool FN MA4602 2.000 05/01/37 171,200
88,387 Fannie Mae Pool FN MA4604 3.000 05/01/37 82,479
264,573 Fannie Mae Pool FN MA4629 3.000 06/01/37 246,889
80,080 Fannie Mae Pool FN MA5042 4.500 06/01/38 78,460

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 98,728 Fannie Mae Pool FN MA3890 3.000% 01/01/40 $ 89,320
650,819 Fannie Mae Pool FN MA4268 2.000 02/01/41 543,842
109,729 Fannie Mae Pool FN MA4310 1.500 04/01/41 89,324
497,242 Fannie Mae Pool FN MA4334 2.500 05/01/41 423,910
75,586 Fannie Mae Pool FN MA4364 2.000 06/01/41 63,141
69,722 Fannie Mae Pool FN MA4366 2.500 06/01/41 59,463
217,122 Fannie Mae Pool FN MA4387 2.000 07/01/41 181,360
286,963 Fannie Mae Pool FN MA4423 2.500 09/01/41 245,521
710,547 Fannie Mae Pool FN MA3143 3.000 09/01/47 617,002
413,988 Fannie Mae Pool FN MA3120 3.500 09/01/47 371,705
45,778 Fannie Mae Pool FN MA3182 3.500 11/01/47 41,102
150,336 Fannie Mae Pool FN MA3358 4.500 05/01/48 143,576
2,076,172 Fannie Mae Pool FN FM5665 3.500 08/01/48 1,871,027
86,104 Fannie Mae Pool FN MA3536 4.000 12/01/48 79,740
149,027 Fannie Mae Pool FN MA3574 3.500 01/01/49 133,566
1,392,093 Fannie Mae Pool FN FM5488 4.000 05/01/49 1,290,850
506,704 Fannie Mae Pool FN MA3692 3.500 07/01/49 452,876
869,495 Fannie Mae Pool FN MA3774 3.000 09/01/49 751,842
587,185 Fannie Mae Pool FN MA3905 3.000 01/01/50 506,820
266,217 Fannie Mae Pool FN MA3991 3.000 04/01/50 228,491
350,874 Fannie Mae Pool FN MA4019 2.500 05/01/50 289,527
618,059 Fannie Mae Pool FN MA4077 2 .000 07/01/50 486,205
225,292 Fannie Mae Pool FN MA4078 2.500 07/01/50 185,566
332,710 Fannie Mae Pool FN MA4079 3.000 07/01/50 286,744
214,467 Fannie Mae Pool FN MA4097 3.000 08/01/50 184,837
335,156 Fannie Mae Pool FN MA4120 2.500 09/01/50 276,058
701,985 Fannie Mae Pool FN MA4158 2.000 10/01/50 551,790
1,877,267 Fannie Mae Pool FN MA4182 2.000 11/01/50 1,475,613
234,336 Fannie Mae Pool FN MA4183 2.500 11/01/50 192,619
1,459,220 Fannie Mae Pool FN MA4208 2.000 12/01/50 1,146,781
774,772 Fannie Mae Pool FN MA4254 1.500 02/01/51 573,525
834,472 Fannie Mae Pool FN MA4255 2.000 02/01/51 654,479
316,853 Fannie Mae Pool FN MA4304 1.500 04/01/51 234,852
2,127,912 Fannie Mae Pool FN MA4305 2.000 04/01/51 1,664,663
73,094 Fannie Mae Pool FN MA4337 4.000 04/01/51 67,406
1,384,542 Fannie Mae Pool FN MA4325 2.000 05/01/51 1,085,919
278,313 Fannie Mae Pool FN MA4327 3.000 05/01/51 239,243
1,644,561 Fannie Mae Pool FN MA4355 2.000 06/01/51 1,289,333
235,398 Fannie Mae Pool FN MA4356 2.500 06/01/51 193,518
549,091 Fannie Mae Pool FN MA4357 3.000 06/01/51 470,901
165,110 Fannie Mae Pool FN MA4377 1.500 07/01/51 122,124
237,557 Fannie Mae Pool FN MA4378 2.000 07/01/51 185,994
419,821 Fannie Mae Pool FN MA4397 1.500 08/01/51 311,041
1,235,788 Fannie Mae Pool FN MA4398 2 .000 08/01/51 968,463
1,489,982 Fannie Mae Pool FN MA4437 2.000 10/01/51 1,166,531
223,397 Fannie Mae Pool FN MA4438 2.500 10/01/51 182,801
293,503 Fannie Mae Pool FN MA4439 3.000 10/01/51 251,069
1,055,315 Fannie Mae Pool FN MA4465 2.000 11/01/51 825,549
235,716 Fannie Mae Pool FN MA4466 2.500 11/01/51 193,349
1,343,450 Fannie Mae Pool FN MA4511 2.000 12/01/51 1,048,866
1,496,252 Fannie Mae Pool FN MA4492 2.000 12/01/51 1,169,633
6,801,600 Fannie Mae Pool FN MA4493 2.500 12/01/51 5,569,440
771,085 Fannie Mae Pool FN MA4512 2.500 01/01/52 631,155
418,423 Fannie Mae Pool FN MA4513 3.000 01/01/52 358,569
1,271,857 Fannie Mae Pool FN MA4549 3.000 02/01/52 1,085,119
1,258,753 Fannie Mae Pool FN MA4562 2.000 03/01/52 982,016
2,795,288 Fannie Mae Pool FN MA4563 2.500 03/01/52 2,287,774
305,833 Fannie Mae Pool FN MA4564 3.000 03/01/52 260,805
761,545 Fannie Mae Pool FN MA4565 3.500 03/01/52 676,549
349,115 Fannie Mae Pool FN MA4577 2.000 04/01/52 272,367
2,038,977 Fannie Mae Pool FN MA4578 2.500 04/01/52 1,668,165
417,395 Fannie Mae Pool FN MA4579 3.000 04/01/52 355,688

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 460,311 Fannie Mae Pool FN MA4600 3.500% 05/01/52 $ 408,082
568,134 Fannie Mae Pool FN MA4644 4.000 05/01/52 520,627
256,334 Fannie Mae Pool FN MA4625 3.500 06/01/52 227,250
809,537 Fannie Mae Pool FN MA4684 4.500 06/01/52 763,075
342,659 Fannie Mae Pool FN MA4686 5.000 06/01/52 331,989
519,486 Fannie Mae Pool FN MA4653 3.000 07/01/52 442,428
507,859 Fannie Mae Pool FN MA4699 3.500 07/01/52 449,856
203,039 Fannie Mae Pool FN MA4654 3.500 07/01/52 180,001
299,410 Fannie Mae Pool FN MA4655 4.000 07/01/52 274,106
601,704 Fannie Mae Pool FN MA4700 4.000 07/01/52 551,237
669,429 Fannie Mae Pool FN MA4656 4.500 07/01/52 631,207
503,271 Fannie Mae Pool FN MA4701 4.500 07/01/52 474,554
321,637 Fannie Mae Pool FN MA4709 5.000 07/01/52 311,622
878,112 Fannie Mae Pool FN MA4737 5.000 08/01/52 850,769
865,054 Fannie Mae Pool FN MA4738 5 .500 08/01/52 858,174
299,628 Fannie Mae Pool FN MA4731 3.500 09/01/52 265,598
345,398 Fannie Mae Pool FN MA4732 4.000 09/01/52 316,428
542,062 Fannie Mae Pool FN MA4781 3.000 10/01/52 461,300
444,912 Fannie Mae Pool FN MA4782 3.500 10/01/52 394,382
553,544 Fannie Mae Pool FN MA4783 4.000 10/01/52 506,949
222,646 Fannie Mae Pool FN MA4804 4.000 11/01/52 203,894
522,293 Fannie Mae Pool FN MA4805 4.500 11/01/52 492,391
328,548 Fannie Mae Pool FN MA4807 5.500 11/01/52 326,688
538,771 Fannie Mae Pool FN MA4847 6.000 11/01/52 544,652
205,711 Fannie Mae Pool FN MA4852 6.500 11/01/52 211,660
415,863 Fannie Mae Pool FN MA4842 5 .500 12/01/52 412,341
825,388 Fannie Mae Pool FN MA4894 6.000 01/01/53 832,669
535,016 Fannie Mae Pool FN MA4895 6.500 01/01/53 549,083
405,936 Fannie Mae Pool FN MA5027 4.000 05/01/53 371,365
270,598 Fannie Mae Pool FN MA5008 4.500 05/01/53 254,958
363,297 Fannie Mae Pool FN MA5009 5.000 05/01/53 351,369
214,035 Fannie Mae Pool FN MA5012 6.500 05/01/53 219,961
304,129 Fannie Mae Pool FN MA5038 5.000 06/01/53 294,171
185,396 Fannie Mae Pool FN MA5071 5.000 07/01/53 179,269
768,997 Fannie Mae Pool FN MA5106 5.000 08/01/53 743,958
177,774 Fannie Mae Pool FN MA5108 6.000 08/01/53 179,416
1,237,225 Fannie Mae Pool FN MA5165 5 .500 10/01/53 1,223,514
82,442 Fannie Mae Pool FN MA5166 6.000 10/01/53 83,159
249,009 Fannie Mae Pool FN MA5190 5.500 11/01/53 246,323
160,512 Fannie Mae Pool FN MA5192 6.500 11/01/53 164,676
66,533 Fannie Mae Pool FN MA5193 7.000 11/01/53 69,677
750,221 Fannie Mae Pool FN MA5216 6.000 12/01/53 755,694
147,035 Fannie Mae Pool FN MA5217 6.500 12/01/53 150,849
185,271 Fannie Mae Pool FN MA5218 7.000 12/01/53 194,026
319,905 Fannie Mae Pool FN MA5263 4.000 01/01/54 292,661
167,247 Fannie Mae Pool FN MA5247 6.000 01/01/54 168,611
191,249 Fannie Mae Pool FN MA5271 5.500 02/01/54 188,943
143,807 Fannie Mae Pool FN MA5273 6.500 02/01/54 147,537
127,741 Fannie Mae Pool FN MA5295 6.000 03/01/54 128,762
65,832 Fannie Mae Pool FN MA5298 7.000 03/01/54 68,942
504,734 Fannie Mae Pool FN MA5326 4.500 04/01/54 475,178
197,971 Fannie Mae Pool FN MA5329 6.500 04/01/54 203,106
207,734 Fannie Mae Pool FN MA5342 7.000 04/01/54 217,550
376,751 Fannie Mae Pool FN MA5353 5.500 05/01/54 372,208
144,718 Fannie Mae Pool FN MA5388 5.500 06/01/54 142,973
98,497 Fannie Mae Pool FN MA5389 6.000 06/01/54 99,216
354,162 Fannie Mae Pool FN MA5390 6.500 06/01/54 363,348
639,450 Fannie Mae Pool FN MA5419 5.000 07/01/54 617,723
366,611 Fannie Mae Pool FN MA5421 6.000 07/01/54 369,286
480,677 Fannie Mae Pool FN MA5444 5.500 08/01/54 474,881
457,233 Fannie Mae Pool FN MA5445 6.000 08/01/54 460,569
437,512 Fannie Mae Pool FN MA5446 6.500 08/01/54 448,860

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,297,843 Fannie Mae Pool FN MA5471 6.000% 09/01/54 $ 1,307,311
189,259 Fannie Mae Pool FN MA5499 6.500 10/01/54 194,168
212,503 Fannie Mae Pool FN MA5529 4.500 11/01/54 200,058
514,476 Fannie Mae Pool FN MA5530 5.000 11/01/54 496,995
1,142,964 Fannie Mae Pool FN MA5553 5.500 12/01/54 1,129,184
179,201 Fannie Mae-Aces 3.032 03/25/28 171,795
245,100 Fannie Mae-Aces 3.355 07/25/28 236,471
50,000 Ford Credit Auto Lease Trust 2024-B 4.990 12/15/27 50,352
16,275 Ford Credit Auto Owner Trust 2022-A 1.290 06/15/26 16,178
50,000 Ford Credit Auto Owner Trust 2024-A 5.010 09/15/29 50,522
770,319 Freddie Mac Multifamily Structured Pass Through Certificates 2.862 05/25/26 755,712
95,389 Freddie Mac Multifamily Structured Pass Through Certificates 0.861 06/25/27 92,105
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1.760 03/25/28 57,141
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1.770 05/25/28 91,561
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 100,560
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.650 08/25/28 100,050
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.800 09/25/28 100,492
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.355 01/25/29 102,302
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.400 01/25/29 35,909
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.180 03/25/29 101,867
270,853 Freddie Mac Multifamily Structured Pass Through Certificates 2.701 04/25/29 260,534
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 49,884
91,443 Freddie Mac Multifamily Structured Pass Through Certificates 1.101 08/25/30 81,791
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.400 10/25/30 98,391
93,853 Freddie Mac Multifamily Structured Pass Through Certificates 1.353 11/25/30 84,814
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.203 02/25/31 51,166
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1.647 05/25/31 83,429
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.963 05/25/31 101,086
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.456 08/25/31 196,567
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.500 08/25/33 97,736
95,000 Freddie Mac Multifamily Structured Pass Through Certificates 5.150 12/25/33 96,893
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.489 09/25/34 48,540
97,260 Freddie Mac Multifamily Structured Pass Through Certificates 2.007 07/25/35 80,294
656,635 Freddie Mac Pool FR SD3574 3.000 11/01/48 570,138
95,718 Freddie Mac Pool FR SD8071 4.500 06/01/50 90,954
228,486 Freddie Mac Pool FR SD8161 2.500 08/01/51 187,425
237,651 Freddie Mac Pool FR SD8195 3.000 02/01/52 202,705
343,291 Freddie Mac Pool FR SD5345 2 .500 04/01/52 281,435
208,654 Freddie Mac Pool FR SD8428 4.000 05/01/54 190,884
399,142 Ginnie Mae II Pool G2 MA3663 3.500 05/20/46 361,700
50,649 Ginnie Mae II Pool G2 MA5264 4.000 06/20/48 47,239
58,044 Ginnie Mae II Pool G2 MA5398 4.000 08/20/48 54,101
360,069 Ginnie Mae II Pool G2 MA6038 3.000 07/20/49 316,199
167,699 Ginnie Mae II Pool G2 MA6283 3.000 11/20/49 146,830
204,223 Ginnie Mae II Pool G2 MA6284 3.500 11/20/49 183,825
657,463 Ginnie Mae II Pool G2 MA6338 3.000 12/20/49 575,645
194,236 Ginnie Mae II Pool G2 MA6340 4.000 12/20/49 180,896
204,219 Ginnie Mae II Pool G2 MA6410 3.500 01/20/50 184,149
126,505 Ginnie Mae II Pool G2 MA6542 3.500 03/20/50 114,066
65,584 Ginnie Mae II Pool G2 MA6600 3.500 04/20/50 59,158
66,873 Ginnie Mae II Pool G2 MA6820 3.000 08/20/50 58,464
656,065 Ginnie Mae II Pool G2 MA6864 2.000 09/20/50 525,697
584,806 Ginnie Mae II Pool G2 MA6865 2.500 09/20/50 490,594
70,562 Ginnie Mae II Pool G2 MA6931 2.500 10/20/50 59,145
235,146 Ginnie Mae II Pool G2 MA6995 2.500 11/20/50 197,259
417,847 Ginnie Mae II Pool G2 MA7051 2.000 12/20/50 335,201
200,872 Ginnie Mae II Pool G2 MA7054 3.500 12/20/50 180,998
389,402 Ginnie Mae II Pool G2 MA7136 2.500 01/20/51 325,955
442,916 Ginnie Mae II Pool G2 MA7312 2.500 04/20/51 370,587
490,314 Ginnie Mae II Pool G2 MA7367 2.500 05/20/51 410,650
321,192 Ginnie Mae II Pool G2 MA7419 3.000 06/20/51 279,944
709,063 Ginnie Mae II Pool G2 MA7472 2.500 07/20/51 593,271

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 720,269 Ginnie Mae II Pool G2 MA7533 2.000% 08/20/51 $ 577,234
217,386 Ginnie Mae II Pool G2 MA7534 2.500 08/20/51 181,887
232,872 Ginnie Mae II Pool G2 MA7589 2.500 09/20/51 194,843
213,128 Ginnie Mae II Pool G2 MA7650 3.000 10/20/51 185,646
711,111 Ginnie Mae II Pool G2 MA7704 2.000 11/20/51 569,888
229,113 Ginnie Mae II Pool G2 MA7705 2.500 11/20/51 191,698
353,424 Ginnie Mae II Pool G2 MA7767 2.500 12/20/51 295,709
489,330 Ginnie Mae II Pool G2 MA7826 2.000 01/20/52 392,079
157,982 Ginnie Mae II Pool G2 MA7827 2.500 01/20/52 132,183
1,315,269 Ginnie Mae II Pool G2 MA7882 3.000 02/20/52 1,145,603
193,983 Ginnie Mae II Pool G2 MA7883 3.500 02/20/52 173,653
1,390,313 Ginnie Mae II Pool G2 MA7935 2.000 03/20/52 1,113,989
203,317 Ginnie Mae II Pool G2 MA7936 2.500 03/20/52 170,115
394,352 Ginnie Mae II Pool G2 MA7937 3.000 03/20/52 343,482
730,811 Ginnie Mae II Pool G2 MA7938 3.500 03/20/52 654,221
185,456 Ginnie Mae II Pool G2 MA7939 4.000 03/20/52 170,843
520,151 Ginnie Mae II Pool G2 MA8042 2.500 05/20/52 435,209
193,157 Ginnie Mae II Pool G2 MA8044 3.500 05/20/52 173,385
408,768 Ginnie Mae II Pool G2 MA8046 4.500 05/20/52 387,499
705,984 Ginnie Mae II Pool G2 MA8100 4.000 06/20/52 650,786
206,529 Ginnie Mae II Pool G2 MA8101 4.500 06/20/52 195,751
398,047 Ginnie Mae II Pool G2 MA8102 5.000 06/20/52 387,802
416,346 Ginnie Mae II Pool G2 MA8151 4.500 07/20/52 394,619
170,000 Ginnie Mae II Pool G2 MA8200 4.000 08/20/52 156,604
167,864 Ginnie Mae II Pool G2 MA8201 4.500 08/20/52 159,078
163,951 Ginnie Mae II Pool G2 MA8202 5.000 08/20/52 159,836
170,178 Ginnie Mae II Pool G2 MA8266 3.500 09/20/52 152,343
188,811 Ginnie Mae II Pool G2 MA8267 4.000 09/20/52 174,050
154,455 Ginnie Mae II Pool G2 MA8349 5.500 10/20/52 153,971
168,945 Ginnie Mae II Pool G2 MA8428 5.000 11/20/52 164,661
133,748 Ginnie Mae II Pool G2 MA8430 6.000 11/20/52 135,734
245,412 Ginnie Mae II Pool G2 MA8487 3.500 12/20/52 219,692
388,799 Ginnie Mae II Pool G2 MA8491 5.500 12/20/52 386,939
131,834 Ginnie Mae II Pool G2 MA8492 6.000 12/20/52 133,826
334,732 Ginnie Mae II Pool G2 MA8571 6.000 01/20/53 339,964
155,842 Ginnie Mae II Pool G2 MA8572 6.500 01/20/53 159,306
293,739 Ginnie Mae II Pool G2 MA8801 5.500 04/20/53 292,518
180,085 Ginnie Mae II Pool G2 MA8876 4.000 05/20/53 165,894
111,297 Ginnie Mae II Pool G2 MA8881 6.500 05/20/53 113,572
208,644 Ginnie Mae II Pool G2 MA8946 4.500 06/20/53 197,507
93,057 Ginnie Mae II Pool G2 MA9015 4.500 07/20/53 88,070
256,636 Ginnie Mae II Pool G2 MA9106 5.500 08/20/53 255,359
252,599 Ginnie Mae II Pool G2 MA9170 5.000 09/20/53 245,798
169,386 Ginnie Mae II Pool G2 MA9171 5.500 09/20/53 168,509
74,363 Ginnie Mae II Pool G2 MA9172 6.000 09/20/53 75,316
52,114 Ginnie Mae II Pool G2 MA9244 7.000 10/20/53 53,622
202,481 Ginnie Mae II Pool G2 MA9303 4.500 11/20/53 191,569
286,632 Ginnie Mae II Pool G2 MA9361 5.000 12/20/53 278,856
293,636 Ginnie Mae II Pool G2 MA9422 5.000 01/20/54 285,685
216,981 Ginnie Mae II Pool G2 MA9424 6.000 01/20/54 219,579
96,185 Ginnie Mae II Pool G2 MA9425 6.500 01/20/54 98,135
197,009 Ginnie Mae II Pool G2 MA9490 6.500 02/20/54 201,002
214,499 Ginnie Mae II Pool G2 MA9671 7.000 05/20/54 220,199
210,771 Ginnie Mae II Pool G2 MA9722 4.000 06/20/54 194,161
98,232 Ginnie Mae II Pool G2 MA9725 5.500 06/20/54 97,615
244,360 Ginnie Mae II Pool G2 MA9726 6.000 06/20/54 246,679
246,635 Ginnie Mae II Pool G2 MA9779 5.500 07/20/54 245,085
297,240 Ginnie Mae II Pool G2 MA9849 4.500 08/20/54 281,219
296,123 Ginnie Mae II Pool G2 MA9852 6.000 08/20/54 298,932
198,338 Ginnie Mae II Pool G2 MA9905 5.000 09/20/54 192,875
687,818 Ginnie Mae II Pool G2 MA9906 5.500 09/20/54 683,498
197,767 Ginnie Mae II Pool G2 MA9907 6.000 09/20/54 199,644

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 402,422 Ginnie Mae II Pool G2 MA9964 5.000% 10/20/54 $ 391,339
385,828 Ginnie Mae II Pool G2 MA9967 6.500 10/20/54 393,482
11,330 GM Financial Consumer Automobile Receivables Trust 2022-1 1.260 11/16/26 11,243
50,000 GM Financial Consumer Automobile Receivables Trust 2024-2 5.100 03/16/29 50,440
200,000 GS Mortgage Securities Trust 2019-GC38 3.968 02/10/52 190,709
50,000 Harley-Davidson Motorcycle Trust 2024-B 4.310 07/16/29 49,827
40,000 Honda Auto Receivables 2024-2 Owner Trust 5.210 07/18/30 40,584
50,000 Honda Auto Receivables 2024-3 Owner Trust 4.570 03/21/29 50,078
100,000 Hyundai Auto Receivables Trust 2023-C 5.540 10/16/28 101,425
50,000 John Deere Owner Trust 0.740 05/15/28 49,727
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4.790 07/15/31 25,142
100,000 Morgan Stanley Capital I Trust 2021-L5 1.518 05/15/54 94,939
50,000 Nissan Auto Lease Trust 2025-A 4.750 03/15/28 50,161
100,000 Santander Drive Auto Receivables Trust 2024-2 5.630 11/15/28 100,892
100,000 Synchrony Card Funding LLC 5.540 07/15/29 101,429
75,510 Toyota Auto Receivables 2021-B Owner Trust 0.530 10/15/26 74,551
35,000 Toyota Auto Receivables 2024-D Owner Trust 4.430 04/15/30 34,779
90,000 Verizon Master Trust Series 2024-4 5.210 06/20/29 90,940
27,576 Wells Fargo Commercial Mortgage Trust 2016-C32 3.324 01/15/59 27,461
300,000 Wells Fargo Commercial Mortgage Trust 2019-C49 3.760 03/15/52 287,203
50,000 Wells Fargo Commercial Mortgage Trust 2024-5C2 5.439 11/15/57 50,745
50,000 WF Card Issuance Trust 4.290 10/15/29 49,780
2,447 World Omni Auto Receivables Trust 2021-B 0.420 06/15/26 2,443
50,000 World Omni Auto Receivables Trust 2024-C 4.430 12/17/29 49,920
TOTAL SECURITIZED
(Cost $118,818,056) 107,539,110
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 43.3%
3,500,000 United States Treasury Note/Bond 0.375 01/31/26 3,368,969
350,000 United States Treasury Note/Bond 4.250 01/31/26 349,959
500,000 United States Treasury Note/Bond 0.500 02/28/26 480,527
2,450,000 United States Treasury Note/Bond 4.625 02/28/26 2,459,149
1,900,000 United States Treasury Note/Bond 0.750 03/31/26 1,826,078
1,300,000 United States Treasury Note/Bond 4.500 03/31/26 1,303,656
3,200,000 United States Treasury Note/Bond 0.750 04/30/26 3,066,875
400,000 United States Treasury Note/Bond 4.875 04/30/26 403,031
700,000 United States Treasury Note/Bond 0.750 05/31/26 668,992
100,000 United States Treasury Note/Bond 4.875 05/31/26 100,812
1,700,000 United States Treasury Note/Bond 0.875 06/30/26 1,623,035
1,550,000 United States Treasury Note/Bond 4.625 06/30/26 1,558,477
1,100,000 United States Treasury Note/Bond 0.625 07/31/26 1,043,582
1,100,000 United States Treasury Note/Bond 4.375 07/31/26 1,102,449
1,450,000 United States Treasury Note/Bond 0.750 08/31/26 1,374,215
2,800,000 United States Treasury Note/Bond 3.750 08/31/26 2,780,312
2,600,000 United States Treasury Note/Bond 0.875 09/30/26 2,462,484
1,350,000 United States Treasury Note/Bond 3.500 09/30/26 1,334,813
900,000 United States Treasury Note/Bond 1.125 10/31/26 853,910
1,700,000 United States Treasury Note/Bond 4.125 10/31/26 1,697,410
1,600,000 United States Treasury Note/Bond 1.250 11/30/26 1,517,750
1,100,000 United States Treasury Note/Bond 1.250 12/31/26 1,040,961
1,850,000 United States Treasury Note/Bond 4.250 12/31/26 1,851,229
1,750,000 United States Treasury Note/Bond 1.875 02/28/27 1,669,336
500,000 United States Treasury Note/Bond 2.500 03/31/27 482,637
1,250,000 United States Treasury Note/Bond 2.750 04/30/27 1,211,328
200,000 United States Treasury Note/Bond 4.500 05/15/27 201,180
2,000,000 United States Treasury Note/Bond 2.625 05/31/27 1,930,000
900,000 United States Treasury Note/Bond 0.500 06/30/27 824,238
2,500,000 United States Treasury Note/Bond 3.250 06/30/27 2,446,191
1,000,000 United States Treasury Note/Bond 2.750 07/31/27 965,391
2,186,000 United States Treasury Note/Bond 2.250 08/15/27 2,083,617

Portfolio of Investments January 31, 2025
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 100,000 United States Treasury Note/Bond 4.125% 09/30/27 $ 99,770
1,600,000 United States Treasury Note/Bond 4.125 10/31/27 1,596,000
888,000 United States Treasury Note/Bond 2.250 11/15/27 842,143
300,000 United States Treasury Note/Bond 4.125 11/15/27 299,133
320,000 United States Treasury Note/Bond 0.625 11/30/27 289,537
1,600,000 United States Treasury Note/Bond 3.875 11/30/27 1,584,687
3,798,000 United States Treasury Note/Bond 3.875 12/31/27 3,761,504
1,500,000 United States Treasury Note/Bond 3.500 01/31/28 1,469,238
2,344,000 United States Treasury Note/Bond 2.750 02/15/28 2,244,472
1,200,000 United States Treasury Note/Bond 4.000 02/29/28 1,191,469
3,200,000 United States Treasury Note/Bond 3.625 03/31/28 3,141,250
2,000,000 United States Treasury Note/Bond 3.500 04/30/28 1,954,141
1,100,000 United States Treasury Note/Bond 3.625 05/31/28 1,078,172
1,900,000 United States Treasury Note/Bond 4.000 06/30/28 1,884,117
2,450,000 United States Treasury Note/Bond 4.125 07/31/28 2,438,229
3,700,000 United States Treasury Note/Bond 4.625 09/30/28 3,741,336
650,000 United States Treasury Note/Bond 1.375 10/31/28 585,000
2,000,000 United States Treasury Note/Bond 4.875 10/31/28 2,039,531
2,550,000 United States Treasury Note/Bond 4.375 11/30/28 2,556,375
4,750,000 United States Treasury Note/Bond 3.750 12/31/28 4,655,371
300,000 United States Treasury Note/Bond 1.750 01/31/29 272,086
2,850,000 United States Treasury Note/Bond 4.000 01/31/29 2,818,049
3,850,000 United States Treasury Note/Bond 4.250 02/28/29 3,840,676
2,650,000 United States Treasury Note/Bond 4.125 03/31/29 2,630,332
800,000 United States Treasury Note/Bond 4.625 04/30/29 809,344
1,470,000 United States Treasury Note/Bond 2.375 05/15/29 1,359,463
2,200,000 United States Treasury Note/Bond 4.500 05/31/29 2,215,297
3,650,000 United States Treasury Note/Bond 4.250 06/30/29 3,638,736
2,950,000 United States Treasury Note/Bond 4.000 07/31/29 2,911,281
514,000 United States Treasury Note/Bond 1.625 08/15/29 458,183
4,600,000 United States Treasury Note/Bond 3.625 08/31/29 4,467,391
3,600,000 United States Treasury Note/Bond 3.500 09/30/29 3,474,703
5,050,000 United States Treasury Note/Bond 4.125 10/31/29 5,005,221
1,800,000 United States Treasury Note/Bond 4.125 11/30/29 1,784,250
500,000 United States Treasury Note/Bond 3.875 12/31/29 489,687
750,000 United States Treasury Note/Bond 4.375 12/31/29 751,348
1,200,000 United States Treasury Note/Bond 4.250 01/31/30 1,195,688
100,000 United States Treasury Note/Bond 0.625 05/15/30 82,523
150,000 United States Treasury Note/Bond 4.000 01/31/31 146,795
750,000 United States Treasury Note/Bond 4.625 05/31/31 758,057
100,000 United States Treasury Note/Bond 4.125 10/31/31 98,160
700,000 United States Treasury Note/Bond 4.125 11/30/31 686,875
250,000 United States Treasury Note/Bond 4.500 12/31/31 250,820
1,000,000 United States Treasury Note/Bond 1.875 02/15/32 845,508
3,050,000 United States Treasury Note/Bond 2.875 05/15/32 2,751,434
1,150,000 United States Treasury Note/Bond 2.750 08/15/32 1,024,488
1,150,000 United States Treasury Note/Bond 4.125 11/15/32 1,124,619
700,000 United States Treasury Note/Bond 3.500 02/15/33 653,406
800,000 United States Treasury Note/Bond 3.375 05/15/33 737,875
1,300,000 United States Treasury Note/Bond 3.875 08/15/33 1,241,754
1,750,000 United States Treasury Note/Bond 4.500 11/15/33 1,747,607
1,650,000 United States Treasury Note/Bond 4.000 02/15/34 1,585,289
2,500,000 United States Treasury Note/Bond 4.375 05/15/34 2,469,531
750,000 United States Treasury Note/Bond 3.875 08/15/34 711,445
1,650,000 United States Treasury Note/Bond 4.250 11/15/34 1,611,586
200,000 United States Treasury Note/Bond 1.125 08/15/40 120,023
1,300,000 United States Treasury Note/Bond 1.875 02/15/41 875,926
500,000 United States Treasury Note/Bond 2.250 05/15/41 356,387
1,050,000 United States Treasury Note/Bond 1.750 08/15/41 683,730
198,000 United States Treasury Note/Bond 2.000 11/15/41 133,689
1,400,000 United States Treasury Note/Bond 2.375 02/15/42 1,001,273
3,900,000 United States Treasury Note/Bond 3.250 05/15/42 3,183,375

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 1,964,000 United States Treasury Note/Bond 2.750% 08/15/42 $ 1,480,749
500,000 United States Treasury Note/Bond 3.375 08/15/42 414,395
135,000 United States Treasury Note/Bond 2.750 11/15/42 101,266
498,000 United States Treasury Note/Bond 4.000 11/15/42 449,348
600,000 United States Treasury Note/Bond 3.875 05/15/43 529,852
950,000 United States Treasury Note/Bond 4.375 08/15/43 896,637
2,340,000 United States Treasury Note/Bond 4.750 11/15/43 2,316,874
1,350,000 United States Treasury Note/Bond 4.500 02/15/44 1,291,518
900,000 United States Treasury Note/Bond 4.625 05/15/44 874,547
850,000 United States Treasury Note/Bond 4.125 08/15/44 771,109
400,000 United States Treasury Note/Bond 4.625 11/15/44 388,312
4,221,000 United States Treasury Note/Bond 2.750 08/15/47 2,978,938
1,850,000 United States Treasury Note/Bond 1.250 05/15/50 878,316
700,000 United States Treasury Note/Bond 1.375 08/15/50 341,633
200,000 United States Treasury Note/Bond 1.625 11/15/50 104,406
3,800,000 United States Treasury Note/Bond 1.875 02/15/51 2,117,016
1,100,000 United States Treasury Note/Bond 2.375 05/15/51 692,184
160,000 United States Treasury Note/Bond 1.875 11/15/51 88,331
1,300,000 United States Treasury Note/Bond 2.250 02/15/52 788,582
1,350,000 United States Treasury Note/Bond 2.875 05/15/52 943,998
550,000 United States Treasury Note/Bond 3.000 08/15/52 394,625
949,000 United States Treasury Note/Bond 4.000 11/15/52 826,149
550,000 United States Treasury Note/Bond 3.625 02/15/53 447,283
1,210,000 United States Treasury Note/Bond 3.625 05/15/53 984,259
1,590,000 United States Treasury Note/Bond 4.125 08/15/53 1,416,094
1,200,000 United States Treasury Note/Bond 4.750 11/15/53 1,185,937
1,500,000 United States Treasury Note/Bond 4.250 02/15/54 1,366,172
875,000 United States Treasury Note/Bond 4.625 05/15/54 849,023
1,350,000 United States Treasury Note/Bond 4.375 08/15/54 1,230,820
1,450,000 United States Treasury Note/Bond 4.500 11/15/54 1,381,125
TOTAL U.S. TREASURY
(Cost $187,947,590) 175,067,476
TOTAL LONG-TERM INVESTMENTS
(Cost $430,995,473) 398,489,473
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,435,667 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.390 (e) $ 1,435,667
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,435,667) 1,435,667
TOTAL INVESTMENTS - 98.9%
(Cost $432,431,140 ) 399,925,140
OTHER ASSETS & LIABILITIES, NET - 1.1% 4,550,291
NET ASSETS - 100% $ 404,475,431
S&P Standard & Poor's
TSFR3M CME Term Secured Ov ernight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,374,759.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $655,585 or 0.2% of Total Investments.
(c) When-issued or delayed delivery security.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
NPFI
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
32168708 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 53.7% 32168708
AUTOMOBILES & COMPONENTS - 2.2%
$ 1,048,000 (a) General Motors Financial Co Inc 5.750 % N/A $ 1,020,372
329,000 (a) General Motors Financial Co Inc 5.700 N/A 320,187
TOTAL AUTOMOBILES & COMPONENTS 1,340,559
BANKS - 22.9%
600,000 (a) Bank of America Corp 5.875 N/A 601,699
118,000 (a) Bank of America Corp 6.100 N/A 117,847
41,000 (a) Bank of America Corp 4.375 N/A 39,780
350,000 (a) Bank of America Corp 6.300 N/A 354,214
100,000 (a) Bank of America Corp 6.125 N/A 101,113
200,000 Bank of Montreal 7.700 05/26/84 207,038
200,000 Bank of Nova Scotia/The 8.000 01/27/84 208,598
600,000 (a) Citigroup Inc 7.000 N/A 625,204
465,000 (a) Citigroup Inc 7.125 N/A 477,172
135,000 (a) Citigroup Inc 4.150 N/A 131,122
151,000 (a) Citigroup Inc 6.250 N/A 152,520
137,000 (a) Citigroup Inc 5.950 N/A 136,893
446,000 (a) Citigroup Inc 7.625 N/A 467,209
559,000 (a) Citigroup Inc 7.375 N/A 580,159
250,000 (a) CoBank ACB 7.250 N/A 255,134
435,000 (a) Huntington Bancshares Inc/OH 5.625 N/A 426,065
868,000 (a) JPMorgan Chase & Co 6.875 N/A 906,077
809,000 (a) JPMorgan Chase & Co 3.650 N/A 788,378
300,000 (a) JPMorgan Chase & Co 6.500 N/A 303,327
287,000 (a) KeyCorp 5.000 N/A 280,145
222,000 (a) M&T Bank Corp 5.125 N/A 219,917
17,000 (a) M&T Bank Corp 3.500 N/A 16,021
180,000 (a) PNC Financial Services Group Inc/The 3.400 N/A 170,913
695,000 (a) PNC Financial Services Group Inc/The 6.200 N/A 701,008
286,000 (a) PNC Financial Services Group Inc/The 6.000 N/A 286,228
30,000 (a) PNC Financial Services Group Inc/The 5.000 N/A 29,775
610,000 (a) PNC Financial Services Group Inc/The 6.250 N/A 612,714
400,000 Toronto-Dominion Bank/The 8.125 10/31/82 417,946
460,000 (a) Truist Financial Corp 5.100 N/A 442,290
828,000 (a) Truist Financial Corp 6.669 N/A 823,752
176,000 (a) US Bancorp 5.300 N/A 174,519
800,000 (a) Wells Fargo & Co 6.850 N/A 821,475
824,000 (a) Wells Fargo & Co 7.625 N/A 876,526
758,000 (a) Wells Fargo & Co 3.900 N/A 744,742
202,000 (a) Wells Fargo & Co 5.875 N/A 201,420
TOTAL BANKS 13,698,940
CAPITAL GOODS - 0.5%
48,000 (a) Air Lease Corp 4.650 N/A 46,838
260,000 (a) Air Lease Corp 6.000 N/A 254,414
TOTAL CAPITAL GOODS 301,252
ENERGY - 4.3%
180,000 (a) Energy Transfer LP 6.625 N/A 176,971
247,000 (a) Energy Transfer LP 7.125 N/A 250,495
400,000 Energy Transfer LP 8.000 05/15/54 422,162
109,000 (a) Energy Transfer LP 6.500 N/A 108,942
470,000 (b) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 484,189
250,000 Transcanada Trust 5.300 03/15/77 243,724
350,000 Transcanada Trust 5.500 09/15/79 335,363
294,000 Transcanada Trust 5.875 08/15/76 289,707
300,000 Transcanada Trust 5.600 03/07/82 285,012
TOTAL ENERGY 2,596,565
FINANCIAL SERVICES - 9.3%
1,315,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,348,058
222,000 (a) Ally Financial Inc 4.700 N/A 201,699
176,000 (a) American Express Co 3.550 N/A 169,680

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 211,000 (a) Bank of New York Mellon Corp/The 4.700 % N/A $ 210,042
150,000 (a) Capital One Financial Corp 3.950 N/A 144,686
488,000 (a) Charles Schwab Corp/The 5.375 N/A 485,936
804,000 (a) Charles Schwab Corp/The 4.000 N/A 784,612
85,000 (a) Discover Financial Services 5.500 N/A 82,839
600,000 (a) Goldman Sachs Group Inc/The 6.850 N/A 605,484
282,000 (a) Goldman Sachs Group Inc/The 5.300 N/A 280,913
179,000 (a) Goldman Sachs Group Inc/The 7.500 N/A 188,840
250,000 (a) Goldman Sachs Group Inc/The 7.500 N/A 261,769
500,000 (a) Goldman Sachs Group Inc/The 6.125 N/A 488,380
177,000 (a) State Street Corp 6.700 N/A 180,469
150,000 (a) Voya Financial Inc 7.758 N/A 158,609
TOTAL FINANCIAL SERVICES 5,592,016
FOOD, BEVERAGE & TOBACCO - 0.6%
450,000 (a),(b) Land O' Lakes Inc 7.250 N/A 374,857
TOTAL FOOD, BEVERAGE & TOBACCO 374,857
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
200,000 CVS Health Corp 6.750 12/10/54 197,738
TOTAL HEALTH CARE EQUIPMENT & SERVICES 197,738
INSURANCE - 4.3%
69,000 American International Group Inc 5.750 04/01/48 68,400
134,000 AXIS Specialty Finance LLC 4.900 01/15/40 125,162
1,000,000 Corebridge Financial Inc 6.375 09/15/54 988,755
266,000 Enstar Finance LLC 5.500 01/15/42 256,420
46,000 (a) MetLife Inc 3.850 N/A 45,561
23,000 (a) MetLife Inc 5.875 N/A 22,937
104,000 (b) MetLife Inc 9.250 04/08/38 122,548
84,000 PartnerRe Finance B LLC 4.500 10/01/50 77,481
174,000 Prudential Financial Inc 5.375 05/15/45 173,706
107,000 Prudential Financial Inc 3.700 10/01/50 95,352
125,000 Prudential Financial Inc 5.125 03/01/52 117,851
225,000 Prudential Financial Inc 6.500 03/15/54 228,616
250,000 (a),(b) SBL Holdings Inc 6.500 N/A 231,760
TOTAL INSURANCE 2,554,549
MEDIA & ENTERTAINMENT - 0.5%
250,000 (a),(b) Farm Credit Bank of Texas 7.750 N/A 259,075
38,000 Paramount Global 6.375 03/30/62 37,042
TOTAL MEDIA & ENTERTAINMENT 296,117
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
600,000 (b) EUSHI Finance Inc 7.625 12/15/54 625,628
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 625,628
TELECOMMUNICATION SERVICES - 0.4%
73,000 Vodafone Group PLC 7.000 04/04/79 75,967
170,000 Vodafone Group PLC 4.125 06/04/81 152,694
TOTAL TELECOMMUNICATION SERVICES 228,661
UTILITIES - 7.3%
235,000 AES Corp/The 7.600 01/15/55 239,244
400,000 (b) AltaGas Ltd 7.200 10/15/54 401,921
86,000 American Electric Power Co Inc 3.875 02/15/62 81,602
302,000 Dominion Energy Inc 7.000 06/01/54 319,427
180,000 Duke Energy Corp 6.450 09/01/54 180,553
50,000 (a) Edison International 5.000 N/A 44,851
329,000 (a) Edison International 5.375 N/A 302,995
358,000 Emera Inc 6.750 06/15/76 361,303
335,000 Entergy Corp 7.125 12/01/54 341,531
400,000 EUSHI Finance Inc 7.625 12/15/54 417,085
959,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 981,008
400,000 PG&E Corp 7.375 03/15/55 388,640
84,000 Sempra 4.125 04/01/52 79,619
102,000 Southern Co/The 4.000 01/15/51 100,457
100,000 (a),(b) Vistra Corp 8.000 N/A 102,527

Portfolio of Investments January 31, 2025
(continued)
NPFI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 19,000 (a),(b) Vistra Corp 7.000 % N/A $ 19,063
TOTAL UTILITIES 4,361,826
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $32,055,923) 32,168,708
PRINCIPAL DESCRIPTION(c) RATE MATURITY VALUE
23073477 CONTINGENT CAPITAL SECURITIES - 38.6% 23073477
BANKS - 32.3%
200,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 192,411
400,000 (a) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 399,984
656,000 (a) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 715,441
600,000 (a) Banco Santander SA 4.750 N/A 574,623
600,000 (a) Banco Santander SA 8.000 N/A 627,682
600,000 (a) Banco Santander SA 9.625 N/A 690,368
602,000 (a) Barclays PLC 8.000 N/A 627,355
800,000 (a) Barclays PLC 6.125 N/A 801,888
800,000 (a) Barclays PLC 9.625 N/A 890,646
483,000 (a),(b) BNP Paribas SA 9.250 N/A 517,206
600,000 (a),(b) BNP Paribas SA 7.750 N/A 620,579
891,000 (a),(b) BNP Paribas SA 8.500 N/A 936,696
450,000 (a),(b) BNP Paribas SA 8.000 N/A 471,065
723,000 (a),(b) Credit Agricole SA 6.700 N/A 697,087
657,000 (a),(b) Credit Agricole SA 8.125 N/A 671,782
400,000 (a) HSBC Holdings PLC 6.500 N/A 399,256
718,000 (a) HSBC Holdings PLC 8.000 N/A 755,647
222,000 (a) HSBC Holdings PLC 6.000 N/A 220,703
500,000 (a) HSBC Holdings PLC 6.950 N/A 500,839
200,000 (a) HSBC Holdings PLC 6.375 N/A 199,916
600,000 (a) HSBC Holdings PLC 6.875 N/A 602,505
600,000 (a) ING Groep NV 5.750 N/A 597,451
988,000 (a) ING Groep NV 7.500 N/A 1,014,603
200,000 (a),(b) Intesa Sanpaolo SpA 7.700 N/A 199,738
800,000 (a) Lloyds Banking Group PLC 8.000 N/A 838,530
200,000 (a) Lloyds Banking Group PLC 6.750 N/A 192,512
306,000 (a) Lloyds Banking Group PLC 7.500 N/A 309,015
297,000 (a) NatWest Group PLC 6.000 N/A 296,628
200,000 (a) NatWest Group PLC 4.600 N/A 172,396
771,000 (a) NatWest Group PLC 8.125 N/A 819,473
400,000 (a) NatWest Group PLC 8.000 N/A 404,678
400,000 (a),(b) Nordea Bank Abp 6.300 N/A 384,798
377,000 (a),(b) Societe Generale SA 9.375 N/A 395,870
800,000 (a),(b) Societe Generale SA 10.000 N/A 871,314
400,000 (a),(b) Societe Generale SA 8.500 N/A 406,662
300,000 (a),(b) Standard Chartered PLC 6.000 N/A 300,508
TOTAL BANKS 19,317,855
FINANCIAL SERVICES - 5.9%
200,000 (a) Deutsche Bank AG 4.789 N/A 198,254
200,000 (a) Deutsche Bank AG 7.500 N/A 200,565
600,000 (a) Deutsche Bank AG 6.000 N/A 595,816
300,000 (a),(b) UBS Group AG 9.250 N/A 327,122
1,043,000 (a),(b) UBS Group AG 9.250 N/A 1,204,678
400,000 (a),(b) UBS Group AG 7.750 N/A 419,205
600,000 (a) UBS Group AG 6.875 N/A 603,750
TOTAL FINANCIAL SERVICES 3,549,390
INSURANCE - 0.4%
200,000 (a) Phoenix Group Holdings PLC 8.500 N/A 206,232
TOTAL INSURANCE 206,232
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $22,910,754) 23,073,477

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3540042 CORPORATE BONDS - 5.9% 3540042
ENERGY - 3.6%
$ 548,000 Enbridge Inc 5.750% 07/15/80 $ 533,515
315,000 Enbridge Inc 6.000 01/15/77 312,687
239,000 Enbridge Inc 7.625 01/15/83 250,486
955,000 Enbridge Inc 8.500 01/15/84 1,057,518
TOTAL ENERGY 2,154,206
INSURANCE - 2.3%
1,362,000 Assurant Inc 7.000 03/27/48 1,385,836
TOTAL INSURANCE 1,385,836
TOTAL CORPORATE BONDS
(Cost $3,537,652) 3,540,042
TOTAL LONG-TERM INVESTMENTS
(Cost $58,504,329) 58,782,227
OTHER ASSETS & LIABILITIES, NET - 1.8% 1,078,946
NET ASSETS - 100% $ 59,861,173
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $11,045,878 or 18.8% of Total Investments.
(c) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

Portfolio of Investments January 31, 2025
NSCR
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 9.4%
797 Alphabet Inc, Class A $ 162,604
655 Alphabet Inc, Class C 134,668
398 Meta Platforms Inc 274,294
TOTAL COMMUNICATION SERVICES 571,566
CONSUMER DISCRETIONARY - 13.0%
1,315 (a) Amazon.com Inc 312,549
420 DR Horton Inc 59,598
1,804 General Motors Co 89,226
433 Home Depot Inc/The 178,387
645 PulteGroup Inc 73,388
199 (a) Tesla Inc 80,516
TOTAL CONSUMER DISCRETIONARY 793,664
CONSUMER STAPLES - 1.8%
114 Costco Wholesale Corp 111,706
TOTAL CONSUMER STAPLES 111,706
ENERGY - 4.0%
636 Chevron Corp 94,885
522 EOG Resources Inc 65,662
602 Valero Energy Corp 80,066
TOTAL ENERGY 240,613
FINANCIALS - 22.1%
373 Allstate Corp/The 71,739
353 American Express Co 112,060
220 Ameriprise Financial Inc 119,539
209 Aon PLC, Class A 77,502
414 Apollo Global Management Inc 70,786
1,100 Arch Capital Group Ltd 102,377
2,326 Bank of New York Mellon Corp/The 199,873
356 Blackstone Inc 63,051
1,484 Citigroup Inc 120,842
424 (a) Fiserv Inc 91,601
409 KKR & Co Inc 68,332
212 Mastercard Inc, Class A 117,751
384 Visa Inc, Class A 131,251
TOTAL FINANCIALS 1,346,704
HEALTH CARE - 10.4%
1,589 (a) Boston Scientific Corp 162,650
247 Cigna Group/The 72,670
142 Elevance Health Inc 56,189
118 Eli Lilly & Co 95,707
1,347 Merck & Co Inc 133,111
210 UnitedHealth Group Inc 113,923
TOTAL HEALTH CARE 634,250
INDUSTRIALS - 6.1%
294 (a) Builders FirstSource Inc 49,181
471 Dover Corp 95,933
486 Honeywell International Inc 108,728
151 United Rentals Inc 114,467
TOTAL INDUSTRIALS 368,309
INFORMATION TECHNOLOGY - 26.6%
1,608 Apple Inc 379,488
982 (a) Arista Networks Inc 113,156
408 Dell Technologies Inc, Class C 42,269
1,783 Gen Digital Inc 47,981
356 (a) GoDaddy Inc, Class A 75,703
1,005 Microsoft Corp 417,135
2,406 NVIDIA Corp 288,888

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
542 Oracle Corp $ 92,173
236 Salesforce Inc 80,641
77 (a) ServiceNow Inc 78,415
TOTAL INFORMATION TECHNOLOGY 1,615,849
MATERIALS - 1.3%
176 (a) Linde PLC 78,517
TOTAL MATERIALS 78,517
REAL ESTATE - 1.2%
416 Simon Property Group Inc 72,326
TOTAL REAL ESTATE 72,326
UTILITIES - 3.6%
699 American Electric Power Co Inc 68,753
2,123 NextEra Energy Inc 151,922
TOTAL UTILITIES 220,675
TOTAL COMMON STOCKS
(Cost $5,294,152) 6,054,179
TOTAL LONG-TERM INVESTMENTS
(Cost $5,294,152) 6,054,179
OTHER ASSETS & LIABILITIES, NET - 0.5% 31,714
NET ASSETS - 100% $ 6,085,893
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments January 31, 2025
NUSB
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 56.4%
CORPORATE DEBT - 42.4%
FINANCIALS - 24.5%
$ 750,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .450% 10/01/25 $ 749,030
1,000,000 Air Lease Corp 2 .875 01/15/26 982,969
1,520,000 (a) American Express Co ( SOFR + 0 .750% ) 5 .122 04/23/27 1,523,573
2,240,000 Bank of America Corp 3 .384 04/02/26 2,234,979
1,410,000 (a) Bank of Montreal ( SOFR Compounded Index + 0 .880% ) 5 .743 09/10/27 1,414,536
1,555,000 Bank of New York Mellon Corp/The 4 .947 04/26/27 1,562,526
2,085,000 Charles Schwab Corp/The 0 .900 03/11/26 2,003,278
1,275,000 (a) Citibank NA ( SOFR Compounded Index + 0 .590% ) 4 .963 04/30/26 1,277,490
875,000 Citigroup Inc 5 .610 09/29/26 879,480
500,000 (a) Cooperatieve Rabobank UA/NY ( SOFR + 0 .310% ) 4 .640 03/04/25 500,098
750,000 (a),(b) Corebridge Global Funding ( SOFR + 0 .750% ) 5 .118 01/07/28 750,226
1,320,000 Goldman Sachs Group Inc/The 5 .798 08/10/26 1,326,650
1,668,000 JPMorgan Chase & Co 6 .070 10/22/27 1,706,036
1,000,000 (a) Marsh & McLennan Cos Inc ( SOFR Compounded Index +
0 .700% )
5 .189 11/08/27 1,007,637
1,285,000 (a),(b) Massachusetts Mutual Life Insurance Co ( SOFR + 0 .740% ) 5 .102 04/09/27 1,289,844
1,720,000 Morgan Stanley 2 .188 04/28/26 1,709,385
1,320,000 Morgan Stanley 5 .050 01/28/27 1,323,984
995,000 (a),(b) New York Life Global Funding ( SOFR + 0 .670% ) 5 .034 04/02/27 998,403
1,400,000 Prologis LP 3 .250 06/30/26 1,375,533
2,055,000 (a) Royal Bank of Canada ( SOFR Compounded Index + 1 .080% ) 5 .448 07/20/26 2,072,308
1,400,000 Simon Property Group LP 3 .300 01/15/26 1,383,174
1,535,000 State Street Corp 5 .104 05/18/26 1,537,280
1,000,000 (a) State Street Corp ( SOFR + 0 .640% ) 5 .017 10/22/27 1,002,804
1,000,000 (a) Sumitomo Mitsui Trust Bank Ltd/ New York ( SOFR + 0 .220% ) 4 .580 02/07/25 1,000,024
1,000,000 (a) Toronto-Dominion Bank/The ( SOFR + 0 .620% ) 5 .010 12/17/26 1,002,305
750,000 UBS AG/Stamford CT 4 .864 01/10/28 752,439
1,275,000 (a) UnitedHealth Group Inc ( SOFR + 0 .500% ) 4 .865 07/15/26 1,279,959
1,000,000 Wells Fargo & Co 2 .188 04/30/26 993,643
1,520,000 Wells Fargo Bank NA 4 .811 01/15/26 1,525,272
TOTAL FINANCIALS 37,164,865
INDUSTRIAL - 11.0%
810,000 (a) American Honda Finance Corp ( SOFR Compounded Index +
0 .720% )
5 .088 10/05/26 812,049
1,725,000 AT&T Inc 2 .950 07/15/26 1,685,780
395,000 (a),(b) BMW US Capital LLC ( SOFR Compounded Index + 0 .550% ) 4 .914 04/02/26 395,637
1,410,000 (a) Caterpillar Financial Services Corp ( SOFR + 0 .690% ) 5 .065 10/16/26 1,417,961
720,000 (a) Caterpillar Financial Services Corp ( SOFR + 0 .520% ) 4 .987 05/14/27 721,739
180,000 Cigna Group/The 5 .685 03/15/26 180,020
1,275,000 CVS Health Corp 5 .000 02/20/26 1,277,251
645,000 (a) Home Depot Inc/The ( SOFR + 0 .330% ) 4 .703 12/24/25 646,081
1,320,000 Intel Corp 4 .875 02/10/26 1,321,466
1,535,000 Lowe's Cos Inc 4 .400 09/08/25 1,533,510
1,410,000 Magna International Inc 4 .150 10/01/25 1,406,263
1,400,000 Republic Services Inc 2 .900 07/01/26 1,370,471
1,065,000 (a) Toyota Motor Credit Corp ( SOFR + 0 .450% ) 4 .915 05/15/26 1,067,018
1,290,000 (a) Toyota Motor Credit Corp ( SOFR + 0 .770% ) 5 .264 08/07/26 1,296,779
1,525,000 Trane Technologies Financing Ltd 3 .500 03/21/26 1,508,140
TOTAL INDUSTRIAL 16,640,165
UTILITY - 6.9%
2,060,000 Entergy Corp 0 .900 09/15/25 2,012,727
1,725,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 1,722,627
1,275,000 (a) National Rural Utilities Cooperative Finance Corp ( SOFR +
0 .820% )
5 .213 09/16/27 1,282,920
1,320,000 NextEra Energy Capital Holdings Inc 4 .950 01/29/26 1,324,585
2,060,000 Public Service Enterprise Group Inc 0 .800 08/15/25 2,018,057

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 2,060,000 WEC Energy Group Inc 4 .750% 01/09/26 $ 2,062,353
TOTAL UTILITY 10,423,269
TOTAL CORPORATE DEBT
(Cost $64,231,207) 64,228,299
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.1%
GOVERNMENT AGENCY - 0.1%
75,000 Federal Farm Credit Banks Funding Corp 1 .170 06/23/25 74,062
50,000 Federal Home Loan Banks 0 .700 08/26/25 49,014
75,000 Federal Home Loan Banks 1 .375 09/30/25 73,611
25,000 Federal Home Loan Banks 1 .250 12/15/25 24,365
TOTAL GOVERNMENT AGENCY 221,052
TOTAL GOVERNMENT RELATED
(Cost $219,833) 221,052
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 13.9%
100,000 American Express Credit Account Master Trust 3 .390 05/17/27 99,681
250,000 BA Credit Card Trust 3 .530 11/15/27 249,098
195,114 BANK 2017-BNK6 3 .289 07/15/60 192,787
570,969 Bank of America Merrill Lynch Commercial Mortgage Trust
2016-UBS10
2 .903 07/15/49 561,169
539,817 Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3
3 .366 02/15/50 533,547
285,770 Benchmark 2021-B30 Mortgage Trust 1 .190 11/15/54 276,900
750,000 (a) BMW Vehicle Lease Trust ( SOFR30A + 0 .420% ) 5 .154 01/25/27 750,856
100,000 Capital One Multi-Asset Execution Trust 2 .800 03/15/27 99,800
355,480 Carmax Auto Owner Trust 2022-4 5 .340 08/16/27 357,150
117,958 (a) CarMax Auto Owner Trust 2024-2 ( SOFR30A + 0 .580% ) 4 .976 05/17/27 118,125
1,250,000 (a) CarMax Auto Owner Trust 2024-4 ( SOFR30A + 0 .450% ) 4 .857 12/15/27 1,251,550
199,092 CFCRE Commercial Mortgage Trust 2016-C4 3 .014 05/10/58 195,900
247,889 CFCRE Commercial Mortgage Trust 2016-C6 3 .060 11/10/49 246,008
179,793 (b) Chase Auto Owner Trust 2024-4 5 .250 09/27/27 180,395
500,000 (a) Citibank Credit Card Issuance Trust ( SOFR + 0 .630% ) 4 .997 12/08/27 500,942
117,520 Citigroup Commercial Mortgage Trust 2016-C1 3 .003 05/10/49 116,659
50,171 (a),(b) Citizens Auto Receivables Trust 2024-1 ( SOFR30A + 0 .600% ) 5 .007 10/15/26 50,220
147,641 (a) CNH Equipment Trust 2024-B ( SOFR30A + 0 .400% ) 4 .807 10/15/27 147,743
750,000 (a) CNH Equipment Trust 2024-C ( SOFR30A
+
0 .420% ) 4 .827 02/18/28 750,955
128,908 COMM 2015-CCRE25 Mortgage Trust 3 .505 08/10/48 128,485
54,867 COMM 2015-CCRE25 Mortgage Trust 3 .537 08/10/48 54,727
100,000 COMM 2015-CCRE26 Mortgage Trust 3 .630 10/10/48 99,008
134,754 COMM 2015-CCRE27 Mortgage Trust 3 .349 10/10/48 133,865
85,403 COMM 2015-LC23 Mortgage Trust 3 .521 10/10/48 84,550
46,135 CSAIL 2016-C5 Commercial Mortgage Trust 3 .533 11/15/48 45,930
300,000 CSAIL 2016-C5 Commercial Mortgage Trust 3 .757 11/15/48 296,730
100,000 Discover Card Execution Note Trust 3 .320 05/15/27 99,665
250,000 (b) DLLMT 2024-1 LLC 5 .080 02/22/27 250,899
226,261 (a) Ford Credit Auto Lease Trust 2024-B ( SOFR30A + 0 .400% ) 4 .807 02/15/27 226,367
70,846 (a) Ford Credit Auto Owner Trust 2024-A ( SOFR30A + 0 .360% ) 4 .756 01/15/27 70,879
500,000 (a) Ford Credit Auto Owner Trust 2024-C ( SOFR30A + 0 .400% ) 4 .807 08/15/27 500,570
329,715 GM Financial Automobile Leasing Trust 2024-2 5 .430 09/21/26 331,263
750,000 (a) GM Financial Automobile Leasing Trust 2024-3 ( SOFR30A +
0 .470% )
4 .843 01/20/27 751,178
103,130 (a) GM Financial Consumer Automobile Receivables Trust 2024-2
( SOFR30A + 0 .390% )
4 .786 03/16/27 103,210
750,000 (a) GM Financial Consumer Automobile Receivables Trust 2024-4
( SOFR30A + 0 .400% )
4 .796 10/18/27 750,743
71,818 GS Mortgage Securities Trust 2015-GC32 3 .498 07/10/48 71,600
71,402 (a) Hyundai Auto Receivables Trust 2024-A ( SOFR30A + 0 .420% ) 4 .827 04/15/27 71,442
750,000 (a) Hyundai Auto Receivables Trust 2024-C ( SOFR30A + 0 .400% ) 4 .807 09/15/27 750,627

Portfolio of Investments January 31, 2025
(continued)
NUSB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 75,659 (a) John Deere Owner Trust 2024 ( SOFR30A + 0 .370% ) 4 .777% 02/16/27 $ 75,717
59,010 JPMBB Commercial Mortgage Securities Trust 2015-C28 3 .227 10/15/48 58,852
88,085 JPMBB Commercial Mortgage Securities Trust 2015-C33 3 .504 12/15/48 87,440
30,471 (a),(b) MHC Commercial Mortgage Trust 2021-MHC ( TSFR1M +
0 .915% )
5 .221 04/15/38 30,451
159,952 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 3 .252 10/15/48 159,077
745,000 Morgan Stanley Capital I Trust 2015-MS1 3 .779 05/15/48 740,920
69,465 Morgan Stanley Capital I Trust 2016-UB11 2 .606 08/15/49 68,554
250,980 Morgan Stanley Capital I Trust 2021-L5 0 .785 05/15/54 244,575
440,458 Morgan Stanley Capital I Trust 2021-L7 0 .881 10/15/54 426,267
10,633 (a),(b) Porsche Financial Auto Securitization Trust 2023-2 ( SOFR30A +
0 .580% )
5 .185 11/23/26 10,637
300,000 (a),(b) Porsche Innovative Lease Owner Trust 2024-1 ( SOFR30A +
0 .520% )
4 .893 01/20/27 300,463
750,000 (a),(b) Porsche Innovative Lease Owner Trust 2024-2 ( SOFR30A +
0 .440% )
0 .000 12/21/26 750,832
52,723 (a),(b) Tesla Auto Lease Trust 2024-A ( SOFR30A + 0 .500% ) 4 .862 06/22/26 52,744
1,250,000 (a),(b) Tesla Auto Lease Trust 2024-B ( SOFR30A + 0 .590% ) 4 .952 01/20/27 1,251,747
196,661 (a) Toyota Auto Receivables 2024-C Owner Trust ( SOFR30A +
0 .370% )
4 .777 05/17/27 196,853
1,000,000 Toyota Auto Receivables 2024-D Owner Trust 4 .550 08/16/27 1,000,277
500,000 (a),(b) Toyota Lease Owner Trust 2024-B ( SOFR30A + 0 .440% ) 4 .813 02/22/27 500,671
50,703 UBS Commercial Mortgage Trust 2017-C4 3 .366 10/15/50 49,852
100,000 (a) Verizon Master Trust ( SOFR30A + 0 .650% ) 5 .057 12/20/28 100,304
544,203 (a) Volkswagen Auto Lease Trust 2024-A ( SOFR30A + 0 .470% ) 4 .832 12/21/26 544,594
500,000 (b) Volvo Financial Equipment LLC Series 2024-1 4 .560 05/17/27 500,240
117,122 Wells Fargo Commercial Mortgage Trust 2015-NXS1 3 .148 05/15/48 116,761
147,982 Wells Fargo Commercial Mortgage Trust 2015-NXS2 3 .498 07/15/58 146,988
34,112 Wells Fargo Commercial Mortgage Trust 2015-NXS3 3 .371 09/15/57 33,976
1,275,000 Wells Fargo Commercial Mortgage Trust 2015-NXS3 3 .617 09/15/57 1,263,406
164,031 Wells Fargo Commercial Mortgage Trust 2015-P2 3 .541 12/15/48 162,618
206,264 Wells Fargo Commercial Mortgage Trust 2016-C35 2 .788 07/15/48 204,505
42,098 World Omni Auto Receivables Trust 2023-D 5 .910 02/16/27 42,259
295,422 (a) World Omni Auto Receivables Trust 2024-C ( SOFR30A +
0 .470% )
4 .877 01/18/28 295,765
118,971 (a) World Omni Automobile Lease Securitization Trust 2024-A
( SOFR30A + 0 .430% )
4 .837 02/16/27 119,100
TOTAL SECURITIZED
(Cost $20,969,594) 21,037,668
TOTAL LONG-TERM INVESTMENTS
(Cost $85,420,634) 85,487,019
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 42.0%
CERTIFICATE OF DEPOSIT - 0.7%
1,000,000 Commonwealth Bank of Australia/New York NY 5 .150 02/12/25 1,000,206
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,000,105) 1,000,206
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL PAPER - 15.9%
1,000,000 (b) Archer-Daniels-Midland Co 0 .000 02/10/25 998,791
1,000,000 (b) Archer-Daniels-Midland Co 0 .000 03/03/25 996,250
550,000 (b) Atlantic Asset Securitization LLC 0 .000 03/18/25 546,891
1,020,000 (b) Atlantic Asset Securitization LLC 0 .000 02/20/25 1,017,527
1,000,000 Boston Scientific Corp 0 .000 02/06/25 999,254
1,000,000 Consolidated Edison Co of New York Inc 0 .000 02/25/25 996,862
1,000,000 Duke Energy Corporation < DUK > 0 .000 03/19/25 994,123
1,000,000 (b) Gotham Funding Corp 0 .000 03/03/25 996,238
1,000,000 (b) Gotham Funding Corp 0 .000 02/06/25 999,274
500,000 John Deere Financial Inc 0 .000 02/10/25 499,400

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL PAPER (continued)
$ 1,000,000 L3Harris Technologies Inc 0 .000% 02/03/25 $ 999,627
1,000,000 L3Harris Technologies Inc 0 .000 02/18/25 997,748
750,000 Magna International Inc 0 .000 02/20/25 748,122
1,000,000 (b) Manhattan Asset Funding Co LLC 0 .000 03/11/25 995,264
1,000,000 (b) Old Line Funding LLC 4 .480 03/07/25 1,000,016
300,000 PURE GROVE FUNDING 0 .000 03/20/25 298,250
1,000,000 Rockwell Automation Inc 0 .000 02/06/25 999,289
1,250,000 Salisbury Receivables Co LLC 0 .000 04/29/25 1,236,352
1,000,000 (b) Sheffield Receivables Co LLC 0 .000 03/11/25 995,253
500,000 (b) Sheffield Receivables Co LLC 0 .000 02/13/25 499,211
273,000 (b) Sheffield Receivables Co LLC 0 .000 02/26/25 272,137
300,000 (b) Sheffield Receivables Co LLC 0 .000 03/14/25 298,466
573,000 (b) Sheffield Receivables Co LLC 0 .000 02/03/25 572,792
1,000,000 Sumitomo Mitsui Trust Bank Ltd/Singapore 0 .000 04/24/25 989,872
250,000 Swedbank AB 0 .000 03/03/25 249,069
1,000,000 TotalEnergies Capital SA 0 .000 03/18/25 994,435
1,000,000 TotalEnergies Capital SA 0 .000 02/28/25 996,617
1,000,000 VW Credit Inc 0 .000 02/12/25 998,502
979,000 WALT DISNEY COMPANY 0 .000 02/06/25 978,295
TOTAL COMMERCIAL PAPER
(Cost $24,171,729) 24,163,927
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 19.0%
FINANCIALS - 5.2%
1,720,000 Canadian Imperial Bank of Commerce 5 .144 04/28/25 1,722,595
1,410,000 Corebridge Financial Inc 3 .500 04/04/25 1,407,114
1,720,000 Goldman Sachs Group Inc/The 3 .500 04/01/25 1,716,965
455,000 (a),(b) Pacific Life Global Funding II ( SOFR Compounded Index +
0 .860% )
5 .248 06/16/25 455,928
1,320,000 Truist Bank 1 .500 03/10/25 1,315,874
1,320,000 Welltower OP LLC 4 .000 06/01/25 1,316,717
TOTAL FINANCIALS 7,935,193
INDUSTRIAL - 12.9%
1,320,000 AbbVie Inc 3 .600 05/14/25 1,316,759
970,000 (a) American Honda Finance Corp ( SOFR + 0 .550% ) 5 .031 02/12/25 970,090
1,705,000 American Tower Corp 2 .400 03/15/25 1,700,125
1,535,000 Amgen Inc 5 .250 03/02/25 1,536,008
130,000 Carrier Global Corp 2 .242 02/15/25 129,838
355,000 Chevron Corp 1 .554 05/11/25 352,288
1,320,000 Enterprise Products Operating LLC 3 .750 02/15/25 1,319,046
1,705,000 Fiserv Inc 3 .850 06/01/25 1,699,847
1,410,000 General Motors Financial Co Inc 3 .800 04/07/25 1,407,779
1,320,000 Marathon Petroleum Corp 4 .700 05/01/25 1,319,958
1,095,000 Oracle Corp 2 .500 04/01/25 1,091,254
1,530,000 Oracle Corp 2 .950 05/15/25 1,522,653
2,080,000 Otis Worldwide Corp 2 .056 04/05/25 2,072,034
505,000 Pfizer Inc 0 .800 05/28/25 499,217
1,135,000 Philip Morris International Inc 1 .500 05/01/25 1,126,760
1,560,000 Reynolds American Inc 4 .450 06/12/25 1,558,619
1,000 Verizon Communications Inc 3 .376 02/15/25 999
TOTAL INDUSTRIAL 19,623,274
UTILITY - 0.9%
1,320,000 NextEra Energy Capital Holdings Inc 6 .051 03/01/25 1,321,267
TOTAL UTILITY 1,321,267
TOTAL CORPORATE DEBT
(Cost $28,866,688) 28,879,734

Portfolio of Investments January 31, 2025
(continued)
NUSB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPURCHASE AGREEMENTS - 3.0%
$ 4,592,000 (c) Fixed Income Clearing Corp (FICC) 4 .340% 02/03/25 $ 4,592,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,592,000) 4,592,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 3.4%
5,345,000 United States Treasury Bill 0 .000 11/28/25 5,167,026
TOTAL U.S. TREASURY
(Cost $5,165,300) 5,167,026
TOTAL SHORT-TERM INVESTMENTS
(Cost $63,795,822) 63,802,893
TOTAL INVESTMENTS - 98 .4%
(Cost $ 149,216,456 ) 149,289,912
OTHER ASSETS & LIABILITIES, NET - 1.6% 2,478,616
NET ASSETS - 100% $ 151,768,528
SOFR Secured Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $17,957,447 or 12.0% of Total Investments.
(c) Agreement with Fixed Income Clearing Corp (FICC), 4.340% dated 1/31/25 to be repurchased at $4,609,026 on 2/3/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/29, valued at $4,683,905.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2025 (Unaudited) NCLO NCPB NUAG NUSA NUHY
ASSETS
Long-term investments, at value
†‡
$ 72,943,943 $ 51,500,826 $ 36,667,421 $ 29,536,407 $ 95,944,563
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — 573,983 38,030 9,084,390
Cash 524,381 858,677 142,864 409,130 930,366
Receivables:
Interest 266,042 516,953 377,958 237,210 1,710,547
Investments sold — 220,000 920,358 598,359 1,108,436
Shares sold 2,519,795 — — — —
Other — 118 2,604 455 1,328
Total assets 76,254,161 53,096,574 38,685,188 30,819,591 108,779,630
LIABILITIES
Payables:
Management fees 15,951 14,062 6,705 3,728 25,205
Collateral from securities lending — — 573,983 38,030 9,084,390
Interest 10,786 273 3,754 174 21,643
Investments purchased - regular settlement 2,520,800 124,756 750,922 548,573 1,225,220
Investments purchased - when-issued/delayed-delivery settlement — 150,000 49,861 249,442 —
Accrued expenses:
Professional fees 43 248 172 118 409
Trustees fees 787 591 421 287 1,030
Other — 119 2,605 455 1,327
Total liabilities 2,548,367 290,049 1,388,423 840,807 10,359,224
Net assets $ 73,705,794 $ 52,806,525 $ 37,296,765 $ 29,978,784 $ 98,420,406
Shares outstanding 2,925,000 2,125,000 1,800,000 1,300,000 4,600,000
Net asset value ("NAV") per share $ 25 .19 $ 24 .85 $ 20 .72 $ 23 .06 $ 21 .40
NET ASSETS CONSIST OF:
Paid-in capital 73,146,190 53,436,954 65,918,933 32,223,070 111,003,121
Total distributable earnings (loss) 559,604 (630,429) (28,622,168) (2,244,286) (12,582,715)
Net assets $ 73,705,794 $ 52,806,525 $ 37,296,765 $ 29,978,784 $ 98,420,406
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 72,777,975 $ 52,145,462 $ 38,790,487 $ 29,732,907 $ 95,480,629
‡   Includes securities loaned of $ — $ — $ 546,759 $ 37,099 $ 8,720,759

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

January 31, 2025 (Unaudited) NUBD NPFI NSCR NUSB
ASSETS
Long-term investments, at value
†‡
$ 398,489,473 $ 58,782,227 $ 6,054,179 $ 85,487,019
Short-term investments, at value
◊
— — — 63,802,893
Investments purchased with collateral from securities lending, at value (cost approximates value) 1,435,667 — — —
Cash 2,093,188 434,081 31,898 29,580
Receivables:
Dividends — — 2,182 —
Interest 3,376,279 971,632 — 939,701
Investments sold 3,600,000 — — 1,535,000
Reclaims — — 203 —
Other 3,945 78 17 189
Total assets 408,998,552 60,188,018 6,088,479 151,794,382
LIABILITIES
Payables:
Management fees 55,624 23,972 2,439 23,274
Collateral from securities lending 1,435,667 — — —
Interest 14,433 — — —
Investments purchased - regular settlement 2,906,627 301,950 — —
Investments purchased - when-issued/delayed-delivery settlement 100,297 — — —
Accrued expenses:
Professional fees 1,861 248 46 684
Trustees fees 4,666 597 84 1,707
Other 3,946 78 17 189
Total liabilities 4,523,121 326,845 2,586 25,854
Net assets $ 404,475,431 $ 59,861,173 $ 6,085,893 $ 151,768,528
Shares outstanding 18,500,000 2,325,000 210,000 6,000,000
Net asset value ("NAV") per share $ 21 .86 $ 25 .75 $ 28 .98 $ 25 .29
NET ASSETS CONSIST OF:
Paid-in capital 446,070,667 59,646,828 5,271,227 151,149,997
Total distributable earnings (loss) (41,595,236) 214,345 814,666 618,531
Net assets $ 404,475,431 $ 59,861,173 $ 6,085,893 $ 151,768,528
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 430,995,473 $ 58,504,329 $ 5,294,152 $ 85,420,634
◊
Short-term investments, cost $ – $ – $ – $ 63,795,822
‡   Includes securities loaned of $ 1,374,759 $ — $ — $ —

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2025
(Unaudited) NCLO
1
NCPB NUAG NUSA NUHY
INVESTMENT INCOME
Interest 668,074 1,352,374 1,006,558 596,616 3,291,830
Securities lending income, net — — 966 196 37,458
Tax withheld on income — (24) — — —
Total investment income 668,074 1,352,350 1,007,524 596,812 3,329,288
EXPENSES
Management fees 26,016 76,883 37,142 20,708 138,306
Professional fees 43 855 226 117 336
Trustees fees 787 1,023 652 458 1,587
Total expenses 26,846 78,761 38,020 21,283 140,229
Net investment income (loss) 641,228 1,273,589 969,504 575,529 3,189,059
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 208 200,337 (86,588) 16,345 (106,563)
In-kind redemptions — — 94,102 131,691 —
Net realized gain (loss) 208 200,337 7,514 148,036 (106,563)
Change in unrealized appreciation (depreciation) on:
Investments 165,968 (1,211,912) (679,066) (203,777) 562,209
Net change in unrealized appreciation (depreciation) 165,968 (1,211,912) (679,066) (203,777) 562,209
Net realized and unrealized gain (loss) 166,176 (1,011,575) (671,552) (55,741) 455,646
Net increase (decrease) in net assets from
operations $ 807,404 $ 262,014 $ 297,952 $ 519,788 $ 3,644,705

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended January 31, 2025 (Unaudited) NUBD NPFI NSCR NUSB
INVESTMENT INCOME
Dividends $ — $ — $ 38,985 $ —
Interest 8,723,330 1,259,533 — 2,934,457
Securities lending income, net 10,700 — — —
Total investment income 8,734,030 1,259,533 38,985 2,934,457
EXPENSES
Management fees 307,110 111,462 13,621 104,030
Professional fees 3,399 686 46 1,803
Trustees fees 7,377 894 119 2,565
Other — 16 — —
Total expenses 317,886 113,058 13,786 108,398
Net investment income (loss) 8,416,144 1,146,475 25,199 2,826,059
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (347,842) (6,744) 104,010 4,725
In-kind redemptions (666,920) — — —
Net realized gain (loss) (1,014,762) (6,744) 104,010 4,725
Change in unrealized appreciation (depreciation) on:
Investments (7,559,172) 15,198 359,865 48,355
Net change in unrealized appreciation (depreciation) (7,559,172) 15,198 359,865 48,355
Net realized and unrealized gain (loss) (8,573,934) 8,454 463,875 53,080
Net increase (decrease) in net assets from operations $ (157,790) $ 1,154,929 $ 489,074 $ 2,879,139
1 For the period December 10, 2024 (commencement of operations) through January 31, 2025.

Statement of Changes in Net Assets
See Notes to Financial Statements

NCLO NCPB
Unaudited
For the period
12/10/24
(commencement
of operations)
through 1/31/25
Unaudited
Six Months
Ended
1/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
OPERATIONS
Net investment income (loss) $ 641,228 $ 1,273,589 $ 692,557
Net realized gain (loss) 208 200,337 (234,737)
Net change in unrealized appreciation (depreciation) 165,968 (1,211,912) 567,276
Net increase (decrease) in net assets from operations 807,404 262,014 1,025,096
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (247,800) (1,402,543) (497,480)
Total distributions (247,800) (1,402,543) (497,480)
FUND SHARE TRANSACTIONS
Subscriptions 73,146,190 13,388,649 40,030,789
Net increase (decrease) from Fund share transactions 73,146,190 13,388,649 40,030,789
Net increase (decrease) in net assets 73,705,794 12,248,120 40,558,405
Net assets at the beginning of period – 40,558,405 –
Net assets at the end of period $ 73,705,794 $ 52,806,525 $ 40,558,405

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NUAG NUSA
Unaudited
Six Months
Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months
Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 969,504 $ 1,242,529 $ 575,529 $ 1,199,681
Net realized gain (loss) 7,514 (961,100) 148,036 (441,373)
Net change in unrealized appreciation (depreciation) (679,066) 1,942,257 (203,777) 970,403
Net increase (decrease) in net assets from operations 297,952 2,223,686 519,788 1,728,711
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (864,680) (1,385,020) (563,490) (1,275,430)
Total distributions (864,680) (1,385,020) (563,490) (1,275,430)
FUND SHARE TRANSACTIONS
Subscriptions 4,211,546 12,312,988 4,592,475 11,382,469
Redemptions (2,164,854) (10,351,166) (7,002,999) (20,491,350)
Net increase (decrease) from Fund share transactions 2,046,692 1,961,822 (2,410,524) (9,108,881)
Net increase (decrease) in net assets 1,479,964 2,800,488 (2,454,226) (8,655,600)
Net assets at the beginning of period 35,816,801 33,016,313 32,433,010 41,088,610
Net assets at the end of period $ 37,296,765 $ 35,816,801 $ 29,978,784 $ 32,433,010

See Notes to Financial Statements

NUHY NUBD
Unaudited
Six Months
Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months
Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 3,189,059 $ 6,515,824 $ 8,416,144 $ 8,847,444
Net realized gain (loss) (106,563) (3,582,177) (1,014,762) (1,621,489)
Net change in unrealized appreciation (depreciation) 562,209 6,476,442 (7,559,172) 9,442,435
Net increase (decrease) in net assets from operations 3,644,705 9,410,089 (157,790) 16,668,390
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,988,970) (6,599,640) (6,955,940) (10,481,530)
Total distributions (2,988,970) (6,599,640) (6,955,940) (10,481,530)
FUND SHARE TRANSACTIONS
Subscriptions 8,543,090 16,620,534 62,449,480 102,065,429
Redemptions – (33,252,640) (19,582,147) (12,943,120)
Net increase (decrease) from Fund share transactions 8,543,090 (16,632,106) 42,867,333 89,122,309
Net increase (decrease) in net assets 9,198,825 (13,821,657) 35,753,603 95,309,169
Net assets at the beginning of period 89,221,581 103,043,238 368,721,828 273,412,659
Net assets at the end of period $ 98,420,406 $ 89,221,581 $ 404,475,431 $ 368,721,828

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NPFI NSCR
Unaudited
Six Months
Ended
1/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
Unaudited
Six Months
Ended
1/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
OPERATIONS
Net investment income (loss) $ 1,146,475 $ 373,905 $ 25,199 $ 17,511
Net realized gain (loss) (6,744) 128 104,010 4,869
Net change in unrealized appreciation (depreciation) 15,198 262,700 359,865 400,162
Net increase (decrease) in net assets from operations 1,154,929 636,733 489,074 422,542
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,188,213) (180,000) (92,379) –
Return of capital – (106,028) – –
Total distributions (1,188,213) (286,028) (92,379) –
FUND SHARE TRANSACTIONS
Subscriptions 47,759,925 16,890,171 – 5,520,319
Redemptions (5,106,344) – – (253,663)
Net increase (decrease) from Fund share transactions 42,653,581 16,890,171 – 5,266,656
Net increase (decrease) in net assets 42,620,297 17,240,876 396,695 5,689,198
Net assets at the beginning of period 17,240,876 – 5,689,198 –
Net assets at the end of period $ 59,861,173 $ 17,240,876 $ 6,085,893 $ 5,689,198

See Notes to Financial Statements

NUSB
Unaudited
Six Months
Ended
1/31/25
For the period
3/5/24
(commencement
of operations)
through 7/31/24
OPERATIONS
Net investment income (loss) $ 2,826,059 $ 337,614
Net realized gain (loss) 4,725 (3,996)
Net change in unrealized appreciation (depreciation) 48,355 25,101
Net increase (decrease) in net assets from operations 2,879,139 358,719
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,373,048) (247,498)
Total distributions (2,373,048) (247,498)
FUND SHARE TRANSACTIONS
Subscriptions 139,990,999 26,933,619
Redemptions (14,521,266) (1,252,136)
Net increase (decrease) from Fund share transactions 125,469,733 25,681,483
Net increase (decrease) in net assets 125,975,824 25,792,704
Net assets at the beginning of period 25,792,704 –
Net assets at the end of period $ 151,768,528 $ 25,792,704

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NCLO
1/31/25
(d),(e)
$ 25.00 $ 0.23 $ 0.05 $ 0.28 $ (0.09) $ — $ — $ (0.09) $ 25.19 $ 25.23
NCPB
1/31/25
(d)
25.35 0.64 (0.43) 0.21 (0.64) (0.07) — (0.71) 24.85 24.89
7/31/24
(g)
25.00 0.53 0.21 0.74 (0.39) — — (0.39) 25.35 25.35
NUAG
1/31/25
(d)
21.07 0.56 (0.41) 0.15 (0.50) — — (0.50) 20.72 20.73
7/31/24
20.64 0.77 0.52 1.29 (0.86) — — (0.86) 21.07 21.09
7/31/23
22.02 0.75 (1.30) (0.55) (0.83) — — (0.83) 20.64 20.68
7/31/22
25.17 0.39 (3.01) (2.62) (0.53) — — (0.53) 22.02 22.09
7/31/21
26.08 0.33 (0.55) (0.22) (0.69) — — (0.69) 25.17 25.18
7/31/20
24.49 0.55 1.88 2.43 (0.84) — — (0.84) 26.08 26.05
NUSA
1/31/25
(d)
23.17 0.49 (0.12) 0.37 (0.48) — — (0.48) 23.06 23.08
7/31/24
22.83 0.87 0.39 1.26 (0.92) — — (0.92) 23.17 23.21
7/31/23
23.48 0.56 (0.58) (0.02) (0.63) — — (0.63) 22.83 22.83
7/31/22
25.29 0.31 (1.62) (1.31) (0.50) — — (0.50) 23.48 23.52
7/31/21
25.61 0.34 (0.08) 0.26 (0.58) — — (0.58) 25.29 25.31
7/31/20
24.86 0.55 0.90 1.45 (0.70) — — (0.70) 25.61 25.69
NUHY
1/31/25
(d)
21.24 0.75 0.12 0.87 (0.71) — — (0.71) 21.40 21.42
7/31/24
20.61 1.42 0.63 2.05 (1.42) — — (1.42) 21.24 21.28
7/31/23
21.48 1.13 (0.65) 0.48 (1.35) — — (1.35) 20.61 20.68
7/31/22
24.71 1.02 (3.04) (2.02) (1.21) — — (1.21) 21.48 21.63
7/31/21
24.43 1.04 0.47 1.51 (1.23) — — (1.23) 24.71 24.78
7/31/20
(h)
25.00 0.93 (0.53) 0.40 (0.97) — — (0.97) 24.43 24.74
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
For the period December 10, 2024 (commencement of operations) through January 31, 2025.
(f)
Annualized.
(g)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.
(h)
For the period September 25, 2019 (commencement of operations) through July 31, 2020.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
1 .15% 1 .28% $ 73,706 0 .26%
(f)
6 .16%
(f)
10%
0 .85 1 .00 52,807 0 .31
(f)
4 .97
(f)
71
2 .99 2 .99 40,558 0 .30
(f)
5 .32
(f)
34
0 .74 0 .64 37,297 0 .20
(f)
5 .22
(f)
24
6 .44 6 .38 35,817 0 .21 3 .76 48
( 2 .51 ) ( 2 .62 ) 33,016 0 .21 3 .58 54
( 10 .50 ) ( 10 .27 ) 165,182 0 .20 1 .65 81
( 0 .81 ) ( 0 .64 ) 173,676 0 .20 1 .32 235
10 .11 10 .19 80,845 0 .20 2 .21 208
1 .64 1 .53 29,979 0 .15
(f)
4 .17
(f)
17
5 .65 5 .81 32,433 0 .16 3 .81 37
( 0 .08 ) ( 0 .20 ) 41,089 0 .20 2 .43 78
( 5 .20 ) ( 5 .13 ) 37,566 0 .20 1 .27 77
1 .03 0 .80 40,456 0 .20 1 .33 46
5 .93 6 .15 35,854 0 .20 2 .20 51
4 .12 4 .06 98,420 0 .30
(f)
6 .92
(f)
29
10 .43 10 .25 89,222 0 .31 6 .87 43
2 .47 2 .07 103,043 0 .31 5 .50 44
( 8 .44 ) ( 8 .07 ) 96,652 0 .31 4 .42 56
6 .32 5 .25 96,378 0 .35 4 .14 65
1 .79 3 .02 56,195 0 .35
(f)
4 .55
(f)
47

Financial Highlights
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUBD
1/31/25
(d)
$ 22.21 $ 0.46 $ (0.42) $ 0.04 $ (0.39) $ — $ — $ (0.39) $ 21.86 $ 21.86
7/31/24
21.87 0.61 0.46 1.07 (0.73) — — (0.73) 22.21 22.21
7/31/23
23.36 0.54 (1.36) (0.82) (0.67) — — (0.67) 21.87 21.90
7/31/22
26.29 0.41 (2.81) (2.40) (0.53) — — (0.53) 23.36 23.40
7/31/21
27.31 0.45 (0.92) (0.47) (0.55) — — (0.55) 26.29 26.30
7/31/20
25.36 0.55 2.04 2.59 (0.64) — — (0.64) 27.31 27.37
NPFI
1/31/25
(d)
25.54 0.73 0.24 0.97 (0.68) (0.08) — (0.76) 25.75 25.78
7/31/24
(f)
25.00 0.59 0.41 1.00 (0.29) — (0.17) (0.46) 25.54 25.63
NSCR
1/31/25
(d)
27.09 0.12 2.21 2.33 (0.21) (0.23) — (0.44) 28.98 28.99
7/31/24
(f)
25.00 0.08 2.01 2.09 — — — — 27.09 27.09
NUSB
1/31/25
(d)
25.16 0.59 0.06 0.65 (0.52) — — (0.52) 25.29 25.30
7/31/24
(f)
25.00 0.52 0.03 0.55 (0.39) — — (0.39) 25.16 25.16
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.

See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
0.17% 0.16% $ 404,475 0.16%
(e)
4.11%
(e)
4%
5.03 4.88 368,722 0.16 2.80 13
(3.47) (3.53) 273,413 0.16 2.47 14
(9.24) (9.09) 256,945 0.16 1.64 45
(1.72) (1.90) 262,884 0.20 1.69 33
10.38 10.51 147,489 0.20 2.07 18
3.84 3.60 59,861 0.56
(e)
5.69
(e)
15
4.05 4.41 17,241 0.55
(e)
5.84
(e)
6
8.70 8.70 6,086 0.46
(e)
0.83
(e)
41
8.33 8.36 5,689 0.46
(e)
0.78
(e)
4
2.62 2.66 151,769 0.18
(e)
4.63
(e)
6
2.22 2.21 25,793 0.17
(e)
5.18
(e)
7

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen AA-BBB CLO ETF (NCLO), Nuveen Core Plus Bond ETF
(NCPB), Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High
Yield Corporate Bond ETF (NUHY), Nuveen ESG U.S. Aggregate Bond ETF (NUBD), Nuveen Preferred and Income ETF (NPFI), Nuveen Sustainable
Core ETF (NSCR), Nuveen Ultra Short Income ETF (NUSB) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a
Massachusetts business trust on February 20, 2015. Shares of NCLO, NUAG, NUSA, NUHY and NUBD are listed and traded on the NYSE Arca, while shares of NCPB, NPFI, NSCR and NUSB are listed and traded on the NASDAQ Stock Market LLC. The NYSE Arca and the NASDAQ Stock Market
LLC are each an “Exchange”.
Current Fiscal Period:
The end of the reporting period for the Funds is January 31, 2025, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. For NUAG, NUSA, NUHY and NUBD, the Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (“TAL”), an affiliate of the Adviser, under which TAL manages the investment portfolios of the Funds. For
NCLO, NCPB, NPFI, NSCR and NUSB, the Adviser has entered into a sub-advisory agreement with Nuveen Asset Management , LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund. NAM and TAL are each a “Sub-Adviser”.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.

Notes to Financial Statements
(continued)
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NCLO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Securitized $ – $ 72,943,943 $ – $ 72,943,943
Total $ – $ 72,943,943 $ – $ 72,943,943
a
NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 21,455,603 $ – $ 21,455,603
Government Related – 2,298,174 – 2,298,174
Securitized – 20,105,726 – 20,105,726
U.S. Treasury – 7,641,323 – 7,641,323
Total $ – $ 51,500,826 $ – $ 51,500,826
a
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 14,506,963 $ – $ 14,506,963
Government Related – 3,427,358 – 3,427,358
Securitized – 8,615,026 – 8,615,026
U.S. Treasury – 10,118,074 – 10,118,074
Investments Purchased with Collateral from Securities
Lending 573,983 – – 573,983
Total $ 573,983 $ 36,667,421 $ – $ 37,241,404
a
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 6,955,872 $ – $ 6,955,872
Government Related – 1,824,191 – 1,824,191
Securitized – 2,309,877 – 2,309,877
U.S. Treasury – 18,446,467 – 18,446,467
Investments Purchased with Collateral from Securities
Lending 38,030 – – 38,030
Total $ 38,030 $ 29,536,407 $ – $ 29,574,437
a
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 95,944,563 $ – $ 95,944,563
Investments Purchased with Collateral from Securities
Lending 9,084,390 – – 9,084,390
Total $ 9,084,390 $ 95,944,563 $ – $ 105,028,953
a

4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 98,988,512 $ – $ 98,988,512
Government Related – 16,894,375 – 16,894,375
Securitized – 107,539,110 – 107,539,110
U.S. Treasury – 175,067,476 – 175,067,476
Investments Purchased with Collateral from Securities
Lending 1,435,667 – – 1,435,667
Total $ 1,435,667 $ 398,489,473 $ – $ 399,925,140
a
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 32,168,708 $ – $ 32,168,708
Contingent Capital Securities – 23,073,477 – 23,073,477
Corporate Bonds – 3,540,042 – 3,540,042
Total $ – $ 58,782,227 $ – $ 58,782,227
a
NSCR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,054,179 $ – $ – $ 6,054,179
Total $ 6,054,179 $ – $ – $ 6,054,179
a
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 64,228,299 $ – $ 64,228,299
Government Related – 221,052 – 221,052
Securitized – 21,037,668 – 21,037,668
Short-Term Investments:
Certificate of Deposit – 1,000,206 – 1,000,206
Commercial Paper – 24,163,927 – 24,163,927
Corporate Debt – 28,879,734 – 28,879,734
Repurchase Agreements – 4,592,000 – 4,592,000
U.S. Treasury – 5,167,026 – 5,167,026
Total $ – $ 149,289,912 $ – $ 149,289,912
a

Notes to Financial Statements
(continued)
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUAG Corporate Debt $282,738 $ 297,453
Government Related 264,021 276,530
Total $546,759 $573,983
NUSA Corporate Debt $37,099 $38,030
NUHY Corporate Debt $8,720,759 $9,084,390
NUBD Corporate Debt $1,000,512 $1,048,497
Government Related 374,247 387,170
Total $1,374,759 $1,435,667
Purchases Sales
Fund
Non-U.S.
Government
Purchases
U.S. Government
and Agency
Obligations
Non-U.S.
Government
Sales
U.S. Government
and Agency
Obligations
NCLO $ 80,257,415 $ — $ 6,976,125 $ —
NCPB 18,649,053 30,200,502 11,483,506 22,988,769
NUAG 3,258,309 6,901,326 2,920,069 5,732,443
NUSA 2,198,760 2,845,002 685,341 3,842,330
NUHY 26,195,690 — 27,309,056 —
NUBD 9,233,310 30,112,030 3,048,157 13,497,081
NPFI 47,263,908 — 5,973,136 —
NSCR 2,687,830 — 2,370,387 —
NUSB 75,744,207 — 4,363,087 —
Fund
In-Kind
Purchases
In-Kind
Sales
NCLO $ — $ —
NCPB 399,663 —
NUAG 3,224,396 2,140,970
NUSA 4,133,702 6,773,771
NUHY 8,579,640 —
NUBD 48,168,902 18,330,959
NPFI 631,857 —
NSCR — —
NUSB — —

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NCLO
For the period
12/10/24
(commencement of
operations)
through 1/31/25
Shares Amount
Subscriptions 2,925,000 $73,146,190
Redemptions – –
Net increase (decrease) 2,925,000 $73,146,190
NCPB NUAG
Six Months Ended
1/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Six Months Ended
1/31/25
Year Ended
7/31/24
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 525,000 $13,388,649 1,600,000 $40,030,789 200,000 $4,211,546 600,000 $12,312,988
Redemptions – – – – (100,000) (2,164,854) (500,000) (10,351,166)
Net increase (decrease) 525,000 $13,388,649 1,600,000 $40,030,789 100,000 $2,046,692 100,000 $1,961,822
NUSA NUHY
Six Months Ended
1/31/25
Year Ended
7/31/24
Six Months Ended
1/31/25
Year Ended
7/31/24
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 200,000 $4,592,475 500,000 $11,382,469 400,000 $8,543,090 800,000 $16,620,534
Redemptions (300,000) (7,002,999) (900,000) (20,491,350) – – (1,600,000) (33,252,640)
Net increase (decrease) (100,000) $(2,410,524) (400,000) $(9,108,881) 400,000 $8,543,090 (800,000) $(16,632,106)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
NUBD NPFI
Six Months Ended
1/31/25
Year Ended
7/31/24
Six Months Ended
1/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 2,800,000 $62,449,480 4,700,000 $102,065,429 1,850,000 $47,759,925 675,000 $16,890,171
Redemptions (900,000) (19,582,147) (600,000) (12,943,120) (200,000) (5,106,344) – –
Net increase (decrease) 1,900,000 $42,867,333 4,100,000 $89,122,309 1,650,000 $42,653,581 675,000 $16,890,171
NSCR NUSB
Six Months Ended
1/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Six Months Ended
1/31/25
For the period
3/05/24
(commencement of
operations)
through 7/31/24
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions – $– 220,000 $5,520,319 5,550,000 $139,990,999 1,075,000 $26,933,619
Redemptions – – (10,000) (253,663) (575,000) (14,521,266) (50,000) (1,252,136)
Net increase (decrease) – $– 210,000 $5,266,656 4,975,000 $125,469,733 1,025,000 $25,681,483
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NCLO $ 72,777,975 $ 2,695,467 $ (2,529,499) $ 165,968
NCPB 52,148,035 316,958 (964,167) (647,209)
NUAG 39,352,030 156,685 (2,267,311) (2,110,626)
NUSA 29,762,683 88,358 (276,604) (188,246)
NUHY 104,640,486 1,667,977 (1,279,510) 388,467
NUBD 433,380,795 845,818 (34,301,473) (33,455,655)
NPFI 58,519,400 510,716 (247,889) 262,827
NSCR 5,294,152 896,791 (136,764) 760,027
NUSB 149,217,479 156,892 (84,459) 72,433

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NCLO
$ — $ — $ — $ — $ — $ — $ —
NCPB
185,912 — 559,345 (240,515) — — 504,742
NUAG
165,652 — (1,757,417) (26,789,532) — — (28,381,297)
NUSA
125,722 — (68,919) (2,341,837) — — (2,285,034)
NUHY
548,200 — (765,699) (13,612,908) — — (13,830,407)
NUBD
900,612 — (28,029,615) (9,485,635) — — (36,614,638)
NPFI
— — 236,647 — — — 236,647
NSCR
17,682 9 400,280 — — — 417,971
NUSB
92,679 — 22,860 (4,318) — — 111,221
Fund
Short-Term Long-Term Total
NCLO
$ — $ — $ —
NCPB
240,515 — 240,515
NUAG
20,598,073 6,191,459 26,789,532
NUSA
554,944 1,786,893 2,341,837
NUHY
5,037,819 8,575,089 13,612,908
NUBD
4,135,619 5,350,016 9,485,635
NPFI
— — —
NSCR
— — —
NUSB
4,318 — 4,318
Fund Management Fee
NCLO 0.25%
NCPB 0.30
NUAG 0.20
NUSA 0.15
NUHY 0.30
NUBD 0.15
NPFI 0.55
NSCR 0.45
NUSB 0.17

Notes to Financial Statements
(continued)
As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:
Underlying Fund TIAA Nuveen
Nuveen Fixed
Income Funds Total
NCLO 34% – % – % 34%
NCPB 69 – – 69
NUAG –
*
–
*
– –
NUSA – – – –
NUHY – – – –
NUBD – – – –
NPFI 66 – – 66
NSCR 95 – – 95
NUSB – – 99 99
* Value rounded to zero.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds.

Regarding the four funds that commenced operations on March 5, 2024 (NCPB, NPFI, NSCR and NUSB and collectively referred to as the “Stub Period Funds”), KPMG’s audit reports on the Stub Period Funds’ financial statements as of and for the fiscal period March 5, 2024 (commencement of operations) through July 31, 2024 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Stub Period Funds’ fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Stub Period Funds’ fiscal period March 5, 2024 (commencement of operations) through July 31, 2024, and for the subsequent interim period through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

Regarding the four funds that commenced operations prior to March 5, 2024 (NUAG, NUSA, NUBD and NUHY and collectively referred to as the “Other Funds”; with the Stub Period Funds, referred to as the “Funds”), KPMG’s audit reports on the Other Funds’ financial statements as of and for the fiscal years ended July 31, 2024 and July 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Other Funds’ fiscal years ended July 31, 2024 and July 31, 2023, and for the subsequent interim period through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Other Funds’ fiscal years ended July 31, 2024 and July 31, 2023 and for the subsequent interim period through October 24, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds for the fiscal year ended July 31, 2025 audits. During the Stub Period Funds’ fiscal period March 5, 2024 (commencement of operations) through July 31, 2024 and the Other Funds’ fiscal years ended July 31, 2024 and July 31, 2023 and for the subsequent interim period through October 24, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen AA-BBB CLO ETF (NCLO)

The Approval Process

At the meeting held on November 19-20, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), considered and approved for Nuveen AA-BBB CLO ETF (the “Fund”), a series of the Trust, the investment management agreement (the “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (the “Adviser”) would serve as investment adviser to the Fund and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (the “Sub-Adviser”) would serve as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The references to the Board and the Board Members are interchangeable. The Board Members oversee both a group of funds advised by the Adviser (the “Nuveen funds”) and a group of funds advised by Teachers Advisors, LLC (“TAL” and such funds, the “TC funds”), an affiliate of the Adviser, as the result of a consolidation of the boards of the Nuveen funds and the TC funds that became effective in January 2024.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the proposed unified fee structure for the Fund, including comparisons of the Fund’s proposed unified fee with the net expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers.

A. Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised by the Fund Advisers, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of the Fund and considered that in contrast to certain other exchange-traded funds (“ETFs”) advised by the Adviser, which seek to track the investment results of a specified underlying index (referred to as “Index ETFs”), the Fund would be actively managed.

At the Meeting and/or at prior meetings, the Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the applicable funds and are expected to provide to the Fund; and the experience of the respective Fund Adviser. Further, at the Meeting and/or at prior meetings, the Board Members evaluated the background and experience of the relevant investment personnel.

The Board has considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board has considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board has considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, as noted above, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board has considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of the Adviser. In addition to investment advisory services, the Board has considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board has considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board has reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board has further considered, among other things, that other non-advisory services provided have included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Board Members considered the experience and expertise of the investment team expected to manage the Fund.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement.

B. Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, the Board Members were aware that the portfolio management team expected to manage the Fund had experience with a strategy that, based on information provided by the Adviser, was generally comparable in certain respects to that anticipated for the Fund (the “CLO Strategy”). The Board Members reviewed certain historical performance-related data pertaining to the CLO Strategy. Further, the Board Members reviewed certain historical performance-related data pertaining to various unaffiliated actively managed ETFs that, based on information provided by the Adviser, were generally comparable in certain respects to the Fund (the “Comparable ETFs”).

C. Fees, Expenses and Profitability

1.	Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Board Members considered that the Fund would pay the Adviser a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). In this regard, the Board Members were provided with an estimate of the Fund’s anticipated operating expenses as well as a description of the expenses excluded from the unified fee. In considering the proposed unified fee structure, the Board Members considered that the Adviser would generally bear the risks of the Fund’s operating costs rising (and would benefit if such costs decrease) and would therefore have an incentive to be administratively efficient.

In their review, the Board Members considered, among other things, the Fund’s proposed unified fee compared to expense and management fee data relating to the Comparable ETFs. Because the Fund will pay a unified fee, the Board Members considered, among other things, the net expense ratios of the ETFs comprising the Comparable ETFs and certain related data provided by the Adviser. Based on information provided by the Adviser, the Board Members also considered that differences among the fees borne by the Comparable ETFs could be attributed to differences in their investment strategies. Further, the Board Members considered the proposed sub-advisory fee for the Fund, which will be paid by the Adviser out of its unified fee.

Based on their review of the fee and expense information provided, the Board Members determined that the Fund’s proposed management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.

2

2.	Comparisons with the Fees of Other Clients

At the Meeting and/or at prior meetings, the Board has considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to, in addition to the Nuveen funds and the TC funds, various other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board has previously reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board has considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board has considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds, including the Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has considered the wide range of services in addition to investment management that the Adviser has provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In addition, the Board has considered that under the unified fee structure of a Nuveen ETF, the Adviser pays certain expenses of the ETF, which may not be similar to the management fee arrangements for other Nuveen funds and clients. The Board has further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board has considered that the varying levels of fees are reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In conjunction with their review of fees, at the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds. In this regard, the Board Members have reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information has included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members have also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board has reviewed the revenues, expenses and operating margin (pre- and after-tax) that the Adviser derived from its ETF product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board has reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

In addition, the Board has considered certain comparative operating margin data. In this regard, the Board has reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board has considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board has also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Aside from the profitability data, the Board has considered that the Adviser and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members have considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members have reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of compensation, the Board Members have also considered the indirect benefits the respective Fund Adviser may receive as a result of its relationship with the funds in the fund complex, as discussed in further detail below.

The Board considered certain information regarding the expected profitability of the Fund for its first year of operations. In considering the information provided, the Board considered that the Fund was new and that, based on projected average assets under management for its first year of operations, the Fund was not anticipated to be profitable for such time period.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Fund could be expected to benefit from any economies of scale. Although the Board has considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board has also considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, the Board has considered that, with respect to the Nuveen funds generally, although the management fee of the Adviser typically is comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules and do not participate in the complex-level fee program. The Board Members considered that the Fund will not have breakpoint schedules, participate in the complex-level fee program or have a fee waiver or expense limitation agreement. As described above, the Adviser will generally pay the operating expenses of the Fund (subject to certain exceptions) under the unified fee structure. The Board has considered that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members have considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members have considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over a given time period even if the particular fund’s assets declined and/or operating costs rose. The Board Members also considered that the Fund was being priced using an at-scale approach.

In addition, the Board Members have considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board has understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board has further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this has also been a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the proposed fee arrangements for the Fund were expected to appropriately share any economies of scale with the Fund’s shareholders.

E. Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits have included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. In addition, the Board Members have considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients. However, the Board Members have also considered that any benefits for the Adviser and/or Sub-Adviser attributable to soft dollar arrangements may be more limited with respect to transactions in fixed income securities as such securities generally trade on a principal basis and, therefore, do not generate brokerage commissions.

Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services expected to be provided.

4

F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreement were reasonable, that the Fund Advisers’ fees were reasonable in light of the services expected to be provided to the Fund, and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

5

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: April 4, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 4, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: April 4, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)